UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI

Book 1

First Trust NASDAQ Technology Dividend Index Fund (TDIV)

Multi-Asset Diversified Income Index Fund (MDIV)

First Trust S&P International Dividend Aristocrats ETF (FID)

First Trust BuyWrite Income ETF (FTHI)

First Trust Hedged BuyWrite Income ETF (FTLB)

First Trust Rising Dividend Achievers ETF (RDVY)

First Trust Dorsey Wright Focus 5 ETF (FV)

First Trust RBA American Industrial Renaissance® ETF (AIRR)

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

First Trust Dorsey Wright International Focus 5 ETF (IFV)

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

First Trust International Developed Capital Strength ETF (FICS)

Semi-Annual Report
For the Six Months Ended
March 31, 2022

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2022

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six-months ended March 31, 2022.
How are investors expected to make sense of the markets in a climate like the one we are in today? For what it is worth, the famous adage that “perception is reality” is a complete misnomer, in my opinion. Perception is a perspective of reality. Reality is the truth. When it comes to investing one’s capital, it can be difficult to ascertain the truth, especially in the age of the internet and the 24/7 news cycle. There is so much information pumped out daily pertaining to the securities markets that it can be counterproductive if you consume too much of it, particularly if you do not have a discerning eye. To be frank, a lot of financial information adds up to nothing more than noise, or is an extension of someone’s agenda, and we at First Trust encourage investors to ignore it as best they can. That is why we believe that investors should lean on those market principles that are tried and true. That is how you make sense of the markets, in my opinion.
There is essentially nothing major transpiring around the globe today that we have not encountered to some degree before, including war. Even the coronavirus (“COVID-19”) pandemic, which arrived in the U.S. in the first quarter of 2020, was somewhat matched in scope by the 1918 flu (Spanish flu) pandemic. Approximately 987,000 lives have been lost so far in the U.S. from the COVID-19 pandemic, compared to 675,000 spanning the 1918 flu pandemic, according to data from the Centers for Disease Control and Prevention. While we have had more deaths from the COVID-19 virus, the speed in which no fewer than three effective vaccines were brought to bear to combat this virus was astounding. U.S. ingenuity is what keeps this country ascending, in my opinion. I believe it to be one of the main reasons why the investment philosophy “time in the market” has been such a tried and true principle of the wealth building process. Endure the ups and downs of the stock market and you can persevere over time. In the short-run, it is anybody’s guess, and guessing should not play any role in developing a financial plan. History is on your side. Keep in mind, the S&P 500® Index has never failed to fully recover any losses sustained in a downturn and it stood at its all-time closing high on January 3, 2022.
The stock and bond markets have been more volatile of late and may stay that way, at least over the near-term. Based on some thorough guidance from the Federal Reserve (the “Fed”) with respect to its bias towards raising short-term interest rates more aggressively than once thought to fight inflation, there is a good chance that the days of artificially low interest rates are finally coming to an end. Bond yields have spiked recently to reflect the surge in inflation, which stood at 8.5% on a trailing 12-month basis in March 2022, and the anticipated rate hikes from the Fed. In other words, interest rates and bond yields are in the process of normalizing. What is normal? Well, the Federal Funds target rate (upper bound), which stood at 0.50% at the close on April 21, 2022, averaged 2.48% for the 30-year period ended April 21, 2022, according to Bloomberg. It reached as high as 6.50% in 2000. The yield on the 10-Year Treasury Note (“T-Note”), which stood at 2.91% at the close on April 21, 2022, averaged 3.98% over that same 30-year period. The 10-Year T-Note reached as high as 8.03% in 1994. All eyes will likely be on the Fed for the remainder of this year. The economy is still growing, albeit at a slower clip, and it looks like more Americans are heading back to work. Keep an eye on interest rates, bond yields and inflation in the months ahead. We would prefer slow and steady as they rise as opposed to sharp moves higher. As always, stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2022
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The latest global growth forecast from the International Monetary Fund (“IMF”) released in April 2022 sees real gross domestic product growth rising by 3.6% worldwide in 2022, down from its 4.4% projection in January 2022. The IMF is calling for a 3.7% growth rate for the U.S., down from its January estimate of 4.0%. Emerging Market and Developing Economies are expected to grow by 3.8% this year, down markedly from the IMF’s 4.8% estimate in January. While global growth is expected to slow some in 2022, there does not appear to be a significant threat of recession in the near-term. The IMF notes that the reduction in its economic growth targets is largely a byproduct of Russia’s decision to invade Ukraine back on February 24, 2022.
Robust inflation and the war between Russia and Ukraine have been the dominant stories of late, in our opinion. Inflation, as measured by the Consumer Price Index, stood at 8.5% on a trailing 12-month basis at the end of March 2022, according to the U.S. Bureau of Labor Statistics. The last time inflation in the U.S. was this high was in 1982. Consumer prices are up significantly across the board, including groceries, gasoline, automobiles, homes, and apartment rents. It has been reported that the war between Russia and Ukraine could lead to global food shortages. It has already helped drive energy prices higher. These two events are worth monitoring closely. If one or both end up being protracted, then we would anticipate higher levels of volatility in the markets moving forward. Perhaps the biggest beneficiary of the spike in inflation is commodity prices, which surged 27.03% in the first quarter of 2022, as measured by the Refinitiv/CC CRB Excess Return Index.
Performance of Global Stocks and Bonds
The major U.S. stock indices delivered mixed results over the past six months. The S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 5.92%, 2.73% and -0.30%, respectively, for the six-month period ended March 31, 2022. Due to the ongoing economic headwinds stemming from the coronavirus pandemic, rising inflation, and, more recently, the war between Russia and Ukraine, large-capitalization (“cap”) stocks outperformed their mid- and small-cap counterparts over the period, an indication that investors were somewhat concerned about the level of risk they were willing to assume, in our opinion. Ten of the 11 major sectors that comprise the S&P 500® Index (the “Index”) were up on a total return basis. The top performer was Energy, up 50.11%, while the worst showing came from Communication Services, down 11.93%.
A Bloomberg survey of 24 equity strategists found that their average 2022 year-end price target for the Index was 4,868 as of April 2022, according to its own release. The highest and lowest estimates were 5,330 and 4,400, respectively. Brian Wesbury, Chief Economist at First Trust, announced in May 2022 that he is looking for a year-end price target of 4,900, a downward revision from his 5,250 projection at the close of 2021. The Index closed trading on March 31, 2022, at 4,530.41. The outlook for corporate earnings remains optimistic. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2022 and 2023 were 10.25% and 9.44%, respectively, as of April 1, 2022.
The broader foreign stock indices lagged the performance of the major U.S. stock indices. Over the past six months, the MSCI World ex USA and MSCI Emerging Markets indices posted total returns of -1.82% (USD) and -8.20% (USD), respectively, according to Bloomberg. The major foreign bond indices were also down over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -6.79% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt declined by 10.58% (USD), according to Bloomberg. The U.S. dollar rose by 4.33% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The sizable jump in the dollar provided a drag on the performance of both foreign stock and bond indices, in our opinion.
In the U.S. bond market, the results were also disappointing. The top performing major debt group we track was speculative-grade corporate bonds. The Bloomberg U.S. Corporate High Yield Index posted a total return of -4.16% for the six-month period ended March 31, 2022. The worst-performing U.S. debt group that we track was long-term municipal bonds. The Bloomberg Municipal Bond: Long Bond (22+ years) posted a total return of -7.21%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) rose by 85 basis points in the period to close at 2.34% on March 31, 2022, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.03% for the 10-year period ended March 31, 2022.

Fund Performance Overview (Unaudited)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
The First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Technology Dividend IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “TDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.
The Index includes up to 100 technology and telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a technology or telecommunications company under the Industry Classification Benchmark and have a minimum market capitalization of $500 million. The Index may include U.S.-listed securities of non-U.S. companies, including companies located in emerging market countries.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	5 Years Ended 3/31/22	Inception (8/13/12) to 3/31/22	5 Years Ended 3/31/22	Inception (8/13/12) to 3/31/22
Fund Performance
NAV	5.43%	11.32%	15.88%	14.71%	108.93%	274.94%
Market Price	5.56%	11.39%	15.90%	14.72%	109.14%	275.29%
Index Performance
Nasdaq Technology Dividend IndexTM	5.75%	11.98%	16.64%	15.46%	115.85%	299.09%
S&P 500® Index	5.92%	15.65%	15.99%	15.18%	109.94%	289.98%
S&P 500® Information Technology Index	6.94%	20.90%	26.81%	21.71%	227.86%	563.32%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and Nasdaq Technology Dividend IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ Technology Dividend Index Fund (TDIV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	83.1%
Communication Services	15.6
Industrials	1.2
Consumer Discretionary	0.1
Health Care	0.0*
Total	100.0%

*	Amount is less than 0.1%.
Top Ten Holdings	% of Total Investments
Broadcom, Inc.	8.3%
International Business Machines Corp.	8.3
Intel Corp.	8.1
Microsoft Corp.	8.0
Texas Instruments, Inc.	7.6
Oracle Corp.	4.2
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.8
QUALCOMM, Inc.	3.5
Analog Devices, Inc.	3.0
Lumen Technologies, Inc.	2.1
Total	56.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV)
The Multi-Asset Diversified Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Multi-Asset Diversified Income IndexSM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “MDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and/or depositary receipts, real estate investment trusts (“REITs”), preferred securities, master limited partnerships (“MLPs”) and exchange-traded fund (“ETF”) that comprise the Index. The Index allocates 20% of its weight to the equity securities segment, 20% of its weight to the REIT segment, 20% of its weight to the preferred securities segment, 20% of its weight to the MLP segment and 20% of its weight to an ETF that invests in high yield corporate debt securities. The ETF in which the Fund invests may be advised by First Trust Advisors L.P.
The Index is designed to provide exposure to five asset segments, each selected to result in a consistent and high yield for the Index. The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	5 Years Ended 3/31/22	Inception (8/13/12) to 3/31/22	5 Years Ended 3/31/22	Inception (8/13/12) to 3/31/22
Fund Performance
NAV	5.84%	9.70%	3.06%	4.25%	16.24%	49.27%
Market Price	5.83%	9.70%	3.04%	4.25%	16.13%	49.27%
Index Performance
Nasdaq US Multi-Asset Diversified Income IndexSM	6.16%	10.32%	3.62%	4.90%	19.48%	58.56%
S&P 500® Index	5.92%	15.65%	15.99%	15.18%	109.94%	289.98%
Dow Jones U.S. Select DividendTM Index*	13.43%	16.30%	11.31%	12.94%	70.88%	222.71%
(See Notes to Fund Performance Overview on page 33.)

*	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and Nasdaq US Multi-Asset Diversified Income IndexSM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV) (Continued)
Sector Allocation	% of Total Investments
Financials	33.3%
Energy	19.7
Other*	19.5
Real Estate	6.5
Utilities	6.4
Consumer Staples	5.3
Communication Services	3.8
Industrials	2.0
Health Care	1.1
Information Technology	0.9
Materials	0.8
Consumer Discretionary	0.7
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.
Top Ten Holdings	% of Total Investments
First Trust Tactical High Yield ETF	19.5%
Two Harbors Investment Corp.	1.3
Icahn Enterprises, L.P.	1.3
USA Compression Partners, L.P.	1.3
Annaly Capital Management, Inc.	1.2
Ready Capital Corp.	1.2
New York Mortgage Trust, Inc.	1.1
Apollo Commercial Real Estate Finance, Inc.	1.1
CMS Energy Corp.	1.1
Shell Midstream Partners, L.P.	1.0
Total	30.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID)
The First Trust S&P International Dividend Aristocrats ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S&P International Dividend Aristocrats Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FID.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Index measures the performance of high dividend yielding companies that have followed a managed-dividends policy of increasing or maintaining dividends for at least ten consecutive years.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	5 Years Ended 3/31/22	Inception (8/22/13) to 3/31/22	5 Years Ended 3/31/22	Inception (8/22/13) to 3/31/22
Fund Performance
NAV	2.04%	4.62%	4.65%	3.20%	25.51%	31.19%
Market Price	2.50%	4.08%	4.83%	3.23%	26.58%	31.47%
Index Performance
S&P International Dividend Aristocrats Index(1)	3.19%	6.38%	N/A	N/A	N/A	N/A
Dow Jones EPAC Select DividendTM Index(2)	6.86%	6.97%	6.13%	4.56%	34.63%	46.75%
MSCI World ex USA Index	-1.82%	3.04%	7.14%	5.55%	41.15%	59.16%
(See Notes to Fund Performance Overview on page 33.)

(1)	On August 30, 2018, the Fund’s underlying index changed from the NASDAQ International Multi-Asset Diversified Income IndexSM to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.
(2)	The Dow Jones EPAC Select DividendTM Index measures the performance of a selected group of companies, from non-U.S. developed markets (Europe, Pacific Asia, and Canada), that have provided relatively high dividend yields on a consistent basis over time.
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID) (Continued)
Sector Allocation	% of Total Investments
Financials	23.8%
Utilities	21.9
Real Estate	17.6
Industrials	8.0
Energy	7.9
Communication Services	7.0
Consumer Staples	5.5
Materials	4.2
Health Care	4.1
Total	100.0%

Country Allocation	% of Total Investments
Canada	25.5%
Hong Kong	15.3
Japan	14.7
Switzerland	9.7
United Kingdom	8.4
France	3.3
Germany	2.8
Belgium	2.4
Spain	2.3
South Korea	1.8
Finland	1.7
Australia	1.6
Norway	1.6
Bermuda	1.5
Sweden	1.4
Mexico	1.4
Cayman Islands	1.3
Singapore	1.2
Portugal	1.1
Netherlands	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Enagas S.A.	2.3%
Keyera Corp.	2.1
New World Development Co., Ltd.	2.0
TC Energy Corp.	1.9
China Overseas Land & Investment Ltd.	1.8
Rubis SCA	1.8
Guangdong Investment Ltd.	1.8
KT&G Corp.	1.8
Power Assets Holdings Ltd.	1.7
SmartCentres Real Estate Investment Trust	1.7
Total	18.9%

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI)
The First Trust BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s primary investment objective is to provide current income. The Fund’s secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an “option strategy” in which it will write U.S. exchange-traded covered call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on the Nasdaq Stock Market LLC under the ticker symbol “FTHI.”
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager of First Trust
Rob A. Guttschow, CFA, Senior Portfolio Manager of First Trust
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	5 Years Ended 3/31/22	Inception (1/6/14) to 3/31/22	5 Years Ended 3/31/22	Inception (1/6/14) to 3/31/22
Fund Performance
NAV	9.84%	14.11%	6.24%	6.43%	35.33%	67.04%
Market Price	9.87%	14.14%	6.25%	6.44%	35.43%	67.18%
Index Performance
CBOE S&P 500 BuyWrite Monthly Index(1)	7.86%	14.88%	7.17%	7.05%	41.38%	75.13%
S&P 500® Index	5.92%	15.65%	15.99%	13.84%	109.94%	190.69%
(See Notes to Fund Performance Overview on page 33.)

(1)	The CBOE S&P 500 BuyWrite Monthly Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI) (Continued)
Sector Allocation	% of Total Investments
Health Care	18.3%
Financials	17.1
Information Technology	15.5
Energy	14.4
Materials	10.6
Consumer Discretionary	9.3
Communication Services	7.0
Industrials	4.0
Consumer Staples	2.1
Utilities	0.9
Real Estate	0.8
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	94.9%
Real Estate Investment Trusts	1.8
Master Limited Partnerships	1.0
Call Options Written	(1.8)
Net Other Assets and Liabilities	4.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Apple, Inc.	6.7%
Microsoft Corp.	5.6
Amazon.com, Inc.	3.3
Wells Fargo & Co.	2.4
PNC Financial Services Group (The), Inc.	2.3
Alphabet, Inc., Class C	2.1
Alphabet, Inc., Class A	2.1
Tesla, Inc.	1.9
Berkshire Hathaway, Inc., Class B	1.7
US Bancorp	1.6
Total	29.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Hedged BuyWrite Income ETF (FTLB)
The First Trust Hedged BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s investment objective is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an “option strategy” in which it writes U.S. exchange-traded covered call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options. The premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide the Fund with downside protection and which are expected to reduce the Fund’s price sensitivity to declining markets. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTLB.”
Portfolio Management Team
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager of First Trust
Rob A. Guttschow, CFA, Senior Portfolio Manager of First Trust
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	5 Years Ended 3/31/22	Inception (1/6/14) to 3/31/22	5 Years Ended 3/31/22	Inception (1/6/14) to 3/31/22
Fund Performance
NAV	8.67%	12.22%	4.63%	4.84%	25.42%	47.52%
Market Price	8.71%	12.32%	4.65%	4.85%	25.53%	47.68%
Index Performance
CBOE S&P 500 95-110 Collar IndexSM(1)	-0.18%	6.04%	13.44%	9.83%	87.83%	116.34%
S&P 500® Index	5.92%	15.65%	15.99%	13.84%	109.94%	190.69%
CBOE Nasdaq-100 Buywrite IndexSM(2)	2.12%	5.87%	8.79%	8.09%	52.35%	89.76%
Nasdaq-100® Index(3)	1.37%	14.14%	23.41%	20.35%	186.21%	359.22%
(See Notes to Fund Performance Overview on page 33.)

(1)	The CBOE S&P 500 95-110 Collar IndexSM is designed to protect an investment in S&P 500® stocks against market declines. The passive collar strategy reflected by the index entails: holding the stocks in the S&P 500® Index; buying three-month S&P 500® put options to protect this S&P 500® portfolio from market decreases; and selling one-month S&P 500® call options to help finance the cost of the put options.
(2)	The Cboe Nasdaq-100 BuyWrite IndexSM is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the Nasdaq-100® Index. The index is a passive total return index based on (1) buying the Nasdaq-100® Index stock index portfolio, and (2) “writing” (or selling) the near-term Nasdaq-100® Index “covered” call option.
(3)	On May 11, 2022, the Fund’s primary benchmark changed from the S&P 500® Index to the Nasdaq-100® Index, because the Advisor believes that the Nasdaq-100® Index better reflects the investment strategies of the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Hedged BuyWrite Income ETF (FTLB) (Continued)
Sector Allocation	% of Total Investments
Health Care	18.4%
Information Technology	16.3
Financials	15.7
Energy	14.4
Materials	10.5
Consumer Discretionary	9.5
Communication Services	7.5
Industrials	3.9
Consumer Staples	2.1
Utilities	0.9
Real Estate	0.8
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	94.1%
Real Estate Investment Trusts	1.8
Master Limited Partnerships	0.9
Put Options Purchased	0.6
Call Options Written	(1.8)
Put Options Written	(0.2)
Net Other Assets and Liabilities	4.6
Total	100.0%
Top Ten Holdings	% of Total Investments
Apple, Inc.	7.1%
Microsoft Corp.	5.9
Amazon.com, Inc.	3.4
Wells Fargo & Co.	2.4
PNC Financial Services Group (The), Inc.	2.3
Alphabet, Inc., Class C	2.3
Alphabet, Inc., Class A	2.2
Tesla, Inc.	2.0
Berkshire Hathaway, Inc., Class B	1.8
NVIDIA Corp.	1.5
Total	30.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY)
The First Trust Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called Nasdaq US Rising Dividend AchieversTM Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index includes 50 U.S. exchange-traded equity securities, including securities issued by non-U.S. companies that trade on U.S. securities exchanges in the form of depositary receipts. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization companies with a history of raising their dividends while exhibiting the characteristics to continue to do so in the future by including companies with strong cash balances, low debt and increasing earnings. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RDVY.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	5 Years Ended 3/31/22	Inception (1/6/14) to 3/31/22	5 Years Ended 3/31/22	Inception (1/6/14) to 3/31/22
Fund Performance
NAV	3.78%	8.97%	14.82%	13.49%	99.57%	183.37%
Market Price	3.85%	8.96%	14.82%	13.50%	99.58%	183.47%
Index Performance
Nasdaq US Rising Dividend AchieversTM Index	4.06%	9.56%	15.45%	14.11%	105.11%	196.27%
Dow Jones U.S. Select DividendTM Index*	13.43%	16.30%	11.31%	11.76%	70.88%	149.77%
(See Notes to Fund Performance Overview on page 33.)

*	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and Nasdaq US Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY) (Continued)
Sector Allocation	% of Total Investments
Financials	35.6%
Information Technology	26.7
Health Care	10.1
Materials	7.8
Consumer Discretionary	5.4
Energy	4.2
Communication Services	4.0
Industrials	4.0
Consumer Staples	2.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Archer-Daniels-Midland Co.	2.2%
Apple, Inc.	2.2
Cincinnati Financial Corp.	2.2
Intel Corp.	2.1
Pioneer Natural Resources Co.	2.1
Allstate (The) Corp.	2.1
Freeport-McMoRan, Inc.	2.1
NVIDIA Corp.	2.1
EOG Resources, Inc.	2.1
Corteva, Inc.	2.1
Total	21.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV)
The First Trust Dorsey Wright Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Focus FiveTM Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	5 Years Ended 3/31/22	Inception (3/5/14) to 3/31/22	5 Years Ended 3/31/22	Inception (3/5/14) to 3/31/22
Fund Performance
NAV	4.52%	7.25%	15.10%	11.78%	102.01%	145.71%
Market Price	4.52%	7.24%	15.08%	11.77%	101.80%	145.56%
Index Performance
Dorsey Wright Focus FiveTM Index	4.77%	7.68%	15.43%	12.17%	104.89%	152.67%
S&P 500® Index	5.92%	15.65%	15.99%	13.72%	109.94%	182.37%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and Dorsey Wright Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
The First Trust RBA American Industrial Renaissance® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance® Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Index is designed to measure the performance of small- and mid-cap U.S. companies in the industrial and community banking sectors. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “AIRR.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	5 Years Ended 3/31/22	Inception (3/10/14) to 3/31/22	5 Years Ended 3/31/22	Inception (3/10/14) to 3/31/22
Fund Performance
NAV	3.54%	4.47%	12.33%	10.02%	78.83%	115.85%
Market Price	3.42%	4.34%	12.37%	10.02%	79.16%	115.81%
Index Performance
Richard Bernstein Advisors American Industrial Renaissance® Index	3.93%	5.27%	13.14%	10.86%	85.36%	129.46%
S&P 500® Index	5.92%	15.65%	15.99%	13.72%	109.94%	181.78%
S&P 500® Industrials Index	6.08%	6.14%	11.27%	10.62%	70.54%	125.53%
Russell 2500® Index	-2.22%	0.34%	11.57%	9.77%	72.90%	111.86%
(See Notes to Fund Performance Overview on page 33.)

Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR) (Continued)
Sector Allocation	% of Total Investments
Industrials	90.2%
Financials	9.2
Total	99.4%
Top Ten Holdings	% of Total Investments
U.S. Ecology, Inc.	4.8%
Quanta Services, Inc.	3.8
Evoqua Water Technologies Corp.	3.8
NV5 Global, Inc.	3.6
Clean Harbors, Inc.	3.6
Arcosa, Inc.	3.3
Mueller Water Products, Inc., Class A	3.0
MYR Group, Inc.	3.0
RBC Bearings, Inc.	3.0
Comfort Systems USA, Inc.	2.9
Total	34.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
The First Trust Dorsey Wright Momentum & Dividend ETF seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Under normal conditions, the Fund invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Index is a rules-based equity index designed to track the overall performance of the 50 stocks with the highest dividend yield comprising the Nasdaq US Large Mid Index that still maintain high levels of “relative strength.” A relative strength analysis is a momentum-based investment strategy that emphasizes a security’s forward price momentum in the security selection process. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “DDIV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	5 Years Ended 3/31/22	Inception (3/10/14) to 3/31/22	5 Years Ended 3/31/22	Inception (3/10/14) to 3/31/22
Fund Performance
NAV	9.26%	17.89%	10.61%	9.52%	65.56%	108.03%
Market Price	9.33%	17.88%	10.63%	9.52%	65.69%	108.12%
Index Performance
Dorsey Wright Momentum Plus Dividend YieldTM Index(1)	9.69%	18.71%	N/A	N/A	N/A	N/A
Dow Jones U.S. Select DividendTM Index(2)	13.43%	16.30%	11.31%	11.66%	70.88%	143.12%
S&P 500® Index	5.92%	15.65%	15.99%	13.72%	109.94%	181.78%
(See Notes to Fund Performance Overview on page 33.)

(1)	On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.
(2)	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and Dorsey Wright Momentum Plus Dividend YieldTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV) (Continued)
Sector Allocation	% of Total Investments
Real Estate	37.9%
Financials	27.6
Energy	18.1
Information Technology	5.2
Materials	2.8
Consumer Discretionary	2.3
Communication Services	2.3
Health Care	2.2
Industrials	1.6
Total	100.0%
Top Ten Holdings	% of Total Investments
ONEOK, Inc.	5.3%
Williams (The) Cos., Inc.	5.1
Spirit Realty Capital, Inc.	3.9
Prudential Financial, Inc.	3.3
Marathon Petroleum Corp.	3.2
Lamar Advertising Co., Class A	3.0
Brixmor Property Group, Inc.	2.9
EOG Resources, Inc.	2.9
American Campus Communities, Inc.	2.8
Welltower, Inc.	2.7
Total	35.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
The First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright International Focus FiveTM Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of certain First Trust international ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “IFV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	5 Years Ended 3/31/22	Inception (7/22/14) to 3/31/22	5 Years Ended 3/31/22	Inception (7/22/14) to 3/31/22
Fund Performance
NAV	-6.76%	-7.15%	3.75%	2.19%	20.22%	18.13%
Market Price	-6.50%	-7.01%	3.82%	2.22%	20.63%	18.42%
Index Performance
Dorsey Wright International Focus FiveTM Index	-6.62%	-6.86%	4.26%	2.63%	23.21%	22.06%
MSCI ACWI ex USA Index	-3.72%	-1.48%	6.76%	3.87%	38.71%	33.93%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and Dorsey Wright International Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
The First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Dynamic Focus FiveTM Index (the “Index”). The Fund normally invests at least 80% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index, including the First Trust Enhanced Short Maturity ETF (“FTSM”), an ultra-short duration exchange-traded fund. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector and industry-based ETFs that the Index Provider determines offer the greatest potential to outperform the other First Trust sector and industry-based ETFs and that satisfy certain trading volume and liquidity requirements. In addition to the First Trust sector and industry-based ETFs, the Index may select FTSM. FTSM is also evaluated and its inclusion and weight in the Index is adjusted based upon its rank relative to the selection universe of sector and industry-based ETFs chosen by the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FVC.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	5 Years Ended 3/31/22	Inception (3/17/16) to 3/31/22	5 Years Ended 3/31/22	Inception (3/17/16) to 3/31/22
Fund Performance
NAV	4.52%	7.24%	10.89%	11.11%	67.68%	88.88%
Market Price	4.52%	7.24%	10.86%	11.10%	67.48%	88.83%
Index Performance
Dorsey Wright Dynamic Focus FiveTM Index	4.77%	7.68%	11.22%	11.45%	70.18%	92.46%
S&P 500® Index	5.92%	15.65%	15.99%	16.26%	109.94%	148.42%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and Dorsey Wright Dynamic Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
The First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Blockchain Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies that are either actively using, investing in, developing, or have products that are poised to benefit from blockchain technology and/or the potential for increased efficiency that it provides to various business processes. The Index seeks to include only companies that have devoted material resources to the use of blockchain technologies. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “LEGR.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	Inception (1/24/18) to 3/31/22	Inception (1/24/18) to 3/31/22
Fund Performance
NAV	-3.57%	2.60%	8.93%	43.02%
Market Price	-3.75%	2.37%	8.95%	43.13%
Index Performance
Indxx Blockchain Index	-3.10%	3.85%	10.04%	49.16%
S&P 500® Index	5.92%	15.65%	13.86%	72.07%
(See Notes to Fund Performance Overview on page 33.)

Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	36.6%
Information Technology	33.3
Consumer Discretionary	9.1
Communication Services	8.3
Industrials	5.7
Utilities	2.9
Materials	1.7
Consumer Staples	1.6
Energy	0.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
NVIDIA Corp.	1.5%
PayPal Holdings, Inc.	1.5
Alibaba Group Holding Ltd., ADR	1.5
Capgemini SE	1.4
Infineon Technologies AG	1.4
Amazon.com, Inc.	1.4
JD.com, Inc., ADR	1.4
Mastercard, Inc., Class A	1.4
China CITIC Bank Corp., Ltd., Class H	1.4
Accenture PLC, Class A	1.4
Total	14.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
The First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq CTA Artificial Intelligence and Robotics IndexSM (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies engaged in the artificial intelligence and robotics segments of the technology, industrial and other economic sectors. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “ROBT.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	Inception (2/21/18) to 3/31/22	Inception (2/21/18) to 3/31/22
Fund Performance
NAV	-11.43%	-8.96%	12.06%	59.57%
Market Price	-11.46%	-9.23%	12.07%	59.63%
Index Performance
Nasdaq CTA Artificial Intelligence and Robotics IndexSM	-10.95%	-8.03%	12.97%	64.96%
S&P 500® Index	5.92%	15.65%	15.46%	80.41%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and Nasdaq CTA Artificial Intelligence and Robotics IndexSM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT) (Continued)
Sector Allocation	% of Total Long-Term Investments
Information Technology	57.3%
Industrials	21.4
Consumer Discretionary	11.1
Health Care	7.1
Communication Services	2.4
Real Estate	0.4
Consumer Staples	0.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
AeroVironment, Inc.	2.6%
Luminar Technologies, Inc.	2.2
Cadence Design Systems, Inc.	2.1
BlackBerry Ltd.	2.1
AutoStore Holdings Ltd.	2.1
Illumina, Inc.	2.1
Elbit Systems Ltd.	2.1
Synopsys, Inc.	2.1
Dynatrace, Inc.	2.1
PROS Holdings, Inc.	2.1
Total	21.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust International Developed Capital Strength ETF (FICS)
The First Trust International Developed Capital Strength ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called The International Developed Capital Strength IndexSM (the “Index”). The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index. The Index seeks to provide exposure to well-capitalized companies in the developed markets outside of the U.S. with strong market positions that have the potential to provide a greater degree of stability and performance over time. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “FICS.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	Inception (12/15/20) to 3/31/22	Inception (12/15/20) to 3/31/22
Fund Performance
NAV	-2.95%	6.19%	8.34%	10.88%
Market Price	-2.82%	6.14%	8.61%	11.25%
Index Performance
The International Developed Capital Strength IndexSM	-2.28%	7.72%	10.20%	13.35%
MSCI World ex USA Index	-1.82%	3.04%	7.11%	9.27%
(See Notes to Fund Performance Overview on page 33.)

Nasdaq® and The International Developed Capital Strength IndexSM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust International Developed Capital Strength ETF (FICS) (Continued)
Sector Allocation	% of Total Investments
Industrials	31.7%
Health Care	19.3
Consumer Staples	13.8
Financials	12.7
Information Technology	10.9
Consumer Discretionary	5.6
Materials	3.7
Real Estate	2.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Thales S.A.	2.7%
Alimentation Couche-Tard, Inc.	2.5
Toronto-Dominion Bank (The)	2.4
GlaxoSmithKline PLC	2.4
Bunzl PLC	2.4
AstraZeneca PLC	2.3
Canadian National Railway Co.	2.3
Intact Financial Corp.	2.3
Novo Nordisk A.S., Class B	2.3
Goodman Group	2.3
Total	23.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2022 (Unaudited)
As a shareholder of First Trust NASDAQ Technology Dividend Index Fund, Multi-Asset Diversified Income Index Fund, First Trust S&P International Dividend Aristocrats ETF, First Trust BuyWrite Income ETF, First Trust Hedged BuyWrite Income ETF, First Trust Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance® ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, First Trust Indxx Innovative Transaction & Process ETF, First Trust Nasdaq Artificial Intelligence Robotics ETF, or First Trust International Developed Capital Strength ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Actual	$1,000.00	$1,054.30	0.50%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
Multi-Asset Diversified Income Index Fund (MDIV) (b)
Actual	$1,000.00	$1,058.40	0.48%	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
First Trust S&P International Dividend Aristocrats ETF (FID)
Actual	$1,000.00	$1,020.40	0.60%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust BuyWrite Income ETF (FTHI)
Actual	$1,000.00	$1,098.40	0.85%	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
First Trust Hedged BuyWrite Income ETF (FTLB)
Actual	$1,000.00	$1,086.70	0.85%	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2022 (Unaudited)
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Rising Dividend Achievers ETF (RDVY)
Actual	$1,000.00	$1,037.80	0.50%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
First Trust Dorsey Wright Focus 5 ETF (FV) (b)
Actual	$1,000.00	$1,045.20	0.30%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust RBA American Industrial Renaissance® ETF (AIRR)
Actual	$1,000.00	$1,035.40	0.70%	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	0.70%	$3.53
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Actual	$1,000.00	$1,092.60	0.60%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Dorsey Wright International Focus 5 ETF (IFV) (b)
Actual	$1,000.00	$932.40	0.30%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (b)
Actual	$1,000.00	$1,045.20	0.30%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Actual	$1,000.00	$964.30	0.65%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Actual	$1,000.00	$885.70	0.65%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
First Trust International Developed Capital Strength ETF (FICS)
Actual	$1,000.00	$970.50	0.70%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	0.70%	$3.53

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2021 through March 31, 2022), multiplied by 182/365 (to reflect the six-month period).
(b)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Communications Equipment – 4.8%
41,611	ADTRAN, Inc.	$767,723
18,460	AudioCodes Ltd.	471,653
643,671	Cisco Systems, Inc.	35,891,095
24,815	Comtech Telecommunications Corp.	389,347
370,261	Juniper Networks, Inc.	13,758,899
107,968	Motorola Solutions, Inc.	26,149,849
404,172	Telefonaktiebolaget LM Ericsson, ADR	3,694,132
23,486	Ubiquiti, Inc.	6,838,184
		87,960,882
	Diversified Telecommunication Services – 10.7%
1,515,304	AT&T, Inc.	35,806,634
15,643	ATN International, Inc.	623,843
683,371	BCE, Inc.	37,899,756
33,814	Chunghwa Telecom Co., Ltd., ADR	1,503,032
116,116	Cogent Communications Holdings, Inc.	7,704,297
3,465,011	Lumen Technologies, Inc.	39,050,674
215,448	Orange S.A., ADR	2,546,595
68,134	Telkom Indonesia Persero Tbk PT, ADR	2,176,881
1,422,245	TELUS Corp.	37,177,484
668,856	Verizon Communications, Inc.	34,071,525
		198,560,721
	Electronic Equipment, Instruments & Components – 4.8%
183,399	Amphenol Corp., Class A	13,819,115
78,461	Avnet, Inc.	3,184,732
32,325	Benchmark Electronics, Inc.	809,418
48,757	CDW Corp.	8,722,140
736,705	Corning, Inc.	27,191,782
29,110	Jabil, Inc.	1,796,960
15,862	Methode Electronics, Inc.	686,031
130,169	National Instruments Corp.	5,283,560
31,228	TD SYNNEX Corp.	3,223,042
165,891	TE Connectivity Ltd.	21,728,403
97,657	Vishay Intertechnology, Inc.	1,914,077
		88,359,260
	Health Care Technology – 0.0%
4,505	Simulations Plus, Inc.	229,665
	Industrial Conglomerates – 0.5%
19,928	Roper Technologies, Inc.	9,410,599
Shares	Description	Value

	Interactive Media & Services – 0.3%
70,011	Autohome, Inc., ADR	$2,129,034
92,749	JOYY, Inc., ADR	3,406,671
		5,535,705
	Internet & Direct Marketing Retail – 0.1%
12,366	Shutterstock, Inc.	1,151,027
	IT Services – 10.5%
83,578	Amdocs Ltd.	6,870,947
214,289	Cognizant Technology Solutions Corp., Class A	19,215,295
19,212	CSG Systems International, Inc.	1,221,307
21,082	Hackett Group (The), Inc.	486,151
475,661	Infosys Ltd., ADR	11,839,202
1,172,067	International Business Machines Corp.	152,392,151
41,490	Switch, Inc., Class A	1,278,722
		193,303,775
	Media – 2.1%
2,150	Cable One, Inc.	3,148,116
767,696	Comcast Corp., Class A	35,943,527
		39,091,643
	Professional Services – 0.7%
45,321	KBR, Inc.	2,480,419
70,798	Leidos Holdings, Inc.	7,647,600
35,225	Science Applications International Corp.	3,246,688
		13,374,707
	Semiconductors & Semiconductor Equipment – 42.8%
67,234	Amkor Technology, Inc.	1,460,322
330,276	Analog Devices, Inc.	54,554,990
226,798	Applied Materials, Inc.	29,891,976
239,517	ASE Technology Holding Co., Ltd., ADR	1,698,176
18,030	ASML Holding N.V.	12,042,778
244,433	Broadcom, Inc.	153,914,571
94,786	Himax Technologies, Inc., ADR	1,029,376
3,010,274	Intel Corp.	149,189,179
61,818	KLA Corp.	22,629,097
25,790	Kulicke & Soffa Industries, Inc.	1,444,756
51,007	Lam Research Corp.	27,421,873
246,875	Microchip Technology, Inc.	18,550,188
8,918	Monolithic Power Systems, Inc.	4,331,294
113,881	NXP Semiconductors N.V.	21,077,096
13,011	Power Integrations, Inc.	1,205,859
417,439	QUALCOMM, Inc.	63,793,028
27,305	Silicon Motion Technology Corp., ADR	1,824,520
92,235	Skyworks Solutions, Inc.	12,293,081

See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
670,918	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$69,949,911
765,716	Texas Instruments, Inc.	140,493,572
168,998	United Microelectronics Corp., ADR	1,541,262
9,181	Universal Display Corp.	1,532,768
		791,869,673
	Software – 14.4%
23,252	American Software, Inc., Class A	484,572
56,645	CDK Global, Inc.	2,757,479
29,192	Dolby Laboratories, Inc., Class A	2,283,398
11,529	Ebix, Inc.	382,186
32,315	InterDigital, Inc.	2,061,697
160,021	Micro Focus International PLC, ADR	848,111
480,571	Microsoft Corp.	148,164,845
367,961	NortonLifeLock, Inc.	9,758,326
192,719	Open Text Corp.	8,171,286
945,046	Oracle Corp.	78,183,655
25,716	Progress Software Corp.	1,210,966
39,969	SAP SE, ADR	4,434,960
27,476	Sapiens International Corp., N.V.	697,616
85,242	SS&C Technologies Holdings, Inc.	6,394,855
		265,833,952
	Technology Hardware, Storage & Peripherals – 5.7%
1,436,953	Hewlett Packard Enterprise Co.	24,011,485
934,212	HP, Inc.	33,911,895
76,892	Logitech International S.A.	5,673,092
205,811	NetApp, Inc.	17,082,313
210,773	Seagate Technology Holdings PLC	18,948,493
290,760	Xerox Holdings Corp.	5,864,629
		105,491,907
	Wireless Telecommunication Services – 2.4%
282,769	America Movil SAB de CV, ADR, Class L	5,980,564
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c)	471,973
39,656	PLDT, Inc., ADR	1,393,512
589,637	Rogers Communications, Inc., Class B	33,461,899
Shares	Description	Value

	Wireless Telecommunication Services (Continued)
209,677	Telephone & Data Systems, Inc.	$3,958,702
		45,266,650
	Total Investments – 99.8%	1,845,440,166
	(Cost $1,574,415,132)
	Net Other Assets and Liabilities – 0.2%	2,834,310
	Net Assets – 100.0%	$1,848,274,476

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $471,973 or 0.0% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(c)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 45,266,650	$ 44,794,677	$ —	$ 471,973
Other industry categories*	1,800,173,516	1,800,173,516	—	—
Total Investments	$ 1,845,440,166	$ 1,844,968,193	$—	$ 471,973

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 20.2%
	Banks – 0.8%
59,450	CVB Financial Corp.	$1,379,834
172,719	Northwest Bancshares, Inc.	2,333,434
		3,713,268
	Biotechnology – 0.7%
11,260	AbbVie, Inc.	1,825,358
29,364	Gilead Sciences, Inc.	1,745,690
		3,571,048
	Chemicals – 0.5%
34,104	Dow, Inc.	2,173,107
	Containers & Packaging – 0.4%
39,824	International Paper Co.	1,837,878
	Diversified Consumer Services – 0.4%
81,678	H&R Block, Inc.	2,126,895
	Diversified Telecommunication Services – 1.1%
147,685	AT&T, Inc.	3,489,797
38,061	Verizon Communications, Inc.	1,938,827
		5,428,624
	Electric Utilities – 3.8%
27,117	ALLETE, Inc.	1,816,297
15,912	American Electric Power Co., Inc.	1,587,540
15,939	Duke Energy Corp.	1,779,749
28,949	Edison International	2,029,325
14,298	Entergy Corp.	1,669,291
23,434	Evergy, Inc.	1,601,480
38,105	FirstEnergy Corp.	1,747,495
48,951	OGE Energy Corp.	1,996,222
29,230	Pinnacle West Capital Corp.	2,282,863
25,159	Southern (The) Co.	1,824,279
		18,334,541
	Food & Staples Retailing – 0.3%
35,534	Walgreens Boots Alliance, Inc.	1,590,857
	Food Products – 1.3%
31,995	Campbell Soup Co.	1,426,017
42,785	Conagra Brands, Inc.	1,436,292
24,703	Kellogg Co.	1,593,097
48,876	Kraft Heinz (The) Co.	1,925,226
		6,380,632
	Gas Utilities – 0.4%
25,549	Spire, Inc.	1,833,396
	Health Care Providers & Services – 0.4%
30,158	Cardinal Health, Inc.	1,709,959
	Household Products – 0.3%
10,965	Kimberly-Clark Corp.	1,350,449
	Industrial Conglomerates – 0.3%
10,306	3M Co.	1,534,357

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Insurance – 3.4%
72,371	CNA Financial Corp.	$3,518,678
33,645	Horace Mann Educators Corp.	1,407,370
36,132	Mercury General Corp.	1,987,260
151,790	Old Republic International Corp.	3,926,807
20,277	Principal Financial Group, Inc.	1,488,535
16,010	Prudential Financial, Inc.	1,891,902
22,477	Safety Insurance Group, Inc.	2,042,035
		16,262,587
	IT Services – 0.9%
17,195	International Business Machines Corp.	2,235,694
117,279	Western Union (The) Co.	2,197,808
		4,433,502
	Leisure Products – 0.2%
13,000	Hasbro, Inc.	1,064,960
	Media – 0.3%
18,996	Omnicom Group, Inc.	1,612,381
	Multi-Utilities – 1.1%
20,990	Black Hills Corp.	1,616,650
18,021	Consolidated Edison, Inc.	1,706,228
30,262	NorthWestern Corp.	1,830,549
		5,153,427
	Oil, Gas & Consumable Fuels – 0.8%
12,339	Chevron Corp.	2,009,160
25,202	Exxon Mobil Corp.	2,081,433
		4,090,593
	Thrifts & Mortgage Finance – 0.8%
216,762	New York Community Bancorp, Inc.	2,323,689
70,297	Provident Financial Services, Inc.	1,644,950
		3,968,639
	Tobacco – 1.6%
57,855	Altria Group, Inc.	3,022,924
20,217	Philip Morris International, Inc.	1,899,185
45,292	Universal Corp.	2,630,106
		7,552,215
	Trading Companies & Distributors – 0.4%
20,344	MSC Industrial Direct Co., Inc., Class A	1,733,512
	Total Common Stocks	97,456,827
	(Cost $91,911,440)
REAL ESTATE INVESTMENT TRUSTS – 20.2%
	Health Care REITs – 2.1%
141,603	CareTrust REIT, Inc.	2,732,938
119,961	Medical Properties Trust, Inc.	2,535,975
149,849	Omega Healthcare Investors, Inc.	4,669,295
		9,938,208
	Industrial REITs – 0.6%
127,598	Industrial Logistics Properties Trust	2,892,647
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage REITs – 13.7%
371,434	AGNC Investment Corp.	$4,865,786
793,573	Annaly Capital Management, Inc.	5,586,754
389,695	Apollo Commercial Real Estate Finance, Inc.	5,428,451
223,395	Arbor Realty Trust, Inc.	3,811,119
123,149	Blackstone Mortgage Trust, Inc., Class A	3,914,907
512,742	Broadmark Realty Capital, Inc.	4,435,218
274,767	Ellington Financial, Inc.	4,877,114
186,140	KKR Real Estate Finance Trust, Inc.	3,836,346
1,015,534	MFA Financial, Inc.	4,092,602
403,681	New Residential Investment Corp.	4,432,417
1,506,825	New York Mortgage Trust, Inc.	5,499,911
365,787	Ready Capital Corp.	5,508,752
301,897	Redwood Trust, Inc.	3,178,976
1,158,863	Two Harbors Investment Corp.	6,408,512
		65,876,865
	Office REITs – 0.5%
52,220	Highwoods Properties, Inc.	2,388,543
	Retail REITs – 1.1%
95,844	Getty Realty Corp.	2,743,055
55,326	National Retail Properties, Inc.	2,486,351
		5,229,406
	Specialized REITs – 2.2%
89,224	Four Corners Property Trust, Inc.	2,412,617
70,089	Gaming and Leisure Properties, Inc.	3,289,277
190,199	Uniti Group, Inc.	2,617,138
85,508	VICI Properties, Inc.	2,433,557
		10,752,589
	Total Real Estate Investment Trusts	97,078,258
	(Cost $96,951,342)
MASTER LIMITED PARTNERSHIPS – 20.0%
	Energy Equipment & Services – 1.3%
342,911	USA Compression Partners, L.P.	6,038,662
	Industrial Conglomerates – 1.3%
121,231	Icahn Enterprises, L.P.	6,295,526
	Oil, Gas & Consumable Fuels – 17.4%
310,390	Black Stone Minerals, L.P.	4,177,849
45,873	Cheniere Energy Partners, L.P.	2,585,402
133,297	Crestwood Equity Partners, L.P.	3,988,246
210,816	CrossAmerica Partners, L.P.	4,597,897
74,837	DCP Midstream, L.P.	2,511,530
89,835	Delek Logistics Partners, L.P.	3,951,842
165,092	Dorchester Minerals, L.P.	4,284,137
293,858	Energy Transfer, L.P.	3,288,271
141,746	Enterprise Products Partners, L.P.	3,658,464
145,822	Global Partners, L.P.	3,976,566
202,979	Holly Energy Partners, L.P.	3,590,699
264,568	Kimbell Royalty Partners, L.P.	4,301,876
78,525	Magellan Midstream Partners, L.P.	3,853,222
140,804	MPLX, L.P.	4,671,877
269,353	NuStar Energy, L.P.	3,884,070

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
309,599	PBF Logistics, L.P.	$4,340,578
285,148	Plains All American Pipeline, L.P.	3,068,193
248,923	Plains GP Holdings, L.P., Class A (a)	2,875,061
251,124	Rattler Midstream, L.P.	3,508,202
344,555	Shell Midstream Partners, L.P.	4,899,572
76,786	Sunoco, L.P.	3,135,940
81,071	Viper Energy Partners, L.P. (a)	2,397,269
93,249	Western Midstream Partners, L.P.	2,351,740
		83,898,503
	Total Master Limited Partnerships	96,232,691
	(Cost $73,837,574)
EXCHANGE-TRADED FUNDS – 19.4%
	Capital Markets – 19.4%
2,043,059	First Trust Tactical High Yield ETF (b)	93,490,380
	(Cost $99,376,104)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.6%
	Banks – 8.7%
132,342	Bank of America Corp., Series GG	6.00%	(c)	3,446,186
128,898	Bank of America Corp., Series HH	5.88%	(c)	3,290,766
137,647	Bank of America Corp., Series K (d)	6.45%	12/15/66	3,624,245
139,644	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (e)	6.67%	10/30/40	3,826,246
147,227	Citigroup, Inc., Series J (d)	7.13%	(c)	3,882,376
144,038	Citigroup, Inc., Series K (d)	6.88%	(c)	3,795,401
125,429	JPMorgan Chase & Co., Series DD	5.75%	(c)	3,222,271
127,363	JPMorgan Chase & Co., Series EE	6.00%	(c)	3,352,194
118,252	JPMorgan Chase & Co., Series GG	4.75%	(c)	2,713,883
143,846	PNC Financial Services Group (The), Inc., Series P (d)	6.13%	(c)	3,642,181
134,595	Wells Fargo & Co., Series R (d)	6.63%	(c)	3,611,184
130,599	Wells Fargo & Co., Series Y	5.63%	(c)	3,313,297
				41,720,230
	Capital Markets – 2.3%
136,743	Charles Schwab (The) Corp., Series D	5.95%	(c)	3,460,965
145,922	Morgan Stanley, Series E (d)	7.13%	(c)	3,891,740
140,648	Morgan Stanley, Series F (d)	6.88%	(c)	3,756,708
				11,109,413
	Diversified Financial Services – 0.8%
152,914	Apollo Asset Management, Inc., Class A	6.38%	(c)	3,847,316
	Diversified Telecommunication Services – 2.3%
126,385	AT&T, Inc.	5.63%	08/01/67	3,219,026
159,062	Qwest Corp.	6.50%	09/01/56	3,917,697
160,439	Qwest Corp.	6.75%	06/15/57	4,002,953
				11,139,676
	Food Products – 1.7%
124,194	CHS, Inc.	8.00%	(c)	4,011,466
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Food Products (Continued)
157,250	CHS, Inc., Series 1	7.88%	(c)	$4,190,713
				8,202,179
	Insurance – 1.0%
182,987	Hartford Financial Services Group (The), Inc. (d)	7.88%	04/15/42	4,569,185
	Mortgage Real Estate Investment Trusts – 1.7%
171,699	AGNC Investment Corp., Series C (d)	7.00%	(c)	4,263,286
161,228	AGNC Investment Corp., Series E (d)	6.50%	(c)	3,922,677
				8,185,963
	Multi-Utilities – 1.1%
209,376	CMS Energy Corp.	5.88%	10/15/78	5,403,995
	Total $25 Par Preferred Securities			94,177,957
	(Cost $98,781,062)

Total Investments – 99.4%	478,436,113
(Cost $460,857,522)
Net Other Assets and Liabilities – 0.6%	2,872,039
Net Assets – 100.0%	$481,308,152

(a)	This security is taxed as a “C” corporation for federal income tax purposes.
(b)	Investment in an affiliated fund.
(c)	Perpetual maturity.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Floating rate security.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 97,456,827	$ 97,456,827	$ —	$ —
Real Estate Investment Trusts*	97,078,258	97,078,258	—	—
Master Limited Partnerships*	96,232,691	96,232,691	—	—
Exchange-Traded Funds*	93,490,380	93,490,380	—	—
$25 Par Preferred Securities*	94,177,957	94,177,957	—	—
Total Investments	$ 478,436,113	$ 478,436,113	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.2%
	Aerospace & Defense – 2.7%
83,563	BAE Systems PLC (a)	$784,778
223,700	Singapore Technologies Engineering Ltd. (a)	677,599
		1,462,377
	Banks – 6.6%
3,855	Bank of Montreal	453,633
7,064	Bank of Nova Scotia (The)	506,287
7,046	Banque Cantonale Vaudoise (a)	609,613
3,887	Canadian Imperial Bank of Commerce	471,825
29,900	Fukuoka Financial Group, Inc. (a)	576,948
86,300	Mitsubishi UFJ Financial Group, Inc. (a)	533,432
13,400	Sumitomo Mitsui Trust Holdings, Inc. (a)	436,098
		3,587,836
	Beverages – 1.3%
108,931	Arca Continental S.A.B. de C.V.	739,296
	Capital Markets – 3.8%
172,334	Ashmore Group PLC (a)	523,416
53,793	IG Group Holdings PLC (a)	577,776
14,996	IGM Financial, Inc.	529,835
17,600	SBI Holdings, Inc. (a)	444,063
		2,075,090
	Chemicals – 2.0%
10,839	BASF SE (a)	618,479
17,500	Denka Co., Ltd. (a)	484,849
		1,103,328
	Commercial Services & Supplies – 1.4%
28,225	Intrum AB (a)	761,666
	Construction & Engineering – 1.5%
22,904	Bouygues S.A. (a)	799,443
	Diversified Telecommunication Services – 5.8%
15,647	BCE, Inc.	867,366
1,167	Swisscom AG (a)	701,141
61,139	Telenor ASA (a)	877,316
28,727	TELUS Corp.	750,489
		3,196,312
	Electric Utilities – 7.3%
122,602	CK Infrastructure Holdings Ltd. (a)	819,575
60,966	CLP Holdings, Ltd. (a)	593,193
115,990	EDP - Energias de Portugal S.A. (a)	570,890
Shares	Description	Value

	Electric Utilities (Continued)
13,658	Emera, Inc.	$677,028
22,444	Fortum Oyj (a)	410,210
144,484	Power Assets Holdings Ltd.	941,609
		4,012,505
	Food & Staples Retailing – 1.1%
14,676	Etablissements Franz Colruyt N.V. (a)	607,504
	Food Products – 1.3%
73,136	Tate & Lyle PLC (a)	701,091
	Gas Utilities – 6.7%
111,826	APA Group (a)	888,775
182,812	Beijing Enterprises Holdings Ltd. (a)	576,938
56,442	Enagas S.A. (a)	1,253,368
32,854	Rubis SCA (a)	965,674
		3,684,755
	Independent Power & Renewable Electricity Producers – 3.2%
27,938	Capital Power Corp.	909,776
58,600	Electric Power Development Co., Ltd. (a)	836,928
		1,746,704
	Insurance – 13.2%
13,245	Ageas S.A./N.V. (a)	669,578
2,096	Allianz SE (a)	500,542
2,858	Baloise Holding AG (a)	510,429
19,329	Great-West Lifeco, Inc.	569,596
4,289	Helvetia Holding AG (a)	559,937
169,199	Legal & General Group PLC (a)	599,877
26,112	Manulife Financial Corp.	556,850
15,900	MS&AD Insurance Group Holdings, Inc. (a)	516,240
1,411	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	377,216
16,368	Power Corp. of Canada	506,692
7,578	Sun Life Financial, Inc.	423,105
677	Swiss Life Holding AG (a)	433,826
7,300	Tokio Marine Holdings, Inc. (a)	424,811
1,198	Zurich Insurance Group AG (a)	591,692
		7,240,391
	Machinery – 1.1%
7,086	Sulzer AG (a)	588,604
	Media – 1.1%
25,207	Quebecor, Inc., Class B	600,863

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining – 1.3%
37,100	Asahi Holdings, Inc. (a)	$686,107
	Multi-Utilities – 2.7%
19,914	ATCO Ltd., Class I	683,844
26,039	Canadian Utilities Ltd., Class A	798,156
		1,482,000
	Oil, Gas & Consumable Fuels – 7.8%
12,878	Canadian Natural Resources Ltd.	797,413
197,600	ENEOS Holdings, Inc. (a)	738,772
45,693	Keyera Corp.	1,158,270
17,618	Koninklijke Vopak N.V. (a)	570,020
17,933	TC Energy Corp.	1,011,443
		4,275,918
	Paper & Forest Products – 0.9%
15,006	UPM-Kymmene Oyj (a)	490,021
	Pharmaceuticals – 4.0%
34,599	GlaxoSmithKline PLC (a)	748,617
6,519	Novartis AG (a)	572,313
30,600	Takeda Pharmaceutical Co., Ltd. (a)	871,862
		2,192,792
	Professional Services – 1.3%
15,404	Adecco Group AG (a)	698,749
	Real Estate Management & Development – 9.6%
335,369	China Overseas Land & Investment Ltd. (a)	997,967
193,384	Henderson Land Development Co., Ltd. (a)	802,742
137,160	Longfor Group Holdings Ltd. (a) (b) (c)	701,597
262,422	New World Development Co., Ltd. (a)	1,064,685
694,338	Sino Land Co., Ltd. (a)	895,287
66,377	Sun Hung Kai Properties Ltd. (a)	789,720
		5,251,998
	Tobacco – 1.7%
14,275	KT&G Corp. (a)	949,717
	Water Utilities – 1.8%
707,717	Guangdong Investment Ltd. (a)	964,223
	Total Common Stocks	49,899,290
	(Cost $48,443,793)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 7.8%
	Equity Real Estate Investment Trusts – 7.8%
16,867	Allied Properties Real Estate Investment Trust	$629,131
111	Daiwa Office Investment Corp. (a)	689,079
887	Japan Metropolitan Fund Investment Corp. (a)	748,454
79,546	Link REIT (a)	677,432
321,603	Primary Health Properties PLC (a)	624,861
35,416	SmartCentres Real Estate Investment Trust	930,054
	Total Real Estate Investment Trusts	4,299,011
	(Cost $4,187,711)
	Total Investments – 99.0%	54,198,301
	(Cost $52,631,504)
	Net Other Assets and Liabilities – 1.0%	529,950
	Net Assets – 100.0%	$54,728,251

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $38,685,740 or 70.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2022, securities noted as such amounted to $701,597 or 1.3% of net assets.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Canadian Dollar	25.5%
Hong Kong Dollar	18.1
Japanese Yen	14.7
Euro	14.5
Swiss Franc	9.7
British Pound Sterling	8.4
South Korean Won	1.8
Australian Dollar	1.6
Norwegian Krone	1.6
Swedish Krona	1.4
Mexican Peso	1.4
Singapore Dollar	1.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 3,587,836	$ 1,431,745	$ 2,156,091	$ —
Beverages	739,296	739,296	—	—
Capital Markets	2,075,090	529,835	1,545,255	—
Diversified Telecommunication Services	3,196,312	1,617,855	1,578,457	—
Electric Utilities	4,012,505	1,618,637	2,393,868	—
Independent Power & Renewable Electricity Producers	1,746,704	909,776	836,928	—
Insurance	7,240,391	2,056,243	5,184,148	—
Media	600,863	600,863	—	—
Multi-Utilities	1,482,000	1,482,000	—	—
Oil, Gas & Consumable Fuels	4,275,918	2,967,126	1,308,792	—
Other industry categories*	20,942,375	—	20,942,375	—
Real Estate Investment Trusts*	4,299,011	1,559,185	2,739,826	—
Total Investments	$ 54,198,301	$ 15,512,561	$ 38,685,740	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.9%
	Aerospace & Defense – 1.0%
1,545	AAR Corp. (a)	$74,825
6,650	Maxar Technologies, Inc.	262,409
1,361	Raytheon Technologies Corp.	134,834
		472,068
	Automobiles – 1.9%
834	Tesla, Inc. (a)	898,718
	Banks – 12.4%
2,333	Ameris Bancorp	102,372
7,927	Associated Banc-Corp.	180,419
852	BOK Financial Corp.	80,045
5,888	Cadence Bank	172,283
2,032	First Financial Bancorp	46,838
4,377	FNB Corp.	54,494
2,550	Hilltop Holdings, Inc.	74,970
22,677	Huntington Bancshares, Inc. (b)	331,538
9,822	Investors Bancorp, Inc.	146,642
3,672	JPMorgan Chase & Co. (b)	500,567
863	Meta Financial Group, Inc.	47,396
698	NBT Bancorp, Inc.	25,219
1,971	PacWest Bancorp	85,009
5,696	PNC Financial Services Group (The), Inc. (b)	1,050,627
2,086	Prosperity Bancshares, Inc. (b)	144,727
20,835	Regions Financial Corp. (b)	463,787
2,670	Synovus Financial Corp.	130,830
3,136	United Bankshares, Inc.	109,384
13,681	US Bancorp (b)	727,145
3,721	Webster Financial Corp.	208,822
23,101	Wells Fargo & Co. (b)	1,119,474
1,758	WesBanco, Inc.	60,405
		5,862,993
	Beverages – 0.3%
2,031	Coca-Cola (The) Co.	125,922
	Biotechnology – 2.2%
1,968	AbbVie, Inc. (b)	319,033
545	Amgen, Inc.	131,792
324	Biogen, Inc. (a)	68,234
1,499	Gilead Sciences, Inc.	89,116
1,516	Incyte Corp. (a)	120,401
244	Moderna, Inc. (a)	42,031
164	Regeneron Pharmaceuticals, Inc. (a)	114,541
587	Vertex Pharmaceuticals, Inc. (a)	153,189
		1,038,337
	Chemicals – 4.3%
483	Albemarle Corp.	106,815
2,484	CF Industries Holdings, Inc.	256,001
3,546	Chemours (The) Co.	111,628
2,729	Corteva, Inc.	156,863
1,886	Dow, Inc.	120,176
1,451	DuPont de Nemours, Inc.	106,765
1,030	Eastman Chemical Co.	115,422
494	Ecolab, Inc.	87,221
2,536	Ecovyst, Inc.	29,316

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
4,875	Element Solutions, Inc. (b)	$106,762
1,243	FMC Corp.	163,542
1,415	Ingevity Corp. (a)	90,659
1,145	LyondellBasell Industries N.V., Class A	117,729
691	PPG Industries, Inc.	90,569
1,318	RPM International, Inc.	107,338
3,722	Valvoline, Inc.	117,466
1,368	Westlake Corp.	168,811
		2,053,083
	Commercial Services & Supplies – 0.3%
1,677	Interface, Inc.	22,757
1,786	Stericycle, Inc. (a)	105,231
		127,988
	Construction & Engineering – 0.8%
4,884	AECOM	375,140
	Consumer Finance – 1.1%
5,052	Ally Financial, Inc.	219,661
891	Capital One Financial Corp.	116,979
354	Nelnet, Inc., Class A	30,087
4,551	Synchrony Financial	158,420
		525,147
	Containers & Packaging – 0.3%
9,437	O-I Glass, Inc. (a)	124,380
	Diversified Consumer Services – 1.1%
11,629	H&R Block, Inc.	302,819
4,483	Terminix Global Holdings, Inc. (a)	204,559
		507,378
	Diversified Financial Services – 1.7%
2,243	Berkshire Hathaway, Inc., Class B (a) (b)	791,577
	Diversified Telecommunication Services – 0.2%
4,848	AT&T, Inc. (b)	114,558
	Electrical Equipment – 0.2%
11,213	GrafTech International Ltd.	107,869
	Electronic Equipment, Instruments & Components – 0.2%
6,890	TTM Technologies, Inc. (a)	102,110
	Energy Equipment & Services – 0.9%
55,707	TechnipFMC PLC (a)	431,729
	Food & Staples Retailing – 0.8%
5,069	Albertsons Cos., Inc., Class A	168,544
5,052	United Natural Foods, Inc. (a)	208,900
		377,444
	Food Products – 0.7%
1,980	Campbell Soup Co.	88,249
855	JM Smucker (The) Co.	115,775
5,179	Nomad Foods Ltd. (a)	116,942
		320,966
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies – 4.4%
1,433	Abbott Laboratories	$169,610
327	ABIOMED, Inc. (a)	108,315
162	Align Technology, Inc. (a)	70,632
1,467	Baxter International, Inc.	113,751
430	Becton Dickinson and Co.	114,380
2,615	Boston Scientific Corp. (a)	115,818
252	Cooper (The) Cos., Inc.	105,233
1,935	DENTSPLY SIRONA, Inc.	95,241
220	DexCom, Inc. (a)	112,552
952	Edwards Lifesciences Corp. (a)	112,069
1,413	Hologic, Inc. (a)	108,547
165	IDEXX Laboratories, Inc. (a)	90,265
334	Intuitive Surgical, Inc. (a)	100,761
1,149	Medtronic PLC	127,482
393	ResMed, Inc.	95,306
518	STERIS PLC	125,237
428	Stryker Corp.	114,426
303	Teleflex, Inc.	107,513
794	Zimmer Biomet Holdings, Inc.	101,553
79	Zimvie, Inc. (a)	1,804
		2,090,495
	Health Care Providers & Services – 4.5%
961	AmerisourceBergen Corp.	148,676
2,187	Cardinal Health, Inc. (b)	124,003
552	Cigna Corp.	132,265
9,254	Community Health Systems, Inc. (a)	109,845
1,299	CVS Health Corp. (b)	131,472
829	DaVita, Inc. (a) (b)	93,768
446	HCA Healthcare, Inc.	111,777
1,521	Henry Schein, Inc. (a)	132,616
276	Humana, Inc.	120,107
378	Laboratory Corp of America Holdings (a)	99,663
548	McKesson Corp.	167,759
749	Quest Diagnostics, Inc.	102,508
1,099	UnitedHealth Group, Inc.	560,457
748	Universal Health Services, Inc., Class B	108,423
		2,143,339
	Health Care Technology – 0.7%
10,021	Allscripts Healthcare Solutions, Inc. (a)	225,673
21,793	Multiplan Corp. (a)	101,991
		327,664
	Hotels, Restaurants & Leisure – 0.3%
800	Expedia Group, Inc. (a)	156,536
	Household Durables – 0.2%
4,127	Taylor Morrison Home Corp. (a)	112,337
	Household Products – 0.3%
4,714	Energizer Holdings, Inc.	145,003
	Independent Power & Renewable Electricity Producers – 0.5%
9,511	Vistra Energy Corp.	221,131

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 0.4%
2,520	Axis Capital Holdings Ltd.	$152,385
2,388	MBIA, Inc. (a)	36,751
		189,136
	Interactive Media & Services – 5.4%
352	Alphabet, Inc., Class A (a)	979,035
352	Alphabet, Inc., Class C (a)	983,133
2,692	Meta Platforms, Inc., Class A (a) (b)	598,593
		2,560,761
	Internet & Direct Marketing Retail – 3.2%
464	Amazon.com, Inc. (a) (b)	1,512,617
	IT Services – 0.9%
1,941	DXC Technology Co. (a)	63,335
805	International Business Machines Corp.	104,666
1,190	Visa, Inc., Class A	263,906
		431,907
	Leisure Products – 0.3%
9,931	Smith & Wesson Brands, Inc.	150,256
	Life Sciences Tools & Services – 2.4%
650	Agilent Technologies, Inc.	86,014
145	Bio-Rad Laboratories, Inc., Class A (a)	81,668
269	Charles River Laboratories International, Inc. (a)	76,388
486	Danaher Corp.	142,558
234	Illumina, Inc. (a)	81,760
433	IQVIA Holdings, Inc. (a)	100,114
71	Mettler-Toledo International, Inc. (a)	97,496
608	PerkinElmer, Inc.	106,072
307	Thermo Fisher Scientific, Inc. (b)	181,330
281	Waters Corp. (a)	87,220
247	West Pharmaceutical Services, Inc.	101,445
		1,142,065
	Machinery – 0.2%
4,203	Kennametal, Inc.	120,248
	Media – 1.2%
3,925	AMC Networks, Inc., Class A (a)	159,473
2,288	Nexstar Media Group, Inc., Class A (b)	431,242
		590,715
	Metals & Mining – 5.8%
2,738	Alcoa Corp.	246,502
6,963	AngloGold Ashanti Ltd., ADR	164,954
5,736	Barrick Gold Corp.	140,704
18,356	Cia de Minas Buenaventura SAA, ADR (a)	184,845
13,446	Eldorado Gold Corp. (a)	150,730
9,277	First Majestic Silver Corp.	122,085
773	Franco-Nevada Corp.	123,309
3,364	Freeport-McMoRan, Inc.	167,325
19,712	Kinross Gold Corp. (b)	115,907
6,425	MAG Silver Corp. (a)	103,892
1,966	Newmont Corp.	156,199
908	Nucor Corp.	134,974
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
4,467	Pan American Silver Corp.	$121,949
745	Reliance Steel & Aluminum Co.	136,596
1,009	Royal Gold, Inc.	142,552
18,018	Sandstorm Gold Ltd.	145,585
12,441	SilverCrest Metals, Inc. (a)	110,849
6,892	SSR Mining, Inc.	149,901
2,522	Wheaton Precious Metals Corp.	119,997
		2,738,855
	Oil, Gas & Consumable Fuels – 12.6%
9,920	Antero Resources Corp. (a)	302,858
7,397	APA Corp.	305,718
1,700	Chevron Corp.	276,811
10,957	CNX Resources Corp. (a)	227,029
2,131	ConocoPhillips	213,100
10,180	CVR Energy, Inc.	259,997
8,679	Delek US Holdings, Inc. (a)	184,168
14,336	DHT Holdings, Inc.	83,149
1,639	Diamondback Energy, Inc.	224,674
1,789	EOG Resources, Inc.	213,302
3,018	Exxon Mobil Corp.	249,257
3,319	Green Plains, Inc. (a)	102,922
4,223	HF Sinclair Corp. (a)	168,287
8,519	Magnolia Oil & Gas Corp., Class A	201,474
10,681	Marathon Oil Corp.	268,200
2,070	Marathon Petroleum Corp.	176,985
5,871	Murphy Oil Corp.	237,130
5,307	Occidental Petroleum Corp. (b)	301,119
4,663	Ovintiv, Inc.	252,128
15,425	PBF Energy, Inc., Class A (a)	375,907
3,236	PDC Energy, Inc.	235,192
1,799	Phillips 66	155,416
793	Pioneer Natural Resources Co.	198,274
9,405	Range Resources Corp. (a)	285,724
9,070	Scorpio Tankers, Inc.	193,917
6,328	SFL Corp., Ltd.	64,419
2,025	Valero Energy Corp.	205,619
		5,962,776
	Pharmaceuticals – 3.7%
2,002	Bristol-Myers Squibb Co.	146,206
920	Catalent, Inc. (a)	102,028
619	Eli Lilly & Co.	177,263
3,140	Johnson & Johnson (b)	556,502
2,122	Merck & Co., Inc.	174,110
2,820	Perrigo Co. PLC	108,373
5,595	Pfizer, Inc.	289,653
8,146	Viatris, Inc.	88,629
534	Zoetis, Inc.	100,707
		1,743,471
	Road & Rail – 1.3%
1,171	Avis Budget Group, Inc. (a)	308,324
4,063	Ryder System, Inc.	322,318
		630,642

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 1.7%
604	Enphase Energy, Inc. (a)	$121,875
1,783	Magnachip Semiconductor Corp. (a)	30,151
2,469	NVIDIA Corp. (b)	673,691
		825,717
	Software – 5.7%
8,451	Microsoft Corp. (b)	2,605,528
445	salesforce.com, Inc. (a)	94,482
		2,700,010
	Specialty Retail – 2.0%
8,956	Academy Sports & Outdoors, Inc. (b)	352,866
72	AutoZone, Inc. (a)	147,210
3,923	Bed Bath & Beyond, Inc. (a)	88,385
2,094	Conn’s, Inc. (a)	32,269
1,298	Group 1 Automotive, Inc.	217,843
188	O’Reilly Automotive, Inc. (a)	128,773
		967,346
	Technology Hardware, Storage & Peripherals – 6.6%
17,813	Apple, Inc. (b)	3,110,328
	Thrifts & Mortgage Finance – 0.2%
2,683	Capitol Federal Financial, Inc.	29,191
1,930	Kearny Financial Corp.	24,858
892	Mr Cooper Group, Inc. (a)	40,738
		94,787
	Total Common Stocks	45,025,549
	(Cost $36,992,473)
REAL ESTATE INVESTMENT TRUSTS – 1.8%
	Equity Real Estate Investment Trusts – 0.8%
3,149	SL Green Realty Corp.	255,636
3,289	Weyerhaeuser Co.	124,653
		380,289
	Mortgage Real Estate Investment Trusts – 1.0%
3,548	BrightSpire Capital, Inc.	32,819
3,523	Ladder Capital Corp.	41,818
35,925	New Residential Investment Corp. (b)	394,456
		469,093
	Total Real Estate Investment Trusts	849,382
	(Cost $780,338)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 1.0%
	Independent Power & Renewable Electricity Producers – 0.4%
2,143	NextEra Energy Partners, L.P. (c)	178,641
	Oil, Gas & Consumable Fuels – 0.6%
11,593	Black Stone Minerals, L.P.	156,042
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
3,035	Sunoco, L.P.	$123,949
		279,991
	Total Master Limited Partnerships	458,632
	(Cost $367,502)
	Total Investments – 97.7%	46,333,563
	(Cost $38,140,313)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (1.8)%
(7)	S&P 500® Index	$(3,171,287)	$4,275.00	04/01/22	(198,716)
(2)	S&P 500® Index	(906,082)	4,400.00	04/01/22	(31,220)
(13)	S&P 500® Index	(5,889,533)	4,575.00	04/01/22	(50,245)
(11)	S&P 500® Index	(4,983,451)	4,650.00	04/01/22	(15,290)
(9)	S&P 500® Index	(4,077,369)	4,400.00	05/01/22	(195,921)
(8)	S&P 500® Index	(3,624,328)	4,450.00	05/01/22	(146,320)
(15)	S&P 500® Index	(6,795,615)	4,600.00	05/01/22	(129,300)
(11)	S&P 500® Index	(4,983,451)	4,650.00	06/01/22	(101,387)
	Total Call Options Written				(868,399)
	(Premiums received $818,403)
Net Other Assets and Liabilities – 4.1%	1,968,747
Net Assets – 100.0%	$47,433,911

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged to cover options written.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 45,025,549	$ 45,025,549	$ —	$ —
Real Estate Investment Trusts*	849,382	849,382	—	—
Master Limited Partnerships*	458,632	458,632	—	—
Total Investments	$ 46,333,563	$ 46,333,563	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (868,399)	$ (722,079)	$ (146,320)	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.1%
	Aerospace & Defense – 1.0%
471	AAR Corp. (a)	$22,810
2,032	Maxar Technologies, Inc.	80,183
417	Raytheon Technologies Corp.	41,312
		144,305
	Automobiles – 2.0%
271	Tesla, Inc. (a) (b)	292,030
	Banks – 10.8%
713	Ameris Bancorp	31,286
2,428	Associated Banc-Corp.	55,261
261	BOK Financial Corp.	24,521
1,798	Cadence Bank	52,609
623	First Financial Bancorp	14,360
1,339	FNB Corp.	16,671
780	Hilltop Holdings, Inc.	22,932
7,024	Huntington Bancshares, Inc. (b)	102,691
3,006	Investors Bancorp, Inc.	44,880
1,193	JPMorgan Chase & Co. (b)	162,630
263	Meta Financial Group, Inc.	14,444
212	NBT Bancorp, Inc.	7,660
602	PacWest Bancorp	25,964
1,766	PNC Financial Services Group (The), Inc. (b)	325,739
638	Prosperity Bancshares, Inc. (b)	44,264
6,451	Regions Financial Corp. (b)	143,599
817	Synovus Financial Corp.	40,033
961	United Bankshares, Inc.	33,520
1,136	Webster Financial Corp.	63,752
7,165	Wells Fargo & Co. (b)	347,216
536	WesBanco, Inc.	18,417
		1,592,449
	Beverages – 0.3%
622	Coca-Cola (The) Co.	38,564
	Biotechnology – 2.2%
633	AbbVie, Inc.	102,616
168	Amgen, Inc.	40,626
101	Biogen, Inc. (a)	21,271
458	Gilead Sciences, Inc.	27,228
466	Incyte Corp. (a)	37,010
75	Moderna, Inc. (a)	12,919
51	Regeneron Pharmaceuticals, Inc. (a)	35,619
180	Vertex Pharmaceuticals, Inc. (a)	46,974
		324,263
	Chemicals – 4.3%
146	Albemarle Corp.	32,288
758	CF Industries Holdings, Inc.	78,120
1,082	Chemours (The) Co.	34,061
834	Corteva, Inc.	47,938
575	Dow, Inc.	36,639
443	DuPont de Nemours, Inc.	32,596
314	Eastman Chemical Co.	35,187
153	Ecolab, Inc.	27,014
777	Ecovyst, Inc.	8,982
1,493	Element Solutions, Inc.	32,697

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
379	FMC Corp.	$49,865
432	Ingevity Corp. (a)	27,678
351	LyondellBasell Industries N.V., Class A	36,090
210	PPG Industries, Inc.	27,525
403	RPM International, Inc.	32,820
1,141	Valvoline, Inc.	36,010
418	Westlake Corp.	51,581
		627,091
	Commercial Services & Supplies – 0.3%
511	Interface, Inc.	6,934
546	Stericycle, Inc. (a)	32,171
		39,105
	Construction & Engineering – 0.8%
1,493	AECOM (b)	114,677
	Consumer Finance – 1.1%
1,546	Ally Financial, Inc.	67,220
273	Capital One Financial Corp.	35,842
107	Nelnet, Inc., Class A	9,094
1,392	Synchrony Financial	48,456
		160,612
	Containers & Packaging – 0.3%
2,885	O-I Glass, Inc. (a)	38,024
	Diversified Consumer Services – 1.0%
3,561	H&R Block, Inc.	92,728
1,369	Terminix Global Holdings, Inc. (a)	62,468
		155,196
	Diversified Financial Services – 1.7%
728	Berkshire Hathaway, Inc., Class B (a) (b)	256,918
	Diversified Telecommunication Services – 0.2%
1,484	AT&T, Inc.	35,067
	Electrical Equipment – 0.2%
3,421	GrafTech International Ltd.	32,910
	Electronic Equipment, Instruments & Components – 0.2%
2,107	TTM Technologies, Inc. (a)	31,226
	Energy Equipment & Services – 0.9%
17,028	TechnipFMC PLC (a) (b)	131,967
	Food & Staples Retailing – 0.8%
1,551	Albertsons Cos., Inc., Class A	51,571
1,538	United Natural Foods, Inc. (a) (b)	63,596
		115,167
	Food Products – 0.7%
608	Campbell Soup Co.	27,099
261	JM Smucker (The) Co.	35,342
1,588	Nomad Foods Ltd. (a)	35,857
		98,298
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies – 4.3%
440	Abbott Laboratories	$52,078
101	ABIOMED, Inc. (a)	33,455
50	Align Technology, Inc. (a)	21,800
446	Baxter International, Inc.	34,583
131	Becton Dickinson and Co.	34,846
797	Boston Scientific Corp. (a)	35,299
77	Cooper (The) Cos., Inc.	32,154
589	DENTSPLY SIRONA, Inc.	28,991
66	DexCom, Inc. (a)	33,766
290	Edwards Lifesciences Corp. (a)	34,139
431	Hologic, Inc. (a)	33,109
51	IDEXX Laboratories, Inc. (a)	27,900
103	Intuitive Surgical, Inc. (a)	31,073
352	Medtronic PLC	39,054
119	ResMed, Inc.	28,859
158	STERIS PLC	38,200
130	Stryker Corp.	34,756
92	Teleflex, Inc.	32,644
244	Zimmer Biomet Holdings, Inc.	31,208
24	Zimvie, Inc. (a)	548
		638,462
	Health Care Providers & Services – 4.5%
296	AmerisourceBergen Corp.	45,794
667	Cardinal Health, Inc. (b)	37,819
169	Cigna Corp.	40,494
2,833	Community Health Systems, Inc. (a)	33,628
394	CVS Health Corp.	39,877
251	DaVita, Inc. (a)	28,391
134	HCA Healthcare, Inc.	33,583
467	Henry Schein, Inc. (a)	40,718
82	Humana, Inc.	35,684
116	Laboratory Corp of America Holdings (a)	30,584
168	McKesson Corp.	51,430
231	Quest Diagnostics, Inc.	31,615
360	UnitedHealth Group, Inc.	183,589
231	Universal Health Services, Inc., Class B (b)	33,483
		666,689
	Health Care Technology – 0.7%
3,066	Allscripts Healthcare Solutions, Inc. (a)	69,046
6,660	Multiplan Corp. (a)	31,169
		100,215
	Hotels, Restaurants & Leisure – 0.3%
245	Expedia Group, Inc. (a)	47,939
	Household Durables – 0.2%
1,262	Taylor Morrison Home Corp. (a)	34,352
	Household Products – 0.3%
1,443	Energizer Holdings, Inc.	44,387
	Independent Power & Renewable Electricity Producers – 0.5%
2,910	Vistra Corp.	67,657

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 0.4%
770	Axis Capital Holdings Ltd.	$46,562
729	MBIA, Inc. (a)	11,219
		57,781
	Interactive Media & Services – 5.7%
115	Alphabet, Inc., Class A (a) (b)	319,855
115	Alphabet, Inc., Class C (a) (b)	321,194
874	Meta Platforms, Inc., Class A (a) (b)	194,343
		835,392
	Internet & Direct Marketing Retail – 3.3%
148	Amazon.com, Inc. (a) (b)	482,473
	IT Services – 0.9%
595	DXC Technology Co. (a)	19,415
247	International Business Machines Corp.	32,115
380	Visa, Inc., Class A (b)	84,272
		135,802
	Leisure Products – 0.3%
3,044	Smith & Wesson Brands, Inc.	46,056
	Life Sciences Tools & Services – 2.4%
198	Agilent Technologies, Inc.	26,201
42	Bio-Rad Laboratories, Inc., Class A (a)	23,656
81	Charles River Laboratories International, Inc. (a)	23,002
147	Danaher Corp.	43,120
69	Illumina, Inc. (a)	24,109
132	IQVIA Holdings, Inc. (a)	30,520
23	Mettler-Toledo International, Inc. (a)	31,583
185	PerkinElmer, Inc.	32,275
93	Thermo Fisher Scientific, Inc.	54,930
88	Waters Corp. (a)	27,314
76	West Pharmaceutical Services, Inc.	31,214
		347,924
	Machinery – 0.2%
1,286	Kennametal, Inc.	36,792
	Media – 1.4%
1,549	Altice USA, Inc., Class A (a)	19,331
1,200	AMC Networks, Inc., Class A (a)	48,756
700	Nexstar Media Group, Inc., Class A (b)	131,936
		200,023
	Metals & Mining – 5.7%
835	Alcoa Corp.	75,175
2,132	AngloGold Ashanti Ltd., ADR	50,507
1,755	Barrick Gold Corp.	43,050
5,618	Cia de Minas Buenaventura SAA, ADR (a)	56,573
4,112	Eldorado Gold Corp. (a)	46,096
2,838	First Majestic Silver Corp.	37,348
236	Franco-Nevada Corp.	37,647
1,028	Freeport-McMoRan, Inc.	51,133
6,023	Kinross Gold Corp.	35,415
1,964	MAG Silver Corp. (a)	31,758
601	Newmont Corp.	47,749
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
276	Nucor Corp.	$41,027
1,366	Pan American Silver Corp.	37,292
225	Reliance Steel & Aluminum Co.	41,254
310	Royal Gold, Inc.	43,797
5,516	Sandstorm Gold Ltd.	44,569
3,809	SilverCrest Metals, Inc. (a)	33,938
2,109	SSR Mining, Inc.	45,871
770	Wheaton Precious Metals Corp.	36,637
		836,836
	Oil, Gas & Consumable Fuels – 12.4%
3,033	Antero Resources Corp. (a)	92,598
2,265	APA Corp.	93,613
545	Chevron Corp.	88,742
3,357	CNX Resources Corp. (a)	69,557
652	ConocoPhillips	65,200
3,119	CVR Energy, Inc.	79,659
2,653	Delek US Holdings, Inc. (a)	56,297
4,391	DHT Holdings, Inc.	25,468
504	Diamondback Energy, Inc.	69,088
547	EOG Resources, Inc.	65,219
965	Exxon Mobil Corp.	79,699
1,016	Green Plains, Inc. (a)	31,506
1,291	HF Sinclair Corp. (a)	51,446
2,603	Magnolia Oil & Gas Corp., Class A	61,561
3,267	Marathon Oil Corp.	82,034
634	Marathon Petroleum Corp.	54,207
1,794	Murphy Oil Corp.	72,460
1,624	Occidental Petroleum Corp.	92,146
1,428	Ovintiv, Inc.	77,212
4,723	PBF Energy, Inc., Class A (a)	115,100
990	PDC Energy, Inc.	71,953
549	Phillips 66	47,428
244	Pioneer Natural Resources Co.	61,007
2,876	Range Resources Corp. (a)	87,373
2,779	Scorpio Tankers, Inc.	59,415
1,939	SFL Corp., Ltd.	19,739
621	Valero Energy Corp.	63,056
		1,832,783
	Pharmaceuticals – 3.7%
612	Bristol-Myers Squibb Co.	44,694
283	Catalent, Inc. (a)	31,385
186	Eli Lilly & Co.	53,265
1,003	Johnson & Johnson (b)	177,762
650	Merck & Co., Inc.	53,332
862	Perrigo Co. PLC	33,127
1,795	Pfizer, Inc. (b)	92,927
2,495	Viatris, Inc.	27,146
160	Zoetis, Inc.	30,174
		543,812
	Road & Rail – 1.3%
363	Avis Budget Group, Inc. (a)	95,578

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Road & Rail (Continued)
1,245	Ryder System, Inc.	$98,766
		194,344
	Semiconductors & Semiconductor Equipment – 1.8%
184	Enphase Energy, Inc. (a)	37,127
546	Magnachip Semiconductor Corp. (a)	9,233
803	NVIDIA Corp. (b)	219,107
		265,467
	Software – 5.9%
2,746	Microsoft Corp. (b)	846,619
134	salesforce.com, Inc. (a)	28,451
		875,070
	Specialty Retail – 2.0%
2,779	Academy Sports & Outdoors, Inc. (b)	109,493
23	AutoZone, Inc. (a)	47,025
1,199	Bed Bath & Beyond, Inc. (a)	27,013
639	Conn’s, Inc. (a)	9,847
393	Group 1 Automotive, Inc.	65,957
56	O’Reilly Automotive, Inc. (a)	38,358
		297,693
	Technology Hardware, Storage & Peripherals – 6.9%
5,790	Apple, Inc. (b)	1,010,992
	Thrifts & Mortgage Finance – 0.2%
820	Capitol Federal Financial, Inc.	8,922
589	Kearny Financial Corp.	7,586
273	Mr Cooper Group, Inc. (a)	12,468
		28,976
	Total Common Stocks	13,855,786
	(Cost $12,397,304)
REAL ESTATE INVESTMENT TRUSTS – 1.8%
	Equity Real Estate Investment Trusts – 0.8%
960	SL Green Realty Corp.	77,933
1,004	Weyerhaeuser Co.	38,051
		115,984
	Mortgage Real Estate Investment Trusts – 1.0%
1,083	BrightSpire Capital, Inc.	10,018
1,079	Ladder Capital Corp.	12,808
11,131	New Residential Investment Corp. (b)	122,218
		145,044
	Total Real Estate Investment Trusts	261,028
	(Cost $245,718)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 0.9%
	Independent Power & Renewable Electricity Producers – 0.3%
653	NextEra Energy Partners, L.P. (c)	54,434
	Oil, Gas & Consumable Fuels – 0.6%
3,549	Black Stone Minerals, L.P.	47,769
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
927	Sunoco, L.P.	$37,859
		85,628
	Total Master Limited Partnerships	140,062
	(Cost $119,590)
	Total Investments – 96.8%	14,256,876
	(Cost $12,762,612)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 0.6%
4	S&P 500® Index	$1,812,164	$3,900.00	06/01/22	14,440
3	S&P 500® Index	1,359,123	4,000.00	06/01/22	13,200
4	S&P 500® Index	1,812,164	4,000.00	09/01/22	43,560
2	S&P 500® Index	906,082	4,100.00	09/01/22	24,200
	Total Put Options Purchased				95,400
	(Cost $204,599)
WRITTEN OPTIONS – (2.0)%
CALL OPTIONS WRITTEN – (1.8)%
(2)	S&P 500® Index	(906,082)	4,275.00	04/01/22	(56,776)
(1)	S&P 500® Index	(453,041)	4,400.00	04/01/22	(15,610)
(4)	S&P 500® Index	(1,812,164)	4,575.00	04/01/22	(15,460)
(1)	S&P 500® Index	(453,041)	4,650.00	04/01/22	(1,390)
(3)	S&P 500® Index	(1,359,123)	4,400.00	05/01/22	(65,307)
(4)	S&P 500® Index	(1,812,164)	4,450.00	05/01/22	(73,160)
(2)	S&P 500® Index	(906,082)	4,600.00	05/01/22	(17,240)
(3)	S&P 500® Index	(1,359,123)	4,650.00	06/01/22	(27,651)
	Total Call Options Written				(272,594)
	(Premiums received $190,544)
PUT OPTIONS WRITTEN – (0.2)%
(4)	S&P 500® Index	(1,812,164)	3,500.00	06/01/22	(6,180)
(4)	S&P 500® Index	(1,812,164)	3,500.00	09/01/22	(20,440)
	Total Put Options Written				(26,620)
	(Premiums received $56,784)
	Total Written Options				(299,214)
	(Premiums received $247,328)
Net Other Assets and Liabilities – 4.6%	669,988
Net Assets – 100.0%	$14,723,050

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged to cover options written.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,855,786	$ 13,855,786	$ —	$ —
Real Estate Investment Trusts*	261,028	261,028	—	—
Master Limited Partnerships*	140,062	140,062	—	—
Total Investments	14,256,876	14,256,876	—	—
Put Options Purchased	95,400	95,400	—	—
Total	$ 14,352,276	$ 14,352,276	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (272,594)	$ (199,434)	$ (73,160)	$ —
Put Options Written	(26,620)	(26,620)	—	—
Total	$ (299,214)	$ (226,054)	$ (73,160)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 11.5%
4,596,989	Bank of America Corp.	$189,487,887
4,004,296	Citizens Financial Group, Inc.	181,514,738
1,407,631	JPMorgan Chase & Co.	191,888,258
8,241,156	KeyCorp	184,437,071
8,593,019	Regions Financial Corp.	191,280,603
3,488,567	US Bancorp	185,417,336
		1,124,025,893
	Capital Markets – 5.8%
571,026	Goldman Sachs Group (The), Inc.	188,495,683
6,027,176	Jefferies Financial Group, Inc.	197,992,731
2,079,825	Morgan Stanley	181,776,705
		568,265,119
	Chemicals – 4.0%
3,531,087	Corteva, Inc.	202,966,881
5,001,435	Huntsman Corp.	187,603,827
		390,570,708
	Communications Equipment – 2.0%
3,523,472	Cisco Systems, Inc.	196,468,799
	Consumer Finance – 7.7%
1,034,028	American Express Co.	193,363,236
1,426,918	Capital One Financial Corp.	187,340,064
1,702,468	Discover Financial Services	187,594,949
5,246,402	Synchrony Financial	182,627,254
		750,925,503
	Food Products – 2.2%
2,348,258	Archer-Daniels-Midland Co.	211,953,767
	Health Care Providers & Services – 6.1%
412,573	Anthem, Inc.	202,664,109
447,612	Humana, Inc.	194,787,314
389,649	UnitedHealth Group, Inc.	198,709,301
		596,160,724
	Household Durables – 1.8%
4,072,253	PulteGroup, Inc.	170,627,401
	Insurance – 10.4%
3,132,853	Aflac, Inc.	201,724,405
1,477,224	Allstate (The) Corp.	204,610,296
1,541,348	Cincinnati Financial Corp.	209,561,674
3,949,797	Fidelity National Financial, Inc.	192,908,085
1,711,428	Prudential Financial, Inc.	202,239,447
		1,011,043,907
	IT Services – 6.1%
2,150,172	Cognizant Technology Solutions Corp., Class A	192,805,923
563,333	Mastercard, Inc., Class A	201,323,947
Shares	Description	Value

	IT Services (Continued)
900,041	Visa, Inc., Class A	$199,602,093
		593,731,963
	Machinery – 4.0%
953,905	Cummins, Inc.	195,655,455
921,619	Snap-on, Inc.	189,374,272
		385,029,727
	Media – 4.0%
5,472,017	Interpublic Group of (The) Cos., Inc.	193,983,003
2,341,628	Omnicom Group, Inc.	198,757,384
		392,740,387
	Metals & Mining – 2.1%
4,101,510	Freeport-McMoRan, Inc.	204,009,107
	Oil, Gas & Consumable Fuels – 4.2%
1,702,941	EOG Resources, Inc.	203,041,655
822,196	Pioneer Natural Resources Co.	205,573,666
		408,615,321
	Paper & Forest Products – 1.7%
2,712,673	Louisiana-Pacific Corp.	168,511,247
	Pharmaceuticals – 4.0%
1,127,970	Johnson & Johnson	199,910,123
3,617,822	Pfizer, Inc.	187,294,645
		387,204,768
	Semiconductors & Semiconductor Equipment – 14.3%
1,459,319	Applied Materials, Inc.	192,338,244
4,156,139	Intel Corp.	205,978,249
540,249	KLA Corp.	197,763,549
362,097	Lam Research Corp.	194,666,968
745,483	NVIDIA Corp.	203,412,491
1,280,649	QUALCOMM, Inc.	195,708,780
1,094,980	Texas Instruments, Inc.	200,906,931
		1,390,775,212
	Software – 2.1%
656,424	Microsoft Corp.	202,382,083
	Specialty Retail – 3.6%
1,936,526	Best Buy Co., Inc.	176,030,213
1,201,204	Williams-Sonoma, Inc.	174,174,580
		350,204,793

See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 2.2%
1,202,618	Apple, Inc.	$209,989,129
	Total Investments – 99.8%	9,713,235,558
	(Cost $9,417,876,555)
	Net Other Assets and Liabilities – 0.2%	22,709,114
	Net Assets – 100.0%	$9,735,944,672

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,713,235,558	$ 9,713,235,558	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
10,293,179	First Trust Consumer Discretionary AlphaDEX® Fund	$560,772,392
35,173,944	First Trust Energy AlphaDEX® Fund	560,320,928
10,025,432	First Trust Industrials/Producer Durables AlphaDEX® Fund	566,637,417
8,439,993	First Trust Materials AlphaDEX® Fund	604,556,698
20,954,117	First Trust Nasdaq Oil & Gas ETF	555,074,559
	Total Investments – 99.9%	2,847,361,994
	(Cost $2,495,058,572)
	Net Other Assets and Liabilities – 0.1%	2,187,979
	Net Assets – 100.0%	$2,849,549,973

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,847,361,994	$ 2,847,361,994	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 9.2%
28,697	1st Source Corp.	$1,327,236
48,710	Associated Banc-Corp.	1,108,640
69,254	First Commonwealth Financial Corp.	1,049,891
42,071	First Financial Bancorp	969,736
46,092	First Financial Corp.	1,994,862
25,938	First Merchants Corp.	1,079,021
110,773	FNB Corp.	1,379,124
59,003	Fulton Financial Corp.	980,630
26,789	German American Bancorp, Inc.	1,017,714
27,013	Heartland Financial USA, Inc.	1,292,032
13,198	Lakeland Financial Corp.	963,454
28,705	Mercantile Bank Corp.	1,016,731
74,884	Old National Bancorp	1,226,600
7,972	Park National Corp.	1,047,361
49,709	Peoples Bancorp, Inc.	1,556,389
18,282	QCR Holdings, Inc.	1,034,578
10,866	Wintrust Financial Corp.	1,009,777
		20,053,776
	Commercial Services & Supplies – 11.1%
207,556	Aris Water Solution, Inc., Class A	3,777,519
69,988	Clean Harbors, Inc. (a)	7,813,460
67,852	Heritage-Crystal Clean, Inc. (a)	2,009,098
218,296	U.S. Ecology, Inc. (a)	10,452,013
		24,052,090
	Construction & Engineering – 40.5%
281,550	APi Group Corp. (a)	5,920,997
126,432	Arcosa, Inc.	7,238,232
98,965	Argan, Inc.	4,016,989
71,426	Comfort Systems USA, Inc.	6,357,628
217,438	Construction Partners, Inc., Class A (a)	5,692,527
45,792	Dycom Industries, Inc. (a)	4,362,146
55,170	EMCOR Group, Inc.	6,213,797
216,147	Great Lakes Dredge & Dock Corp. (a)	3,032,542
210,955	Infrastructure and Energy Alternatives, Inc. (a)	2,499,817
70,663	MasTec, Inc. (a)	6,154,747
68,421	MYR Group, Inc. (a)	6,434,311
52,391	Northwest Pipe Co. (a)	1,333,351
59,017	NV5 Global, Inc. (a)	7,866,966
244,874	Primoris Services Corp.	5,832,899
63,026	Quanta Services, Inc.	8,294,852
135,044	Sterling Construction Co., Inc. (a)	3,619,179
303,014	Tutor Perini Corp. (a)	3,272,551
		88,143,531
Shares	Description	Value

	Electrical Equipment – 10.8%
154,345	Array Technologies, Inc. (a)	$1,739,468
53,510	Atkore International Group, Inc. (a)	5,267,524
55,317	Encore Wire Corp.	6,310,010
383,000	FTC Solar, Inc. (a) (b)	1,888,190
33,438	Hubbell, Inc.	6,144,901
131,962	Shoals Technologies Group, Inc., Class A (a)	2,248,633
		23,598,726
	Machinery – 28.3%
94,402	Astec Industries, Inc.	4,059,286
168,894	Blue Bird Corp. (a)	3,178,585
90,202	Douglas Dynamics, Inc.	3,120,087
173,729	Evoqua Water Technologies Corp. (a)	8,161,789
161,552	Federal Signal Corp.	5,452,380
93,109	Mayville Engineering Co., Inc. (a)	872,432
506,136	Mueller Water Products, Inc., Class A	6,539,277
53,460	Oshkosh Corp.	5,380,749
75,138	Proto Labs, Inc. (a)	3,974,800
33,149	RBC Bearings, Inc. (a)	6,426,928
108,045	Shyft Group (The), Inc.	3,901,505
122,308	SPX Corp. (a)	6,043,238
308,845	Wabash National Corp.	4,583,260
		61,694,316
	Total Common Stocks	217,542,439
	(Cost $214,456,138)
MONEY MARKET FUNDS – 0.5%
1,163,050	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	1,163,050
	(Cost $1,163,050)

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$129,725	BNP Paribas S.A., 0.24% (c), dated 3/31/22, due 4/1/22, with a maturity value of $129,726. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 9/30/25. The value of the collateral including accrued interest is $132,170. (d)	$129,725
	(Cost $129,725)
	Total Investments – 100.5%	218,835,214
	(Cost $215,748,913)
	Net Other Assets and Liabilities – (0.5)%	(1,124,571)
	Net Assets – 100.0%	$217,710,643

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (See Note 2G - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,247,783 and the total value of the collateral held by the Fund is $1,292,775.
(c)	Rate shown reflects yield as of March 31, 2022.
(d)	This security serves as collateral for securities on loan.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$1,247,783
Non-cash Collateral (2)	(1,247,783)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$129,725
Non-cash Collateral (4)	(129,725)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 217,542,439	$ 217,542,439	$ —	$ —
Money Market Funds	1,163,050	1,163,050	—	—
Repurchase Agreements	129,725	—	129,725	—
Total Investments	$ 218,835,214	$ 218,705,489	$ 129,725	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 61.8%
	Banks – 16.1%
15,635	Comerica, Inc.	$1,413,873
5,532	Cullen/Frost Bankers, Inc.	765,684
21,354	Fifth Third Bancorp	919,076
5,623	JPMorgan Chase & Co.	766,527
70,909	KeyCorp	1,586,944
7,311	M&T Bank Corp.	1,239,215
3,942	PNC Financial Services Group (The), Inc.	727,102
6,757	Popular, Inc.	552,317
59,617	Regions Financial Corp.	1,327,074
8,887	SouthState Corp.	725,090
21,500	Synovus Financial Corp.	1,053,500
11,841	Zions Bancorp N.A.	776,296
		11,852,698
	Capital Markets – 3.1%
12,995	Ares Management Corp., Class A	1,055,584
13,776	Morgan Stanley	1,204,022
		2,259,606
	Chemicals – 2.8%
44,534	Chemours (The) Co.	1,401,930
17,155	Huntsman Corp.	643,484
		2,045,414
	Hotels, Restaurants & Leisure – 2.3%
12,885	Darden Restaurants, Inc.	1,713,061
	Insurance – 8.4%
11,674	American International Group, Inc.	732,777
14,972	Lincoln National Corp.	978,570
27,142	Principal Financial Group, Inc.	1,992,494
20,821	Prudential Financial, Inc.	2,460,418
		6,164,259
	IT Services – 1.0%
5,430	Paychex, Inc.	741,032
	Media – 2.3%
48,286	Interpublic Group of (The) Cos., Inc.	1,711,739
	Oil, Gas & Consumable Fuels – 18.0%
13,404	Chesapeake Energy Corp.	1,166,148
18,035	EOG Resources, Inc.	2,150,313
27,193	Marathon Petroleum Corp.	2,325,001
55,352	ONEOK, Inc.	3,909,512
111,881	Williams (The) Cos., Inc.	3,737,944
		13,288,918
	Pharmaceuticals – 2.1%
30,715	Pfizer, Inc.	1,590,116
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 1.7%
2,030	Broadcom, Inc.	$1,278,250
	Technology Hardware, Storage & Peripherals – 2.4%
31,196	HP, Inc.	1,132,415
7,785	NetApp, Inc.	646,155
		1,778,570
	Trading Companies & Distributors – 1.6%
3,845	Watsco, Inc.	1,171,341
	Total Common Stocks	45,595,004
	(Cost $42,988,348)
REAL ESTATE INVESTMENT TRUSTS – 37.8%
	Equity Real Estate Investment Trusts – 37.8%
37,306	American Campus Communities, Inc.	2,088,017
2,613	American Tower Corp.	656,438
36,888	Apartment Income REIT Corp.	1,972,033
83,967	Brixmor Property Group, Inc.	2,167,188
38,246	CubeSmart	1,989,939
3,648	EastGroup Properties, Inc.	741,565
4,324	Extra Space Storage, Inc.	889,014
54,333	Kimco Realty Corp.	1,342,025
18,700	Lamar Advertising Co., Class A	2,172,566
11,695	Life Storage, Inc.	1,642,329
3,046	Mid-America Apartment Communities, Inc.	637,985
2,335	Public Storage	911,304
26,656	Regency Centers Corp.	1,901,639
15,188	Simon Property Group, Inc.	1,998,133
61,946	Spirit Realty Capital, Inc.	2,850,755
46,079	STAG Industrial, Inc.	1,905,367
20,913	Welltower, Inc.	2,010,576
	Total Real Estate Investment Trusts	27,876,873
	(Cost $26,612,918)
	Total Investments – 99.6%	73,471,877
	(Cost $69,601,266)
	Net Other Assets and Liabilities – 0.4%	277,383
	Net Assets – 100.0%	$73,749,260

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 45,595,004	$ 45,595,004	$ —	$ —
Real Estate Investment Trusts*	27,876,873	27,876,873	—	—
Total Investments	$ 73,471,877	$ 73,471,877	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets (a) – 100.0%
1,532,516	First Trust Dow Jones Global Select Dividend Index Fund	$38,833,955
813,649	First Trust India NIFTY 50 Equal Weight ETF	36,858,300
2,059,119	First Trust Latin America AlphaDEX® Fund	42,726,719
613,006	First Trust Switzerland AlphaDEX® Fund	39,318,205
986,866	First Trust United Kingdom AlphaDEX® Fund	38,023,947
	Total Investments – 100.0%	195,761,126
	(Cost $189,610,610)
	Net Other Assets and Liabilities – (0.0)%	(89,815)
	Net Assets – 100.0%	$195,671,311

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 195,761,126	$ 195,761,126	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
780,699	First Trust Consumer Discretionary AlphaDEX® Fund	$42,532,482
2,667,814	First Trust Energy AlphaDEX® Fund	42,498,277
760,391	First Trust Industrials/Producer Durables AlphaDEX® Fund	42,977,299
640,142	First Trust Materials AlphaDEX® Fund	45,853,371
1,589,292	First Trust Nasdaq Oil & Gas ETF	42,100,345
	Total Investments – 99.9%	215,961,774
	(Cost $187,812,524)
	Net Other Assets and Liabilities – 0.1%	215,160
	Net Assets – 100.0%	$216,176,934

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 215,961,774	$ 215,961,774	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Aerospace & Defense – 2.4%
10,275	Airbus SE (a) (b)	$1,239,869
6,333	Boeing (The) Co. (b)	1,212,769
2,542	Lockheed Martin Corp.	1,122,039
		3,574,677
	Automobiles – 3.4%
14,241	Bayerische Motoren Werke AG (a)	1,230,673
69,183	Ford Motor Co.	1,169,884
17,352	Mercedes-Benz Group AG (a)	1,217,929
1,348	Tesla, Inc. (b)	1,452,605
		5,071,091
	Banks – 24.3%
59,569	Australia & New Zealand Banking Group Ltd. (a)	1,220,629
124,047	Axis Bank Ltd. (a) (b)	1,234,998
205,415	Banco Bilbao Vizcaya Argentaria S.A. (a)	1,172,905
359,387	Banco Santander S.A. (a)	1,221,891
27,779	Bank of America Corp.	1,145,050
2,985,548	Bank of China Ltd., Class H (a)	1,191,400
1,709,627	Bank of Communications Co., Ltd., Class H (a)	1,223,951
545,405	Barclays PLC (a)	1,057,255
20,779	BNP Paribas S.A. (a)	1,187,409
314,882	BOC Hong Kong Holdings Ltd. (a)	1,184,834
3,994,599	China CITIC Bank Corp., Ltd., Class H (a)	2,015,765
146,649	China Merchants Bank Co., Ltd., Class H (a)	1,141,578
20,586	Citigroup, Inc.	1,099,292
46,700	DBS Group Holdings Ltd. (a)	1,223,644
187,768	First Abu Dhabi Bank PJSC (a)	1,204,879
19,706	HDFC Bank, Ltd., ADR	1,208,569
180,976	HSBC Holdings PLC (a)	1,236,169
104,377	ICICI Bank, Ltd., ADR	1,976,900
3,155,510	Industrial & Commercial Bank of China Ltd., Class H (a)	1,934,493
114,233	ING Groep N.V., ADR	1,191,450
8,568	JPMorgan Chase & Co.	1,167,990
17,129	KBC Group N.V. (a)	1,228,992
49,139	Kotak Mahindra Bank Ltd. (a)	1,128,558
486,966	Lloyds Banking Group PLC, ADR	1,173,588
183,937	Nordea Bank Abp (a)	1,893,214
1,407,719	Postal Savings Bank of China Co., Ltd., Class H (a) (c) (d)	1,133,562
10,442	Royal Bank of Canada	1,149,652
111,832	Sberbank of Russia PJSC, ADR (a) (e) (f)	1,388
67,775	Westpac Banking Corp. (a)	1,224,462
		36,174,467
Shares	Description	Value

	Capital Markets – 6.5%
22,595	Bank of New York Mellon (The) Corp.	$1,121,390
4,956	CME Group, Inc.	1,178,834
7,118	Deutsche Boerse AG (a)	1,281,317
3,425	Goldman Sachs Group (The), Inc.	1,130,593
11,762	London Stock Exchange Group PLC (a)	1,226,549
957	Partners Group Holding AG (a)	1,184,960
2,952	S&P Global, Inc.	1,210,851
67,753	UBS Group AG (a)	1,323,982
		9,658,476
	Communications Equipment – 3.0%
20,650	Cisco Systems, Inc.	1,151,444
232,940	Nokia Oyj, ADR	1,271,853
218,897	Telefonaktiebolaget LM Ericsson, Class B (a) (g)	1,995,365
		4,418,662
	Diversified Telecommunication Services – 5.9%
79,487	AT&T, Inc.	1,878,278
105,920	Deutsche Telekom AG (a)	1,972,668
194,332	Emirates Telecommunications Group Co., PJSC (a)	1,956,967
3,090	Swisscom AG (a)	1,856,492
21,224	Verizon Communications, Inc.	1,081,150
		8,745,555
	Electric Utilities – 1.6%
106,032	Iberdrola S.A. (a) (b)	1,158,928
11,305	Verbund AG (a)	1,193,856
		2,352,784
	Electronic Equipment, Instruments & Components – 0.9%
2,759	Samsung SDI Co., Ltd. (a)	1,342,777
	Food & Staples Retailing – 1.6%
19,789	Kroger (The) Co.	1,135,295
7,921	Walmart, Inc.	1,179,595
		2,314,890
	Household Durables – 0.8%
11,277	Sony Corp., ADR	1,158,261
	Industrial Conglomerates – 2.1%
9,998	Honeywell International, Inc.	1,945,411
8,331	Siemens AG (a)	1,153,571
		3,098,982

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 5.7%
117,929	AIA Group Ltd. (a)	$1,231,401
5,176	Allianz SE (a)	1,236,071
19,827	American International Group, Inc.	1,244,541
43,382	AXA S.A. (a)	1,269,979
148,068	China Life Insurance Co., Ltd., ADR (g)	1,123,836
17,576	MetLife, Inc.	1,235,241
160,500	Ping An Insurance Group Co. of China Ltd., Class H (a)	1,122,066
		8,463,135
	Interactive Media & Services – 1.2%
13,638	Baidu, Inc., ADR (b)	1,804,307
	Internet & Direct Marketing Retail – 4.2%
19,837	Alibaba Group Holding Ltd., ADR (b)	2,158,266
628	Amazon.com, Inc. (b)	2,047,249
35,097	JD.com, Inc., ADR (b)	2,031,063
		6,236,578
	IT Services – 12.9%
5,955	Accenture PLC, Class A	2,008,205
9,573	Capgemini SE (a)	2,124,279
21,028	Cognizant Technology Solutions Corp., Class A	1,885,581
77,319	Infosys Ltd., ADR	1,924,470
14,823	International Business Machines Corp.	1,927,286
5,679	Mastercard, Inc., Class A	2,029,561
18,704	PayPal Holdings, Inc. (b)	2,163,117
38,844	Tata Consultancy Services Ltd. (a)	1,909,004
5,707	Visa, Inc., Class A	1,265,641
243,500	Wipro Ltd., ADR	1,877,385
		19,114,529
	Marine – 1.2%
607	AP Moller - Maersk A.S., Class B (a)	1,824,013
	Metals & Mining – 1.6%
32,149	BHP Group Ltd. (a)	1,239,263
15,094	Rio Tinto PLC, ADR (g)	1,213,558
		2,452,821
	Multi-Utilities – 1.3%
151,093	Engie S.A. (a)	1,986,420
	Oil, Gas & Consumable Fuels – 0.8%
224,508	Gazprom PJSC, ADR (a) (e) (f)	35,749
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
21,856	Shell PLC, ADR	$1,200,550
		1,236,299
	Semiconductors & Semiconductor Equipment – 8.0%
17,314	Advanced Micro Devices, Inc. (b)	1,893,113
60,844	Infineon Technologies AG (a)	2,058,355
39,505	Intel Corp.	1,957,868
24,344	Micron Technology, Inc.	1,896,154
8,135	NVIDIA Corp.	2,219,716
17,731	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,848,634
		11,873,840
	Software – 7.3%
6,454	Microsoft Corp.	1,989,833
24,048	Oracle Corp.	1,989,491
9,210	salesforce.com, Inc. (b)	1,955,467
17,067	SAP SE (a)	1,891,504
16,168	VMware, Inc., Class A	1,841,050
4,945	Workday, Inc., Class A (b)	1,184,130
		10,851,475
	Specialty Retail – 0.7%
3,553	Home Depot (The), Inc.	1,063,519
	Technology Hardware, Storage & Peripherals – 1.2%
31,798	Samsung Electronics Co., Ltd. (a)	1,819,576
	Wireless Telecommunication Services – 1.1%
145,400	Softbank Corp. (a)	1,695,817
	Total Common Stocks	148,332,951
	(Cost $140,881,436)
MONEY MARKET FUNDS – 1.7%
2,496,306	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (h) (i)	2,496,306
	(Cost $2,496,306)

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.2%
$278,434	BNP Paribas S.A., 0.24% (h), dated 3/31/22, due 4/1/22, with a maturity value of $278,436. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 9/30/25. The value of the collateral including accrued interest is $283,683. (i)	$278,434
	(Cost $278,434)
	Total Investments – 101.6%	151,107,691
	(Cost $143,656,176)
	Net Other Assets and Liabilities – (1.6)%	(2,357,706)
	Net Assets – 100.0%	$148,749,985

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $68,841,376 or 46.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(g)	All or a portion of this security is on loan (See Note 2G - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,577,281 and the total value of the collateral held by the Fund is $2,774,740.
(h)	Rate shown reflects yield as of March 31, 2022.
(i)	This security serves as collateral for securities on loan.

ADR	American Depositary Receipt

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$2,577,281
Non-cash Collateral (2)	(2,577,281)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$278,434
Non-cash Collateral (4)	(278,434)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
United States Dollar	53.7%
Euro	18.4
Hong Kong Dollar	8.1
Swiss Franc	2.9
Indian Rupee	2.8
Australian Dollar	2.4
British Pound Sterling	2.3
South Korean Won	2.1
United Arab Emirates Dirham	2.1
Swedish Krona	1.3
Danish Krone	1.2
Japanese Yen	1.1
Singapore Dollar	0.8
Canadian Dollar	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 3,574,677	$ 2,334,808	$ 1,239,869	$ —
Automobiles	5,071,091	2,622,489	2,448,602	—
Banks	36,174,467	10,112,491	26,060,588	1,388
Capital Markets	9,658,476	4,641,668	5,016,808	—
Communications Equipment	4,418,662	2,423,297	1,995,365	—
Diversified Telecommunication Services	8,745,555	2,959,428	5,786,127	—
Food & Staples Retailing	2,314,890	2,314,890	—	—
Household Durables	1,158,261	1,158,261	—	—
Industrial Conglomerates	3,098,982	1,945,411	1,153,571	—
Insurance	8,463,135	3,603,618	4,859,517	—
Interactive Media & Services	1,804,307	1,804,307	—	—
Internet & Direct Marketing Retail	6,236,578	6,236,578	—	—
IT Services	19,114,529	15,081,246	4,033,283	—
Metals & Mining	2,452,821	1,213,558	1,239,263	—
Oil, Gas & Consumable Fuels	1,236,299	1,200,550	—	35,749
Semiconductors & Semiconductor Equipment	11,873,840	9,815,485	2,058,355	—
Software	10,851,475	8,959,971	1,891,504	—
Specialty Retail	1,063,519	1,063,519	—	—
Other industry categories*	11,021,387	—	11,021,387	—
Money Market Funds	2,496,306	2,496,306	—	—
Repurchase Agreements	278,434	—	278,434	—
Total Investments	$ 151,107,691	$ 81,987,881	$ 69,082,673	$ 37,137

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.0%
	Aerospace & Defense – 7.0%
66,766	AeroVironment, Inc. (a)	$6,285,351
23,144	Elbit Systems Ltd. (b)	5,061,635
1,934	Northrop Grumman Corp.	864,923
1,209,112	QinetiQ Group PLC (b)	4,804,900
		17,016,809
	Auto Components – 6.9%
6,605	Aptiv PLC (a)	790,685
9,911	Continental AG (a) (b)	710,482
12,200	Denso Corp. (b)	778,361
156,712	Gentex Corp.	4,571,289
338,110	Luminar Technologies, Inc. (a) (c)	5,284,659
11,512	Magna International, Inc.	740,337
213,463	Valeo (b)	3,942,867
		16,818,680
	Automobiles – 0.8%
37,433	NIO, Inc., ADR (a)	787,965
982	Tesla, Inc. (a)	1,058,203
		1,846,168
	Communications Equipment – 1.7%
69,332	Ciena Corp. (a)	4,203,599
	Electrical Equipment – 3.3%
46,273	ABB Ltd. (b)	1,501,130
9,201	Emerson Electric Co.	902,158
71,300	Mitsubishi Electric Corp. (b)	817,729
18,300	Nidec Corp. (b)	1,445,390
5,893	Rockwell Automation, Inc.	1,650,217
10,007	Schneider Electric SE (b)	1,680,079
		7,996,703
	Electronic Equipment, Instruments & Components – 11.2%
23,255	Cognex Corp.	1,794,123
178,684	Delta Electronics, Inc. (b)	1,656,709
28,701	FARO Technologies, Inc. (a)	1,490,156
347,743	Hexagon AB, Class B (b)	4,872,158
3,400	Keyence Corp. (b)	1,576,589
39,131	National Instruments Corp.	1,588,327
23,300	Omron Corp. (b)	1,550,582
362,300	Topcon Corp. (b)	4,589,944
68,010	Trimble, Inc. (a)	4,906,241
98,100	Yokogawa Electric Corp. (b)	1,671,478
3,801	Zebra Technologies Corp., Class A (a)	1,572,474
		27,268,781
	Entertainment – 0.4%
55,800	DeNA Co., Ltd. (b)	847,668
Shares	Description	Value

	Food & Staples Retailing – 0.3%
46,410	Ocado Group PLC (a) (b)	$708,664
	Health Care Equipment & Supplies – 2.7%
452,764	Accuray, Inc. (a)	1,498,649
526,000	CYBERDYNE, Inc. (a) (b) (c)	1,555,420
5,411	Intuitive Surgical, Inc. (a)	1,632,390
8,143	Medtronic PLC	903,466
3,246	Stryker Corp.	867,818
		6,457,743
	Health Care Technology – 0.7%
6,613	Omnicell, Inc. (a)	856,318
11,263	Teladoc Health, Inc. (a)	812,400
		1,668,718
	Household Durables – 2.3%
76,314	iRobot Corp. (a)	4,838,308
8,300	Sony Group Corp. (b)	853,868
		5,692,176
	Industrial Conglomerates – 0.3%
6,010	Siemens AG (b)	832,189
	Interactive Media & Services – 1.7%
316	Alphabet, Inc., Class A (a)	878,906
5,609	Baidu, Inc., ADR (a)	742,071
10,924	Kakao Corp. (b)	949,499
3,233	NAVER Corp. (b)	898,545
15,900	Tencent Holdings Ltd. (b)	732,900
		4,201,921
	Internet & Direct Marketing Retail – 1.0%
8,128	Alibaba Group Holding Ltd., ADR (a)	884,327
278	Amazon.com, Inc. (a)	906,266
11,936	JD.com, Inc., ADR (a)	690,736
		2,481,329
	IT Services – 4.4%
7,897	Akamai Technologies, Inc. (a)	942,823
132,228	Atos SE (b)	3,610,687
6,420	Endava PLC, ADR (a)	854,053
6,979	International Business Machines Corp.	907,409
29,800	Obic Co., Ltd. (b)	4,463,352
		10,778,324
	Life Sciences Tools & Services – 3.3%
17,951	Azenta, Inc.	1,487,779
14,525	Illumina, Inc. (a)	5,075,035

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
3,623	Tecan Group AG (b)	$1,432,318
		7,995,132
	Machinery – 10.4%
34,969	ANDRITZ AG (b)	1,615,002
40,543	ATS Automation Tooling Systems, Inc. (a)	1,462,616
1,416,024	AutoStore Holdings Ltd. (a) (b)	5,130,511
39,469	Cargotec OYJ, Class B (b)	1,499,206
21,900	Daifuku Co., Ltd. (b)	1,562,597
2,375	Deere & Co.	986,718
43,252	Duerr AG (b)	1,276,095
8,600	FANUC Corp. (b)	1,509,385
13,858	John Bean Technologies Corp.	1,641,757
46,300	Kawasaki Heavy Industries, Ltd. (b)	838,866
27,941	Proto Labs, Inc. (a)	1,478,079
50,240	SFA Engineering Corp. (b)	1,689,948
59,100	Shibaura Machine Co., Ltd. (b)	1,643,587
44,976	Valmet Oyj (b)	1,395,986
39,600	Yaskawa Electric Corp. (b)	1,543,408
		25,273,761
	Pharmaceuticals – 0.4%
5,195	Johnson & Johnson	920,710
	Road & Rail – 0.2%
49,080	TuSimple Holdings, Inc., Class A (a) (c)	598,776
	Semiconductors & Semiconductor Equipment – 6.6%
6,932	Advanced Micro Devices, Inc. (a)	757,945
33,954	Ambarella, Inc. (a)	3,562,454
17,924	Intel Corp.	888,313
4,508	KLA Corp.	1,650,199
17,681	Micron Technology, Inc.	1,377,173
6,443	NVIDIA Corp.	1,758,037
8,264	NXP Semiconductors N.V.	1,529,501
9,135	QUALCOMM, Inc.	1,396,011
14,682	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,530,745
13,323	Teradyne, Inc.	1,575,178
		16,025,556
	Software – 31.7%
14,632	ANSYS, Inc. (a)	4,647,855
77,816	Appian Corp. (a)	4,732,769
3,882	Autodesk, Inc. (a)	832,107
8,228	Avalara, Inc. (a)	818,768
141,986	AVEVA Group PLC (b)	4,535,125
690,492	BlackBerry Ltd. (a)	5,151,070
1,804,234	BrainChip Holdings Ltd. (a) (b)	1,282,669
Shares	Description	Value

	Software (Continued)
211,583	C3.ai, Inc., Class A (a) (c)	$4,802,934
31,326	Cadence Design Systems, Inc. (a)	5,151,874
97,111	Dassault Systemes SE (b)	4,770,932
106,792	Dynatrace, Inc. (a)	5,029,903
2,861	Microsoft Corp.	882,075
12,874	Netcompany Group A.S. (a) (b) (d) (e)	848,407
20,966	Nice Ltd., ADR (a)	4,591,554
54,450	Pegasystems, Inc.	4,391,393
272,800	PKSHA Technology, Inc. (a) (b)	4,513,301
149,266	PROS Holdings, Inc. (a)	4,972,050
7,683	PTC, Inc. (a)	827,613
8,180	ServiceNow, Inc. (a)	4,555,360
15,185	Synopsys, Inc. (a)	5,060,705
136,666	UiPath, Inc., Class A (a)	2,950,619
93,295	Veritone, Inc. (a) (c)	1,705,433
		77,054,516
	Technology Hardware, Storage & Peripherals – 1.3%
88,165	3D Systems Corp. (a)	1,470,592
14,258	Samsung Electronics Co., Ltd. (b)	815,885
55,900	Seiko Epson Corp. (b)	839,781
		3,126,258
	Wireless Telecommunication Services – 0.4%
19,200	SoftBank Group Corp. (b)	858,425
	Total Common Stocks	240,672,606
	(Cost $251,003,347)
REAL ESTATE INVESTMENT TRUSTS – 0.4%
	Equity Real Estate Investment Trusts – 0.4%
1,205	Equinix, Inc.	893,652
	(Cost $862,883)
MONEY MARKET FUNDS – 1.6%
3,934,160	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (f) (g)	3,934,160
	(Cost $3,934,160)

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.2%
$438,811	BNP Paribas S.A., 0.24% (f), dated 3/31/22, due 4/1/22, with a maturity value of $438,813. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 9/30/25. The value of the collateral including accrued interest is $447,082. (g)	$438,811
	(Cost $438,811)
	Total Investments – 101.2%	245,939,229
	(Cost $256,239,201)
	Net Other Assets and Liabilities – (1.2)%	(2,837,644)
	Net Assets – 100.0%	$243,101,585

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $91,714,259 or 37.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan (See Note 2G - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,166,337 and the total value of the collateral held by the Fund is $4,372,971.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Rate shown reflects yield as of March 31, 2022.
(g)	This security serves as collateral for securities on loan.

ADR	American Depositary Receipt

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$4,166,337
Non-cash Collateral (2)	(4,166,337)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$438,811
Non-cash Collateral (4)	(438,811)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
United States Dollar	62.1%
Japanese Yen	13.6
Euro	8.7
British Pound Sterling	4.1
Norwegian Krone	2.1
Israeli Shekel	2.0
Swedish Krona	2.0
South Korean Won	1.8
Swiss Franc	1.2
New Taiwan Dollar	0.7
Canadian Dollar	0.6
Australian Dollar	0.5
Danish Krone	0.3
Hong Kong Dollar	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 17,016,809	$ 7,150,274	$ 9,866,535	$ —
Auto Components	16,818,680	11,386,970	5,431,710	—
Electrical Equipment	7,996,703	2,552,375	5,444,328	—
Electronic Equipment, Instruments & Components	27,268,781	11,351,321	15,917,460	—
Entertainment	847,668	—	847,668	—
Food & Staples Retailing	708,664	—	708,664	—
Health Care Equipment & Supplies	6,457,743	4,902,323	1,555,420	—
Household Durables	5,692,176	4,838,308	853,868	—
Industrial Conglomerates	832,189	—	832,189	—
Interactive Media & Services	4,201,921	1,620,977	2,580,944	—
IT Services	10,778,324	2,704,285	8,074,039	—
Life Sciences Tools & Services	7,995,132	6,562,814	1,432,318	—
Machinery	25,273,761	5,569,170	19,704,591	—
Software	77,054,516	61,104,082	15,950,434	—
Technology Hardware, Storage & Peripherals	3,126,258	1,470,592	1,655,666	—
Wireless Telecommunication Services	858,425	—	858,425	—
Other industry categories*	27,744,856	27,744,856	—	—
Real Estate Investment Trusts*	893,652	893,652	—	—
Money Market Funds	3,934,160	3,934,160	—	—
Repurchase Agreements	438,811	—	438,811	—
Total Investments	$ 245,939,229	$ 153,786,159	$ 92,153,070	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.4%
	Aerospace & Defense – 2.7%
7,904	Thales S.A. (a)	$989,862
	Air Freight & Logistics – 1.7%
12,496	Deutsche Post AG (a)	596,708
	Banks – 4.1%
39,668	FinecoBank Banca Fineco S.p.A. (a)	601,767
10,864	Toronto-Dominion Bank (The)	861,977
		1,463,744
	Beverages – 3.7%
4,576	Carlsberg A.S., Class B (a)	561,757
15,361	Diageo PLC (a)	779,180
		1,340,937
	Biotechnology – 1.9%
3,458	CSL Ltd. (a)	690,364
	Capital Markets – 2.2%
4,470	Deutsche Boerse AG (a)	804,649
	Chemicals – 3.7%
6,958	Akzo Nobel N.V. (a)	597,848
2,268	Sika AG (a)	750,376
		1,348,224
	Commercial Services & Supplies – 1.8%
93,629	Rentokil Initial PLC (a)	644,961
	Communications Equipment – 1.6%
62,308	Telefonaktiebolaget LM Ericsson, Class B (a)	567,971
	Diversified Financial Services – 2.0%
33,466	Investor AB, Class B (a)	727,157
	Electrical Equipment – 1.9%
7,101	Legrand S.A. (a)	675,138
	Food & Staples Retailing – 4.4%
19,825	Alimentation Couche-Tard, Inc.	893,128
25,654	Woolworths Group Ltd. (a)	712,279
		1,605,407
	Food Products – 2.2%
6,144	Nestle S.A. (a)	798,835
	Health Care Providers & Services – 1.9%
26,337	Sonic Healthcare Ltd. (a)	695,356
	Household Products – 1.6%
24,445	Essity AB, Class B (a)	576,878
Shares	Description	Value

	Insurance – 4.4%
5,636	Intact Financial Corp.	$832,766
13,687	Sun Life Financial, Inc.	764,190
		1,596,956
	IT Services – 5.7%
3,505	Capgemini SE (a)	777,770
8,444	CGI, Inc. (b)	672,670
4,000	Obic Co., Ltd. (a)	599,108
		2,049,548
	Machinery – 6.9%
11,853	Atlas Copco AB, Class A (a)	615,241
33,394	Epiroc AB, Class A (a)	714,260
11,050	Kone Oyj, Class B (a)	578,248
2,753	Schindler Holding AG (a)	589,885
		2,497,634
	Marine – 1.9%
2,463	Kuehne + Nagel International AG (a)	699,318
	Multiline Retail – 2.0%
19,450	Wesfarmers Ltd. (a)	729,853
	Personal Products – 1.8%
14,413	Unilever PLC (a)	654,390
	Pharmaceuticals – 15.4%
6,316	AstraZeneca PLC (a)	837,584
21,924	Chugai Pharmaceutical Co., Ltd. (a)	731,569
39,688	GlaxoSmithKline PLC (a)	858,728
3,428	Merck KGaA (a)	715,885
9,176	Novartis AG (a)	805,575
7,454	Novo Nordisk A.S., Class B (a)	826,769
1,959	Roche Holding AG (a)	775,102
		5,551,212
	Professional Services – 8.1%
260	SGS S.A. (a)	722,838
1,866	Teleperformance (a)	710,756
6,558	Thomson Reuters Corp.	712,008
7,191	Wolters Kluwer N.V. (a)	766,607
		2,912,209
	Road & Rail – 2.3%
6,229	Canadian National Railway Co.	835,582
	Software – 3.7%
438	Constellation Software, Inc.	748,715
5,217	SAP SE (a)	578,190
		1,326,905
	Textiles, Apparel & Luxury Goods – 3.5%
508	Hermes International (a)	718,997

See Notes to Financial Statements

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
6,491	Puma SE (a)	$552,007
		1,271,004
	Trading Companies & Distributors – 4.3%
22,044	Bunzl PLC (a)	854,890
5,240	Ferguson PLC (a)	709,915
		1,564,805
	Total Common Stocks	35,215,607
	(Cost $36,245,663)
REAL ESTATE INVESTMENT TRUSTS – 2.3%
	Equity Real Estate Investment Trusts – 2.3%
48,069	Goodman Group (a)	817,006
	(Cost $804,566)
	Total Investments – 99.7%	36,032,613
	(Cost $37,050,229)
	Net Other Assets and Liabilities – 0.3%	109,586
	Net Assets – 100.0%	$36,142,199

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $29,711,577 or 82.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.

See Notes to Financial Statements

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	26.8%
Canadian Dollar	17.5
British Pound Sterling	14.8
Swiss Franc	14.3
Australian Dollar	10.1
Swedish Krona	8.9
Danish Krone	3.9
Japanese Yen	3.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 1,463,744	$ 861,977	$ 601,767	$ —
Food & Staples Retailing	1,605,407	893,128	712,279	—
Insurance	1,596,956	1,596,956	—	—
IT Services	2,049,548	672,670	1,376,878	—
Professional Services	2,912,209	712,008	2,200,201	—
Road & Rail	835,582	835,582	—	—
Software	1,326,905	748,715	578,190	—
Other industry categories*	23,425,256	—	23,425,256	—
Real Estate Investment Trusts*	817,006	—	817,006	—
Total Investments	$ 36,032,613	$ 6,321,036	$ 29,711,577	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2022 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)	First Trust BuyWrite Income ETF (FTHI)
ASSETS:
Investments, at value - Unaffiliated	$ 1,845,440,166	$ 384,945,733	$ 54,198,301	$ 46,333,563
Investments, at value - Affiliated	—	93,490,380	—	—
Total investments, at value	1,845,440,166	478,436,113	54,198,301	46,333,563
Cash	9,992,365	9,186,396	98,229	1,951,905
Cash held at broker	—	—	—	10,194
Foreign currency	—	—	22,322	—
Options purchased, at value	—	—	—	—
Receivables:
Dividends	2,321,056	2,155,572	343,800	40,245
Dividend reclaims	185,961	—	91,546	879
Investment securities sold	—	—	—	—
Securities lending income	—	—	—	—
Total Assets	1,857,939,548	489,778,081	54,754,198	48,336,786
LIABILITIES:
Options written, at value	—	—	—	868,399
Due to custodian foreign currency	—	—	—	—
Due to custodian	—	—	—	—
Payables:
Investment securities purchased	8,902,009	8,276,600	—	—
Investment advisory fees	763,063	193,329	25,947	34,476
Deferred foreign capital gains tax	—	—	—	—
Collateral for securities on loan	—	—	—	—
Total Liabilities	9,665,072	8,469,929	25,947	902,875
NET ASSETS	$1,848,274,476	$481,308,152	$54,728,251	$47,433,911
NET ASSETS consist of:
Paid-in capital	$ 1,603,115,039	$ 680,218,412	$ 58,290,913	$ 61,568,160
Par value	314,050	286,000	31,000	20,742
Accumulated distributable earnings (loss)	244,845,387	(199,196,260)	(3,593,662)	(14,154,991)
NET ASSETS	$1,848,274,476	$481,308,152	$54,728,251	$47,433,911
NET ASSET VALUE, per share	$58.85	$16.83	$17.65	$22.87
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	31,405,000	28,600,002	3,100,002	2,074,201
Investments, at cost - Unaffiliated	$1,574,415,132	$361,481,418	$52,631,504	$38,140,313
Investments, at cost - Affiliated	$—	$99,376,104	$—	$—
Total investments, at cost	$1,574,415,132	$460,857,522	$52,631,504	$38,140,313
Foreign currency, at cost (proceeds)	$—	$—	$22,358	$—
Securities on loan, at value	$—	$—	$—	$—
Premiums paid on options purchased	$—	$—	$—	$—
Premiums received on options written	$—	$—	$—	$818,403

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

$ 14,256,876	$ 9,713,235,558	$—	$ 218,835,214	$ 73,471,877
—	—	2,847,361,994	—	—
14,256,876	9,713,235,558	2,847,361,994	218,835,214	73,471,877
664,717	54,615,625	318,656	—	179,608
4,616	—	—	—	—
—	—	—	—	—
95,400	—	—	—	—

8,586	11,504,752	2,585,512	41,026	131,111
938	—	—	—	3,076
—	—	—	4,285,887	—
—	—	—	271	—
15,031,133	9,779,355,935	2,850,266,162	223,162,398	73,785,672

299,214	—	—	—	—
—	—	—	—	—
—	—	—	4,021,149	—

—	39,392,598	—	—	—
8,869	4,018,665	716,189	137,831	36,412
—	—	—	—	—
—	—	—	1,292,775	—
308,083	43,411,263	716,189	5,451,755	36,412
$ 14,723,050	$ 9,735,944,672	$ 2,849,549,973	$ 217,710,643	$ 73,749,260

$ 16,268,658	$ 9,277,180,554	$ 2,315,247,192	$ 232,937,383	$ 86,092,200
6,500	1,989,000	597,000	51,500	22,000
(1,552,108)	456,775,118	533,705,781	(15,278,240)	(12,364,940)
$ 14,723,050	$ 9,735,944,672	$ 2,849,549,973	$ 217,710,643	$ 73,749,260
$22.65	$48.95	$47.73	$42.27	$33.52
650,002	198,900,002	59,700,002	5,150,002	2,200,002
$12,762,612	$9,417,876,555	$—	$215,748,913	$69,601,266
$—	$—	$2,495,058,572	$—	$—
$12,762,612	$9,417,876,555	$2,495,058,572	$215,748,913	$69,601,266
$—	$—	$—	$—	$—
$—	$—	$—	$1,247,783	$—
$204,599	$—	$—	$—	$—
$247,328	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities (Continued)
March 31, 2022 (Unaudited)
	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)	First Trust International Developed Capital Strength ETF (FICS)
ASSETS:
Investments, at value - Unaffiliated	$—	$—	$ 151,107,691	$ 245,939,229	$ 36,032,613
Investments, at value - Affiliated	195,761,126	215,961,774	—	—	—
Total investments, at value	195,761,126	215,961,774	151,107,691	245,939,229	36,032,613
Cash	—	73,788	34,118	6,718,341	1,570
Cash held at broker	—	—	—	—	—
Foreign currency	—	—	7,284	—	38,312
Options purchased, at value	—	—	—	—	—
Receivables:
Dividends	1,405,683	196,595	352,506	270,421	61,502
Dividend reclaims	—	—	151,453	71,891	27,433
Investment securities sold	—	—	—	5,477,306	—
Securities lending income	—	—	592	16,738	—
Total Assets	197,166,809	216,232,157	151,653,644	258,493,926	36,161,430
LIABILITIES:
Options written, at value	—	—	—	—	—
Due to custodian foreign currency	—	—	—	10,885,909	—
Due to custodian	1,446,023	—	—	—	—
Payables:
Investment securities purchased	—	—	—	—	—
Investment advisory fees	49,475	55,223	80,539	133,461	19,231
Deferred foreign capital gains tax	—	—	48,380	—	—
Collateral for securities on loan	—	—	2,774,740	4,372,971	—
Total Liabilities	1,495,498	55,223	2,903,659	15,392,341	19,231
NET ASSETS	$195,671,311	$216,176,934	$148,749,985	$243,101,585	$36,142,199
NET ASSETS consist of:
Paid-in capital	$ 314,905,872	$ 213,566,077	$ 143,773,335	$ 255,073,678	$ 36,990,065
Par value	93,500	59,000	37,000	51,500	11,000
Accumulated distributable earnings (loss)	(119,328,061)	2,551,857	4,939,650	(12,023,593)	(858,866)
NET ASSETS	$195,671,311	$216,176,934	$148,749,985	$243,101,585	$36,142,199
NET ASSET VALUE, per share	$20.93	$36.64	$40.20	$47.20	$32.86
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	9,350,002	5,900,002	3,700,002	5,150,002	1,100,002
Investments, at cost - Unaffiliated	$—	$—	$143,656,176	$256,239,201	$37,050,229
Investments, at cost - Affiliated	$189,610,610	$187,812,524	$—	$—	$—
Total investments, at cost	$189,610,610	$187,812,524	$143,656,176	$256,239,201	$37,050,229
Foreign currency, at cost (proceeds)	$—	$—	$7,297	$(10,920,385)	$38,514
Securities on loan, at value	$—	$—	$2,577,281	$4,166,337	$—
Premiums paid on options purchased	$—	$—	$—	$—	$—
Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2022 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)	First Trust BuyWrite Income ETF (FTHI)
INVESTMENT INCOME:
Dividends - Unaffiliated	$ 23,428,552	$ 10,700,382	$ 936,111	$ 447,793
Dividends - Affiliated	—	2,692,114	—	—
Interest	1,005	520	—	(19,637)
Securities lending income (net of fees)	—	—	—	—
Foreign withholding tax	(550,917)	—	(92,426)	(1,060)
Other	—	60	—	146
Total investment income	22,878,640	13,393,076	843,685	427,242
EXPENSES:
Investment advisory fees	4,371,280	1,398,471	137,211	203,382
Total expenses	4,371,280	1,398,471	137,211	203,382
Fees waived by the investment advisor	—	(271,533)	—	—
Net expenses	4,371,280	1,126,938	137,211	203,382
NET INVESTMENT INCOME (LOSS)	18,507,360	12,266,138	706,474	223,860
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(15,801,333)	12,753,868	10,694	(1,172,490)
Investments - Affiliated	—	(73,933)	—	—
In-kind redemptions - Unaffiliated	143,821,036	2,221,772	—	478,400
In-kind redemptions - Affiliated	—	(37,109)	—	—
Purchased options contracts	—	—	—	—
Written options contracts	—	—	—	846,139
Foreign currency transactions	—	—	(17,129)	—
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	128,019,703	14,864,598	(6,435)	152,049
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(58,967,006)	4,269,110	260,744	4,530,665
Investments - Affiliated	—	(4,518,690)	—	—
Purchased options contracts	—	—	—	—
Written options contracts	—	—	—	(482,434)
Foreign currency translation	—	—	(5,266)	—
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	(58,967,006)	(249,580)	255,478	4,048,231
NET REALIZED AND UNREALIZED GAIN (LOSS)	69,052,697	14,615,018	249,043	4,200,280
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 87,560,057	$ 26,881,156	$ 955,517	$ 4,424,140

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$93,992	$76,055,091	$—	$928,635	$1,056,638	$—	$—
—	—	10,957,606	—	—	3,053,193	836,438
(4,725)	2,265	267	14	17	2,085	10
—	—	—	425	—	—	—
(319)	(223,787)	—	—	(372)	—	—
176	—	—	—	—	—	—
89,124	75,833,569	10,957,873	929,074	1,056,283	3,055,278	836,448

43,806	19,823,174	4,272,204	851,956	171,203	348,098	330,863
43,806	19,823,174	4,272,204	851,956	171,203	348,098	330,863
—	—	—	—	—	—	—
43,806	19,823,174	4,272,204	851,956	171,203	348,098	330,863
45,318	56,010,395	6,685,669	77,118	885,080	2,707,180	505,585

(248,371)	(75,196,789)	—	(3,574,009)	62,225	—	—
—	—	(40,845,728)	—	—	743,793	(2,027,934)
205,530	336,903,990	—	13,635,518	2,029,207	—	—
—	—	751,611,659	—	—	5,125,603	40,099,882
(81,617)	—	—	—	—	—	—
215,055	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
90,597	261,707,201	710,765,931	10,061,509	2,091,432	5,869,396	38,071,948
—	—	—	—	—	—	—

1,062,038	(189,867,407)	—	(4,346,357)	1,745,949	—	—
—	—	(619,087,557)	—	—	(22,911,333)	(30,440,722)
(87,473)	—	—	—	—	—	—
(139,699)	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
834,866	(189,867,407)	(619,087,557)	(4,346,357)	1,745,949	(22,911,333)	(30,440,722)
925,463	71,839,794	91,678,374	5,715,152	3,837,381	(17,041,937)	7,631,226
$970,781	$127,850,189	$98,364,043	$5,792,270	$4,722,461	$(14,334,757)	$8,136,811
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations (Continued)
For the Six Months Ended March 31, 2022 (Unaudited)
	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)	First Trust International Developed Capital Strength ETF (FICS)
INVESTMENT INCOME:
Dividends - Unaffiliated	$ 2,177,446	$ 840,629	$ 276,476
Dividends - Affiliated	—	—	—
Interest	15	77	—
Securities lending income (net of fees)	17,961	251,849	—
Foreign withholding tax	(127,797)	(71,126)	(29,866)
Other	16	47	—
Total investment income	2,067,641	1,021,476	246,610
EXPENSES:
Investment advisory fees	472,270	886,355	70,124
Total expenses	472,270	886,355	70,124
Fees waived by the investment advisor	—	—	—
Net expenses	472,270	886,355	70,124
NET INVESTMENT INCOME (LOSS)	1,595,371	135,121	176,486
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(43,547)	(8,856,778)	(190,452)
Investments - Affiliated	—	—	—
In-kind redemptions - Unaffiliated	—	16,279,592	310,559
In-kind redemptions - Affiliated	—	—	—
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency transactions	(297)	(127,220)	187
Foreign capital gains tax	(2,132)	—	—
Net realized gain (loss)	(45,976)	7,295,594	120,294
Net increase from payment by the advisor	—	1,987	—
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(7,927,909)	(42,650,648)	(1,004,588)
Investments - Affiliated	—	—	—
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency translation	(2,827)	59,052	(259)
Deferred foreign capital gains tax	40,273	—	—
Net change in unrealized appreciation (depreciation)	(7,890,463)	(42,591,596)	(1,004,847)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(7,936,439)	(35,294,015)	(884,553)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,341,068)	$(35,158,894)	$(708,067)

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)		Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021
OPERATIONS:
Net investment income (loss)	$ 18,507,360	$ 30,828,737	$ 12,266,138	$ 14,299,976
Net realized gain (loss)	128,019,703	266,500,553	14,864,598	36,831,045
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	(58,967,006)	71,094,267	(249,580)	60,843,085
Net increase (decrease) in net assets resulting from operations	87,560,057	368,423,557	26,881,156	111,974,106
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(19,607,938)	(29,861,800)	(13,259,196)	(18,794,700)
Return of capital	—	—	—	(6,052,472)
Total distributions to shareholders	(19,607,938)	(29,861,800)	(13,259,196)	(24,847,172)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	439,808,673	784,387,981	20,807,729	9,259,907
Cost of shares redeemed	(273,253,445)	(754,460,022)	(23,324,967)	(66,909,068)
Net increase (decrease) in net assets resulting from shareholder transactions	166,555,228	29,927,959	(2,517,238)	(57,649,161)
Total increase (decrease) in net assets	234,507,347	368,489,716	11,104,722	29,477,773
NET ASSETS:
Beginning of period	1,613,767,129	1,245,277,413	470,203,430	440,725,657
End of period	$1,848,274,476	$1,613,767,129	$481,308,152	$470,203,430
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	28,605,000	28,405,000	28,750,002	32,600,002
Shares sold	7,400,000	14,150,000	1,250,000	550,000
Shares redeemed	(4,600,000)	(13,950,000)	(1,400,000)	(4,400,000)
Shares outstanding, end of period	31,405,000	28,605,000	28,600,002	28,750,002

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)		First Trust BuyWrite Income ETF (FTHI)		First Trust Hedged BuyWrite Income ETF (FTLB)
Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021

$ 706,474	$ 1,333,244	$ 223,860	$ 709,991	$ 45,318	$ 82,731
(6,435)	140,357	152,049	8,266,105	90,597	367,409
—	—	—	—	—	—
255,478	4,299,027	4,048,231	250,450	834,866	267,151
955,517	5,772,628	4,424,140	9,226,546	970,781	717,291

(676,011)	(1,317,871)	(1,333,004)	(2,535,233)	(159,501)	(228,251)
—	—	—	—	—	—
(676,011)	(1,317,871)	(1,333,004)	(2,535,233)	(159,501)	(228,251)

12,309,419	19,294,526	—	18,094,504	5,499,004	7,205,917
—	—	(2,232,301)	(37,943,500)	(1,114,168)	(2,974,588)
12,309,419	19,294,526	(2,232,301)	(19,848,996)	4,384,836	4,231,329
12,588,925	23,749,283	858,835	(13,157,683)	5,196,116	4,720,369

42,139,326	18,390,043	46,575,076	59,732,759	9,526,934	4,806,565
$54,728,251	$42,139,326	$47,433,911	$46,575,076	$14,723,050	$9,526,934

2,400,002	1,300,002	2,174,201	3,124,201	450,002	250,002
700,000	1,100,000	—	900,000	250,000	350,000
—	—	(100,000)	(1,850,000)	(50,000)	(150,000)
3,100,002	2,400,002	2,074,201	2,174,201	650,002	450,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Rising Dividend Achievers ETF (RDVY)		First Trust Dorsey Wright Focus 5 ETF (FV)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021
OPERATIONS:
Net investment income (loss)	$ 56,010,395	$ 47,447,030	$ 6,685,669	$ 899,652
Net realized gain (loss)	261,707,201	284,110,410	710,765,931	406,561,570
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	(189,867,407)	428,357,284	(619,087,557)	276,499,831
Net increase (decrease) in net assets resulting from operations	127,850,189	759,914,724	98,364,043	683,961,053
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(56,222,591)	(44,959,526)	(7,035,520)	(1,159,345)
Return of capital	—	—	—	—
Total distributions to shareholders	(56,222,591)	(44,959,526)	(7,035,520)	(1,159,345)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,405,952,796	5,044,833,796	1,963,517,435	650,797,839
Cost of shares redeemed	(1,481,290,961)	(1,312,230,974)	(1,899,483,153)	(686,904,053)
Net increase (decrease) in net assets resulting from shareholder transactions	3,924,661,835	3,732,602,822	64,034,282	(36,106,214)
Total increase (decrease) in net assets	3,996,289,433	4,447,558,020	155,362,805	646,695,494
NET ASSETS:
Beginning of period	5,739,655,239	1,292,097,219	2,694,187,168	2,047,491,674
End of period	$9,735,944,672	$5,739,655,239	$2,849,549,973	$2,694,187,168
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	120,900,002	39,550,002	58,850,002	60,050,002
Shares sold	107,650,000	111,000,000	41,150,000	14,950,000
Shares redeemed	(29,650,000)	(29,650,000)	(40,300,000)	(16,150,000)
Shares outstanding, end of period	198,900,002	120,900,002	59,700,002	58,850,002

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)		First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)		First Trust Dorsey Wright International Focus 5 ETF (IFV)
Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021

$ 77,118	$ 102,277	$ 885,080	$ 926,527	$ 2,707,180	$ 2,372,763
10,061,509	22,206,086	2,091,432	12,028,581	5,869,396	39,219,683
—	—	—	—	—	—
(4,346,357)	9,760,455	1,745,949	(91,117)	(22,911,333)	6,817,205
5,792,270	32,068,818	4,722,461	12,863,991	(14,334,757)	48,409,651

(104,400)	(68,330)	(789,821)	(903,831)	(2,753,111)	(2,584,930)
—	—	—	—	—	—
(104,400)	(68,330)	(789,821)	(903,831)	(2,753,111)	(2,584,930)

48,110,195	204,119,512	44,488,738	58,983,424	—	29,789,512
(56,636,704)	(63,084,042)	(13,535,543)	(61,564,516)	(52,210,711)	(29,096,455)
(8,526,509)	141,035,470	30,953,195	(2,581,092)	(52,210,711)	693,057
(2,838,639)	173,035,958	34,885,835	9,379,068	(69,298,579)	46,517,778

220,549,282	47,513,324	38,863,425	29,484,357	264,969,890	218,452,112
$217,710,643	$220,549,282	$73,749,260	$38,863,425	$195,671,311	$264,969,890

5,400,002	1,850,002	1,250,002	1,400,002	11,650,002	11,600,002
1,100,000	5,150,000	1,350,000	2,050,000	—	1,350,000
(1,350,000)	(1,600,000)	(400,000)	(2,200,000)	(2,300,000)	(1,300,000)
5,150,002	5,400,002	2,200,002	1,250,002	9,350,002	11,650,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)		First Trust Indxx Innovative Transaction & Process ETF (LEGR)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021
OPERATIONS:
Net investment income (loss)	$ 505,585	$ 44,628	$ 1,595,371	$ 1,528,329
Net realized gain (loss)	38,071,948	33,942,853	(45,976)	2,447,567
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	(30,440,722)	31,031,603	(7,890,463)	13,738,762
Net increase (decrease) in net assets resulting from operations	8,136,811	65,019,084	(6,341,068)	17,714,658
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(534,005)	(67,710)	(1,324,016)	(1,414,166)
Return of capital	—	—	—	—
Total distributions to shareholders	(534,005)	(67,710)	(1,324,016)	(1,414,166)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	140,890,269	49,813,076	23,903,019	73,931,252
Cost of shares redeemed	(144,924,913)	(125,909,677)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(4,034,644)	(76,096,601)	23,903,019	73,931,252
Total increase (decrease) in net assets	3,568,162	(11,145,227)	16,237,935	90,231,744
NET ASSETS:
Beginning of period	212,608,772	223,753,999	132,512,050	42,280,306
End of period	$216,176,934	$212,608,772	$148,749,985	$132,512,050
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,050,002	8,550,002	3,150,002	1,350,002
Shares sold	3,850,000	1,500,000	550,000	1,800,000
Shares redeemed	(4,000,000)	(4,000,000)	—	—
Shares outstanding, end of period	5,900,002	6,050,002	3,700,002	3,150,002

(a)	Inception date is December 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)		First Trust International Developed Capital Strength ETF (FICS)
Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021	Six Months Ended 3/31/2022 (Unaudited)	Period Ended 9/30/2021 (a)

$ 135,121	$ 225,235	$ 176,486	$ 43,782
7,295,594	33,190,276	120,294	177,073
1,987	—	—	—
(42,591,596)	14,737,527	(1,004,847)	(13,221)
(35,158,894)	48,153,038	(708,067)	207,634

(27,810)	(333,100)	(125,610)	(39,101)
—	—	—	—
(27,810)	(333,100)	(125,610)	(39,101)

54,079,051	178,221,700	30,251,708	11,708,531
(42,282,783)	(80,098,259)	(3,488,855)	(1,664,041)
11,796,268	98,123,441	26,762,853	10,044,490
(23,390,436)	145,943,379	25,929,176	10,213,023

266,492,021	120,548,642	10,213,023	—
$243,101,585	$ 266,492,021	$ 36,142,199	$ 10,213,023

5,000,002	3,100,002	300,002	—
1,000,000	3,400,000	900,000	350,002
(850,000)	(1,500,000)	(100,000)	(50,000)
5,150,002	5,000,002	1,100,002	300,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 56.42	$ 43.84	$ 40.09	$ 38.38	$ 32.39	$ 29.33
Income from investment operations:
Net investment income (loss)	0.62	1.10	0.93	0.97	0.96	0.80
Net realized and unrealized gain (loss)	2.47	12.55	3.77	1.71	5.90	3.01
Total from investment operations	3.09	13.65	4.70	2.68	6.86	3.81
Distributions paid to shareholders from:
Net investment income	(0.66)	(1.07)	(0.95)	(0.97)	(0.87)	(0.75)
Net asset value, end of period	$58.85	$56.42	$43.84	$40.09	$38.38	$32.39
Total return (a)	5.43%	31.29%	11.91%	7.21%	21.37%	13.10%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,848,274	$ 1,613,767	$ 1,245,277	$ 1,010,557	$ 948,172	$ 717,616
Ratio of total expenses to average net assets	0.50% (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.12% (b)	2.08%	2.28%	2.59%	2.70%	2.64%
Portfolio turnover rate (c)	14%	38%	49%	37%	27%	26%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 16.35	$ 13.52	$ 18.43	$ 18.54	$ 19.22	$ 18.89
Income from investment operations:
Net investment income (loss)	0.44	0.49	0.57	0.83	0.87	0.81
Net realized and unrealized gain (loss)	0.51	3.18	(4.52)	0.18	(0.36)	0.59
Total from investment operations	0.95	3.67	(3.95)	1.01	0.51	1.40
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.64)	(0.79)	(0.77)	(0.76)	(0.82)
Return of capital	—	(0.20)	(0.17)	(0.35)	(0.43)	(0.25)
Total distributions	(0.47)	(0.84)	(0.96)	(1.12)	(1.19)	(1.07)
Net asset value, end of period	$16.83	$16.35	$13.52	$18.43	$18.54	$19.22
Total return (a)	5.84%	27.50%	(21.89)%	5.74%	2.82%	7.56%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 481,308	$ 470,203	$ 440,726	$ 715,985	$ 683,960	$ 850,403
Ratio of total expenses to average net assets (b)	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net expenses to average net assets	0.48% (c)	0.48%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets (b)	5.26% (c)	3.03%	3.86%	4.58%	4.62%	4.25%
Portfolio turnover rate (d)	40%	100%	106%	73%	84%	82%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P International Dividend Aristocrats ETF (FID)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 17.56	$ 14.15	$ 17.11	$ 17.19	$ 18.52	$ 17.28
Income from investment operations:
Net investment income (loss)	0.27	0.62	0.64	0.63	0.85	0.77
Net realized and unrealized gain (loss)	0.09	3.43	(2.93)	(0.08)	(1.26)	1.39
Total from investment operations	0.36	4.05	(2.29)	0.55	(0.41)	2.16
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.64)	(0.67)	(0.63)	(0.92)	(0.92)
Net asset value, end of period	$17.65	$17.56	$14.15	$17.11	$17.19	$18.52
Total return (a)	2.04%	28.79%	(13.62)%	3.38%	(2.35)%	12.96%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 54,728	$ 42,139	$ 18,390	$ 19,678	$ 13,753	$ 12,038
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.60%	0.69% (c)	0.70%
Ratio of net investment income (loss) to average net assets	3.09% (b)	4.10%	4.03%	4.01%	4.70%	4.36%
Portfolio turnover rate (d)	40%	57%	81%	44%	196% (e)	129%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	On August 30, 2018, the Fund reduced the annual management fee payable to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective August 30, 2018, which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust BuyWrite Income ETF (FTHI)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 21.42	$ 19.12	$ 22.43	$ 23.28	$ 22.54	$ 20.57
Income from investment operations:
Net investment income (loss)	0.08	0.12	0.23	0.40	0.35	0.30
Net realized and unrealized gain (loss)	1.99	3.14	(2.58)	(0.29)	1.35	2.60
Total from investment operations	2.07	3.26	(2.35)	0.11	1.70	2.90
Distributions paid to shareholders from:
Net investment income	(0.62)	(0.96)	(0.23)	(0.86)	(0.96)	(0.13)
Return of capital	—	—	(0.73)	(0.10)	—	(0.80)
Total distributions	(0.62)	(0.96)	(0.96)	(0.96)	(0.96)	(0.93)
Net asset value, end of period	$22.87	$21.42	$19.12	$22.43	$23.28	$22.54
Total return (a)	9.84%	17.31%	(10.63)%	0.72%	8.12%	13.93%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 47,434	$ 46,575	$ 59,733	$ 80,155	$ 66,898	$ 52,385
Ratio of total expenses to average net assets	0.85% (b)	0.85%	0.85%	0.85%	0.85%	0.87% (c)
Ratio of net investment income (loss) to average net assets	0.94% (b)	1.29%	1.10%	1.43%	1.34%	1.43%
Portfolio turnover rate (d)	19%	199%	210%	209%	239%	315% (e)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes reorganization fees. If this reorganization fee was not included, the expense ratio would have been 0.85%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the rebalance of the portfolio that occurred shortly after the reorganization of FTHI with the First Trust Dividend and Income Fund.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Hedged BuyWrite Income ETF (FTLB)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 21.17	$ 19.23	$ 22.30	$ 22.92	$ 22.27	$ 20.38
Income from investment operations:
Net investment income (loss)	0.16	0.34	0.21	0.27	0.40	0.38
Net realized and unrealized gain (loss)	1.65	2.26	(2.62)	(0.23)	0.91	2.14
Total from investment operations	1.81	2.60	(2.41)	0.04	1.31	2.52
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.66)	(0.21)	(0.58)	(0.66)	(0.63)
Return of capital	—	—	(0.45)	(0.08)	—	—
Total distributions	(0.33)	(0.66)	(0.66)	(0.66)	(0.66)	(0.63)
Net asset value, end of period	$22.65	$21.17	$19.23	$22.30	$22.92	$22.27
Total return (a)	8.67%	13.66%	(10.98)%	0.29%	5.95%	12.57%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 14,723	$ 9,527	$ 4,807	$ 8,919	$ 13,751	$ 7,794
Ratio of total expenses to average net assets	0.85% (b)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	0.88% (b)	1.16%	0.96%	1.40%	1.32%	1.45%
Portfolio turnover rate (c)	20%	182%	207%	205%	219%	184%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Rising Dividend Achievers ETF (RDVY)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 47.47	$ 32.67	$ 31.82	$ 31.54	$ 27.84	$ 22.12
Income from investment operations:
Net investment income (loss)	0.32	0.59	0.58	0.54	0.41	0.34
Net realized and unrealized gain (loss)	1.49	14.79	0.86	0.27	3.68	5.73
Total from investment operations	1.81	15.38	1.44	0.81	4.09	6.07
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.58)	(0.59)	(0.53)	(0.39)	(0.35)
Net asset value, end of period	$48.95	$47.47	$32.67	$31.82	$31.54	$27.84
Total return (a)	3.78%	47.21%	4.61%	2.72%	14.78%	27.53%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,735,945	$ 5,739,655	$ 1,292,097	$ 832,156	$ 690,709	$ 271,405
Ratio of total expenses to average net assets	0.50% (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.41% (b)	1.43%	1.89%	1.85%	1.50%	1.60%
Portfolio turnover rate (c)	53%	45%	62%	63%	40%	46%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Focus 5 ETF (FV)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 45.78	$ 34.10	$ 29.63	$ 30.93	$ 26.17	$ 22.91
Income from investment operations:
Net investment income (loss)	0.11	0.02	0.09	0.11	0.09	0.21
Net realized and unrealized gain (loss)	1.96	11.68	4.49	(1.31)	4.83	3.25
Total from investment operations	2.07	11.70	4.58	(1.20)	4.92	3.46
Distributions paid to shareholders from:
Net investment income	(0.12)	(0.02)	(0.11)	(0.10)	(0.16)	(0.20)
Net asset value, end of period	$47.73	$45.78	$34.10	$29.63	$30.93	$26.17
Total return (a)	4.52%	34.31%	15.50%	(3.92)%	18.91%	15.16%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,849,550	$ 2,694,187	$ 2,047,492	$ 2,348,262	$ 2,858,225	$ 2,397,352
Ratio of total expenses to average net assets (b)	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	0.47% (c)	0.04%	0.30%	0.34%	0.30%	0.74%
Portfolio turnover rate (d)	60%	20%	72%	65%	44%	66%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RBA American Industrial Renaissance® ETF (AIRR)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 40.84	$ 25.68	$ 26.76	$ 27.93	$ 26.04	$ 20.49
Income from investment operations:
Net investment income (loss)	0.02	0.03	(0.03)	0.10 (a)	0.09	0.08 (a)
Net realized and unrealized gain (loss)	1.43	15.16	(0.98)	(1.21)	1.88	5.53
Total from investment operations	1.45	15.19	(1.01)	(1.11)	1.97	5.61
Distributions paid to shareholders from:
Net investment income	(0.02)	(0.03)	(0.07)	(0.06)	(0.08)	(0.06)
Net asset value, end of period	$42.27	$40.84	$25.68	$26.76	$27.93	$26.04
Total return (b)	3.54%	59.15%	(3.81)%	(3.95)%	7.56%	27.39%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 217,711	$ 220,549	$ 47,513	$ 66,900	$ 195,500	$ 169,282
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.06% (c)	0.07%	(0.18)%	0.40%	0.32%	0.33%
Portfolio turnover rate (d)	18%	35%	45%	58%	35%	52%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 31.09	$ 21.06	$ 26.07	$ 25.15	$ 24.54	$ 22.11
Income from investment operations:
Net investment income (loss)	0.44	0.73	0.68	0.78	0.65	0.60
Net realized and unrealized gain (loss)	2.44	10.01	(4.95)	0.86	0.59	2.44
Total from investment operations	2.88	10.74	(4.27)	1.64	1.24	3.04
Distributions paid to shareholders from:
Net investment income	(0.45)	(0.71)	(0.74)	(0.72)	(0.63)	(0.61)
Net asset value, end of period	$33.52	$31.09	$21.06	$26.07	$25.15	$24.54
Total return (a)	9.26%	51.29%	(16.49)%	6.87%	5.10%	13.93%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 73,749	$ 38,863	$ 29,484	$ 44,313	$ 37,727	$ 28,221
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.60%	0.69% (c)	0.70%
Ratio of net investment income (loss) to average net assets	3.10% (b)	2.54%	2.81%	3.50%	2.79%	2.61%
Portfolio turnover rate (d)	74%	186%	193%	160%	297% (e)	150%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	On September 6, 2018, the Fund reduced the annual management fee payable to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective September 6, 2018, which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright International Focus 5 ETF (IFV)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 22.74	$ 18.83	$ 19.07	$ 20.33	$ 21.35	$ 17.55
Income from investment operations:
Net investment income (loss)	0.29	0.20	0.56	0.37	0.33	0.25
Net realized and unrealized gain (loss)	(1.81)	3.93	(0.23)	(1.26)	(0.93)	3.73
Total from investment operations	(1.52)	4.13	0.33	(0.89)	(0.60)	3.98
Distributions paid to shareholders from:
Net investment income	(0.29)	(0.22)	(0.57)	(0.35)	(0.42)	(0.18)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.29)	(0.22)	(0.57)	(0.37)	(0.42)	(0.18)
Net asset value, end of period	$20.93	$22.74	$18.83	$19.07	$20.33	$21.35
Total return (a)	(6.76)%	21.91%	1.75%	(4.42)%	(2.91)%	22.71%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 195,671	$ 264,970	$ 218,452	$ 453,757	$ 774,665	$ 794,132
Ratio of total expenses to average net assets (b)	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	2.33% (c)	0.87%	3.19%	1.89%	1.57%	1.59%
Portfolio turnover rate (d)	61%	66%	29%	42%	0%	49%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 35.14	$ 26.17	$ 26.45	$ 28.80	$ 24.36	$ 21.32
Income from investment operations:
Net investment income (loss)	0.09	0.01	0.13	0.22	0.08	0.17
Net realized and unrealized gain (loss)	1.50	8.97	(0.25)	(2.37)	4.51	3.04
Total from investment operations	1.59	8.98	(0.12)	(2.15)	4.59	3.21
Distributions paid to shareholders from:
Net investment income	(0.09)	(0.01)	(0.16)	(0.20)	(0.15)	(0.16)
Net realized gain	—	—	—	—	—	(0.01)
Total distributions	(0.09)	(0.01)	(0.16)	(0.20)	(0.15)	(0.17)
Net asset value, end of period	$36.64	$35.14	$26.17	$26.45	$28.80	$24.36
Total return (a)	4.52%	34.32%	(0.46)%	(7.46)%	18.91%	15.13%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 216,177	$ 212,609	$ 223,754	$ 468,253	$ 620,537	$ 328,881
Ratio of total expenses to average net assets (b)	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	0.46% (c)	0.02%	0.54%	0.79%	0.32%	0.80%
Portfolio turnover rate (d)	60%	20%	225%	90%	42%	54%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,			Period Ended 9/30/2018 (a)
		2021	2020	2019
Net asset value, beginning of period	$ 42.07	$ 31.32	$ 29.32	$ 30.31	$ 29.99
Income from investment operations:
Net investment income (loss)	0.45	0.61	0.35	0.59	0.26
Net realized and unrealized gain (loss)	(1.94)	10.70	2.02	(0.93)	0.29
Total from investment operations	(1.49)	11.31	2.37	(0.34)	0.55
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.56)	(0.37)	(0.65)	(0.23)
Net asset value, end of period	$40.20	$42.07	$31.32	$29.32	$30.31
Total return (b)	(3.57)%	36.13%	8.13%	(1.08)%	1.87%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 148,750	$ 132,512	$ 42,280	$ 41,048	$ 50,017
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.65%	0.65% (c)
Ratio of net investment income (loss) to average net assets	2.20% (c)	1.84%	1.12%	1.95%	1.63% (c)
Portfolio turnover rate (d)	13%	46%	25%	35%	53%

(a)	Inception date is January 24, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,			Period Ended 9/30/2018 (a)
		2021	2020	2019
Net asset value, beginning of period	$ 53.30	$ 38.89	$ 31.51	$ 32.23	$ 29.91
Income from investment operations:
Net investment income (loss)	0.03	0.05	0.04	0.17	0.12
Net realized and unrealized gain (loss)	(6.12) (b)	14.44	7.39	(0.75)	2.31
Total from investment operations	(6.09)	14.49	7.43	(0.58)	2.43
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.08)	(0.05)	(0.14)	(0.11)
Net asset value, end of period	$47.20	$53.30	$38.89	$31.51	$32.23
Total return (c)	(11.43)% (b)	37.27%	23.60%	(1.81)%	8.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 243,102	$ 266,492	$ 120,549	$ 61,443	$ 32,226
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65% (d)
Ratio of net investment income (loss) to average net assets	0.10% (d)	0.10%	0.15%	0.68%	0.62% (d)
Portfolio turnover rate (e)	19%	31%	34%	43%	67%

(a)	Inception date is February 21, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	The Fund received a reimbursement from the advisor in the amount of $1,987 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust International Developed Capital Strength ETF (FICS)
	Six Months Ended 3/31/2022 (Unaudited)	Period Ended 9/30/2021 (a)
Net asset value, beginning of period	$ 34.04	$ 30.09
Income from investment operations:
Net investment income (loss)	0.21	0.36
Net realized and unrealized gain (loss)	(1.20)	3.93
Total from investment operations	(0.99)	4.29
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.34)
Net asset value, end of period	$32.86	$34.04
Total return (b)	(2.95)%	14.25%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 36,142	$ 10,213
Ratio of total expenses to average net assets	0.70% (c)	0.70% (c)
Ratio of net investment income (loss) to average net assets	1.76% (c)	1.29% (c)
Portfolio turnover rate (d)	18%	23%

(a)	Inception date is December 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-three exchange-traded funds that are offering shares. This report covers the fourteen funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
First Trust NASDAQ Technology Dividend Index Fund – (ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (ticker “MDIV”)
First Trust S&P International Dividend Aristocrats ETF – (ticker “FID”)
First Trust BuyWrite Income ETF – (ticker “FTHI”)
First Trust Hedged BuyWrite Income ETF – (ticker “FTLB”)
First Trust Rising Dividend Achievers ETF – (ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (ticker “FV”)
First Trust RBA American Industrial Renaissance® ETF – (ticker “AIRR”)
First Trust Dorsey Wright Momentum & Dividend ETF – (ticker “DDIV”)
First Trust Dorsey Wright International Focus 5 ETF – (ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (ticker “FVC”)
First Trust Indxx Innovative Transaction & Process ETF – (ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (ticker “ROBT”)
First Trust International Developed Capital Strength ETF – (ticker “FICS”)
Both TDIV and FICS operate as a non-diversified series of the Trust. Each of MDIV, FID, FTHI, FTLB, RDVY, FV, AIRR, DDIV, IFV, FVC, LEGR and ROBT operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund, except for FTHI and FTLB, seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust NASDAQ Technology Dividend Index Fund
Multi-Asset Diversified Income Index Fund
First Trust S&P International Dividend Aristocrats ETF
First Trust Rising Dividend Achievers ETF
First Trust Dorsey Wright Focus 5 ETF
First Trust RBA American Industrial Renaissance® ETF
First Trust Dorsey Wright Momentum & Dividend ETF
First Trust Dorsey Wright International Focus 5 ETF
First Trust Dorsey Wright Dynamic Focus 5 ETF
First Trust Indxx Innovative Transaction & Process ETF
First Trust Nasdaq Artificial Intelligence and Robotics ETF
First Trust International Developed Capital Strength ETF	Nasdaq Technology Dividend IndexTM
Nasdaq US Multi-Asset Diversified Income IndexSM
S&P International Dividend Aristocrats Index
Nasdaq US Rising Dividend AchieversTM Index
Dorsey Wright Focus FiveTM Index
Richard Bernstein Advisors American Industrial Renaissance® Index
Dorsey Wright Momentum Plus Dividend YieldTM Index
Dorsey Wright International Focus FiveTM Index
Dorsey Wright Dynamic Focus FiveTM Index
Indxx Blockchain Index
Nasdaq CTA Artificial Intelligence and Robotics IndexSM
The International Developed Capital Strength IndexSM
FTHI and FTLB are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI’s secondary investment objective is to provide capital appreciation. Under normal market conditions, FTHI pursues its investment objectives by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded covered call options on the Standard & Poor’s 500® Index (the “S&P 500”). The Fund employs an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500 in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of the Fund’s overall NAV.
The investment objective of FTLB is to provide current income. Under normal market conditions, FTLB pursues its investment objective by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of buying U.S. exchange-traded put options on the S&P 500 and writing (selling) U.S. exchange-traded covered call options on the S&P 500. The Fund employs an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500 in order to seek

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells or writes an option contract to another party. These premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the S&P 500 that seek to provide the Fund with downside protection and which are expected to reduce the Fund’s price sensitivity to declining markets. The market value of the option strategy may be up to 20% of the Fund’s overall NAV.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2022, is included with each Fund’s Portfolio of Investments.
B. Option Contracts
FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the S&P 500 to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options or put options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) “naked” or uncovered options. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTLB will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.
The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
FTLB may also purchase U.S. exchange-traded call or put options on the S&P 500 to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options purchased, at value” on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
If FTLB elects to exercise a call or put option on the S&P 500, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is included in “Purchased options contracts” on the Statements of Operations.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are related to the investment performance and risks of the affiliated funds.
Amounts relating to these investments in MDIV at March 31, 2022, and for the six month period then ended are:
Security Name	Shares at 3/31/2022	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2022	Dividend Income
First Trust Tactical High Yield ETF	2,043,059	$ 94,677,062	$ 9,663,479	$ (6,220,429)	$ (4,518,690)	$ (111,042)	$ 93,490,380	$ 2,692,114

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
Amounts relating to these investments in FV at March 31, 2022, and for the six month period then ended are:
Security Name	Shares at 3/31/2022	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2022	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	10,293,179	$ 552,125,467	$ 370,557,443	$ (316,197,043)	$ (47,594,186)	$ 1,880,711	$ 560,772,392	$ 2,332,656
First Trust Energy AlphaDEX® Fund	35,173,944	—	551,071,586	(6,024,294)	15,694,162	(420,526)	560,320,928	1,680,599
First Trust Industrials/Producer Durables AlphaDEX® Fund	10,025,432	552,378,296	382,496,065	(360,217,780)	(8,090,793)	71,629	566,637,417	1,997,646
First Trust Materials AlphaDEX® Fund	8,439,993	—	576,893,050	(6,596,504)	34,405,900	(145,748)	604,556,698	783,789
First Trust Nasdaq Oil & Gas ETF	20,954,117	—	948,714,128	(554,716,420)	126,690,292	34,386,559	555,074,559	2,880,655
First Trust Nasdaq Transportation ETF	—	513,660,400	362,824,428	(857,633,271)	(111,437,490)	92,585,933	—	1,240,830
First Trust NASDAQ-100-Technology Sector Index Fund	—	545,036,466	347,535,180	(816,886,894)	(340,249,141)	264,564,389	—	41,431
First Trust Technology AlphaDEX® Fund	—	528,789,844	126,483,451	(684,609,978)	(288,506,301)	317,842,984	—	—
		$2,691,990,473	$3,666,575,331	$(3,602,882,184)	$(619,087,557)	$710,765,931	$2,847,361,994	$10,957,606

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
Amounts relating to these investments in IFV at March 31, 2022, and for the six month period then ended are:
Security Name	Shares at 3/31/2022	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2022	Dividend Income
First Trust BICK Index Fund	—	$52,406,007	$—	$ (54,637,984)	$ (6,305,717)	$8,537,694	$—	$—
First Trust Dow Jones Global Select Dividend Index Fund	1,532,516	—	39,683,296	(833,031)	(15,325)	(985)	38,833,955	151,259
First Trust Eurozone AlphaDEX® ETF	—	—	54,095,628	(48,158,214)	—	(5,937,414)	—	280,215
First Trust Germany AlphaDEX® Fund	—	52,146,239	1,776,695	(46,009,598)	(6,627,154)	(1,286,182)	—	146,489
First Trust India NIFTY 50 Equal Weight ETF	813,649	57,888,541	—	(17,646,172)	(5,765,097)	2,381,028	36,858,300	1,512,647
First Trust Latin America AlphaDEX® Fund	2,059,119	—	41,751,001	(878,258)	1,853,207	769	42,726,719	31,505
First Trust Switzerland AlphaDEX® Fund	613,006	50,668,510	1,607,980	(12,594,094)	(3,202,281)	2,838,090	39,318,205	240,132
First Trust United Kingdom AlphaDEX® Fund	986,866	51,626,570	1,840,298	(11,930,351)	(2,848,966)	(663,604)	38,023,947	690,946
		$264,735,867	$140,754,898	$(192,687,702)	$(22,911,333)	$5,869,396	$195,761,126	$3,053,193
Amounts relating to these investments in FVC at March 31, 2022, and for the six month period then ended are:
Security Name	Shares at 3/31/2022	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2022	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	780,699	$43,565,016	$26,499,820	$ (24,094,124)	$ (3,800,884)	$362,654	$42,532,482	$178,597
First Trust Energy AlphaDEX® Fund	2,667,814	—	41,781,294	(451,670)	1,200,516	(31,863)	42,498,277	127,788
First Trust Industrials/Producer Durables AlphaDEX® Fund	760,391	43,584,937	27,388,832	(27,480,620)	(727,939)	212,089	42,977,299	152,672
First Trust Materials AlphaDEX® Fund	640,142	—	43,709,021	(500,753)	2,650,188	(5,085)	45,853,371	59,597
First Trust Nasdaq Oil & Gas ETF	1,589,292	—	70,977,157	(41,350,587)	9,821,825	2,651,950	42,100,345	219,271
First Trust Nasdaq Transportation ETF	—	40,529,967	26,751,967	(65,960,213)	(9,206,661)	7,884,940	—	95,330
First Trust NASDAQ-100-Technology Sector Index Fund	—	43,005,865	25,610,474	(62,900,116)	(14,879,858)	9,163,635	—	3,183
First Trust Technology AlphaDEX® Fund	—	41,724,071	9,483,888	(53,543,678)	(15,497,909)	17,833,628	—	—
		$212,409,856	$272,202,453	$(276,281,761)	$(30,440,722)	$38,071,948	$215,961,774	$836,438

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
F. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
G. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. During the six months ended March 31, 2022, AIRR, LEGR and ROBT participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
H. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly for MDIV, FTHI, and FTLB and quarterly for TDIV, FID, RDVY, FV, AIRR, DDIV, IFV, FVC, LEGR, ROBT and FICS or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2021, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ Technology Dividend Index Fund	$ 29,861,800	$ —	$ —
Multi-Asset Diversified Income Index Fund	18,794,700	—	6,052,472
First Trust S&P International Dividend Aristocrats ETF	1,317,871	—	—
First Trust BuyWrite Income ETF	2,535,233	—	—
First Trust Hedged BuyWrite Income ETF	228,251	—	—
First Trust Rising Dividend Achievers ETF	44,959,526	—	—
First Trust Dorsey Wright Focus 5 ETF	1,159,345	—	—
First Trust RBA American Industrial Renaissance® ETF	68,330	—	—
First Trust Dorsey Wright Momentum & Dividend ETF	903,831	—	—
First Trust Dorsey Wright International Focus 5 ETF	2,584,930	—	—
First Trust Dorsey Wright Dynamic Focus 5 ETF	67,710	—	—
First Trust Indxx Innovative Transaction & Process ETF	1,414,166	—	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	333,100	—	—
First Trust International Developed Capital Strength ETF	39,101	—	—
As of September 30, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$ 2,360,618	$ (134,991,212)	$ 309,523,862
Multi-Asset Diversified Income Index Fund	—	(230,726,724)	17,908,504
First Trust S&P International Dividend Aristocrats ETF	187,761	(5,055,961)	995,032
First Trust BuyWrite Income ETF	—	(20,790,887)	3,544,760
First Trust Hedged BuyWrite Income ETF	—	(2,774,391)	411,003
First Trust Rising Dividend Achievers ETF	3,245,996	(70,491,824)	452,393,348
First Trust Dorsey Wright Focus 5 ETF	—	(528,080,094)	970,457,352
First Trust RBA American Industrial Renaissance® ETF	49,274	(26,563,974)	5,548,590
First Trust Dorsey Wright Momentum & Dividend ETF	143,478	(18,494,754)	2,053,696
First Trust Dorsey Wright International Focus 5 ETF	21,648	(131,209,193)	28,947,352
First Trust Dorsey Wright Dynamic Focus 5 ETF	—	(63,640,921)	58,589,972
First Trust Indxx Innovative Transaction & Process ETF	105,039	(1,444,987)	13,944,682
First Trust Nasdaq Artificial Intelligence and Robotics ETF	60,015	(4,911,664)	28,014,760
First Trust International Developed Capital Strength ETF	12,421	(2,885)	(34,725)
I. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all of the Funds, with the exception of FICS, taxable years ended 2018, 2019, 2020 and 2021 remain open to federal and state audit. The taxable period ended 2021 remains open to federal and

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
state audit for FICS. As of March 31, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
First Trust NASDAQ Technology Dividend Index Fund	$ 134,991,212
Multi-Asset Diversified Income Index Fund	230,726,724
First Trust S&P International Dividend Aristocrats ETF	5,055,961
First Trust BuyWrite Income ETF	20,790,887
First Trust Hedged BuyWrite Income ETF	2,774,391
First Trust Rising Dividend Achievers ETF	70,491,824
First Trust Dorsey Wright Focus 5 ETF	528,080,094
First Trust RBA American Industrial Renaissance® ETF	26,563,974
First Trust Dorsey Wright Momentum & Dividend ETF	18,494,754
First Trust Dorsey Wright International Focus 5 ETF	131,209,193
First Trust Dorsey Wright Dynamic Focus 5 ETF	63,640,921
First Trust Indxx Innovative Transaction & Process ETF	1,444,987
First Trust Nasdaq Artificial Intelligence and Robotics ETF	4,911,664
First Trust International Developed Capital Strength ETF	2,885
As of March 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$ 1,574,415,132	$ 330,215,031	$ (59,189,997)	$ 271,025,034
Multi-Asset Diversified Income Index Fund	460,857,522	32,396,403	(14,817,812)	17,578,591
First Trust S&P International Dividend Aristocrats ETF	52,631,504	3,722,936	(2,156,139)	1,566,797
First Trust BuyWrite Income ETF	37,321,910	9,622,838	(1,479,584)	8,143,254
First Trust Hedged BuyWrite Income ETF	12,719,883	1,846,826	(513,647)	1,333,179
First Trust Rising Dividend Achievers ETF	9,417,876,555	567,176,059	(271,817,056)	295,359,003
First Trust Dorsey Wright Focus 5 ETF	2,495,058,572	352,303,422	—	352,303,422
First Trust RBA American Industrial Renaissance® ETF	215,748,913	21,412,604	(18,326,303)	3,086,301
First Trust Dorsey Wright Momentum & Dividend ETF	69,601,266	4,812,532	(941,921)	3,870,611
First Trust Dorsey Wright International Focus 5 ETF	189,610,610	12,039,668	(5,889,152)	6,150,516
First Trust Dorsey Wright Dynamic Focus 5 ETF	187,812,524	28,149,250	—	28,149,250
First Trust Indxx Innovative Transaction & Process ETF	143,656,176	17,723,302	(10,271,787)	7,451,515
First Trust Nasdaq Artificial Intelligence and Robotics ETF	256,239,201	18,790,105	(29,090,077)	(10,299,972)
First Trust International Developed Capital Strength ETF	37,050,229	1,021,925	(2,039,541)	(1,017,616)
J. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of advisory fees, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, pro rata share of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), taxes, interest, and extraordinary expenses, which are paid by each respective Fund. See Note 3 relating to a reduction in MDIV’s annual unitary management fee. Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor.
First Trust has entered into licensing agreements with the following “Licensors” for the respective Funds:
Fund	Licensor
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq, Inc.
Multi-Asset Diversified Income Index Fund	Nasdaq, Inc.
First Trust S&P International Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Dorsey Wright Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors LLC
First Trust Dorsey Wright Momentum & Dividend ETF	Nasdaq, Inc.
First Trust Dorsey Wright International Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Indxx Innovative Transaction & Process ETF	Indxx, LLC
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq, Inc.
First Trust International Developed Capital Strength ETF	Nasdaq, Inc.
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Each Fund pays First Trust an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
First Trust NASDAQ Technology Dividend Index Fund	0.50%
Multi-Asset Diversified Income Index Fund	0.60%
First Trust S&P International Dividend Aristocrats ETF	0.60%
First Trust BuyWrite Income ETF	0.85%
First Trust Hedged BuyWrite Income ETF	0.85%
First Trust Rising Dividend Achievers ETF	0.50%
First Trust Dorsey Wright Focus 5 ETF	0.30%
First Trust RBA American Industrial Renaissance® ETF	0.70%
First Trust Dorsey Wright Momentum & Dividend ETF	0.60%
First Trust Dorsey Wright International Focus 5 ETF	0.30%
First Trust Dorsey Wright Dynamic Focus 5 ETF	0.30%
First Trust Indxx Innovative Transaction & Process ETF	0.65%
First Trust Nasdaq Artificial Intelligence and Robotics ETF	0.65%
First Trust International Developed Capital Strength ETF	0.70%
In addition, MDIV, FV, IFV, and FVC incur pro rata share of fees and acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, if applicable, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distributions and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
During the six months ended March 31, 2022, ROBT received a payment from the Advisor of $1,987 in connection with a trade error.
Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by MDIV on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of MDIV’s investment management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2023. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. For the six months ended March 31, 2022, MDIV waived $271,533 of management fees.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 239,098,995	$ 237,967,438
Multi-Asset Diversified Income Index Fund	187,936,413	190,977,352
First Trust S&P International Dividend Aristocrats ETF	19,140,424	18,327,810
First Trust BuyWrite Income ETF	9,179,856	10,782,846
First Trust Hedged BuyWrite Income ETF	2,111,485	2,406,103
First Trust Rising Dividend Achievers ETF	4,159,045,181	4,160,115,602
First Trust Dorsey Wright Focus 5 ETF	1,703,266,211	1,713,399,175
First Trust RBA American Industrial Renaissance® ETF	42,242,624	41,867,052
First Trust Dorsey Wright Momentum & Dividend ETF	41,486,809	41,419,514
First Trust Dorsey Wright International Focus 5 ETF	140,754,898	140,495,883
First Trust Dorsey Wright Dynamic Focus 5 ETF	131,345,319	132,049,311
First Trust Indxx Innovative Transaction & Process ETF	21,551,933	19,085,800
First Trust Nasdaq Artificial Intelligence and Robotics ETF	69,019,820	52,605,596
First Trust International Developed Capital Strength ETF	3,818,817	3,952,263

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
For the six months ended March 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 438,332,450	$ 274,461,319
Multi-Asset Diversified Income Index Fund	20,724,626	23,233,137
First Trust S&P International Dividend Aristocrats ETF	11,263,166	—
First Trust BuyWrite Income ETF	—	2,148,878
First Trust Hedged BuyWrite Income ETF	5,294,688	1,108,982
First Trust Rising Dividend Achievers ETF	5,388,113,086	1,480,117,617
First Trust Dorsey Wright Focus 5 ETF	1,963,309,120	1,889,483,009
First Trust RBA American Industrial Renaissance® ETF	48,052,697	56,788,647
First Trust Dorsey Wright Momentum & Dividend ETF	44,354,562	13,490,585
First Trust Dorsey Wright International Focus 5 ETF	—	52,191,819
First Trust Dorsey Wright Dynamic Focus 5 ETF	140,857,134	144,232,450
First Trust Indxx Innovative Transaction & Process ETF	21,472,250	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	37,051,950	41,411,310
First Trust International Developed Capital Strength ETF	30,337,482	3,504,860
5. Derivative Transactions
The following tables present the type of derivatives held by each Fund at March 31, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
FTHI
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options	Equity Risk	—	$ —	Options written, at value	$ 863,399
FTLB
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options	Equity Risk	Options purchased, at value	$ 95,400	Options written, at value	$ 299,214
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended March 31, 2022, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
	Equity Risk
Statements of Operations Location	FTHI	FTLB
Net realized gain (loss) on Purchased options contracts	$—	$(81,617)
Net realized gain (loss) on Written options contracts	846,139	215,055
Net change in unrealized gain (loss) on Purchased options contracts	—	(87,473)
Net change in unrealized gain (loss) on Written options contracts	(482,434)	(139,699)
During the six months ended March 31, 2022, for FTHI, the premiums for written options opened were $2,393,679, and the premiums for written options closed, exercised and expired were $2,140,032.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
During the six months ended March 31, 2022, for FTLB, the premiums for written options opened were $612,322, and the premiums for written options closed, exercised and expired were $517,075. During the six months ended March 31, 2022, for FTLB, the premiums for purchased options opened were $108,236, and the premiums for purchased options closed, exercised and expired were $85,068.
FTHI and FTLB do not have the right to offset on financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2023.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
On May 11, 2022, First Trust Hedged BuyWrite Income ETF (the “Fund”) changed its investment strategy, name and other related matters. Effective May 11, 2022, the Fund adopted an amended investment strategy that involves investing primarily in equity securities listed on U.S. exchanges and utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100® Index. Pursuant to the new strategy, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the components of the Nasdaq Composite Index. The Fund employs an option strategy in which it writes U.S. exchange-traded call options on the Nasdaq-100® Index in order to seek additional cash flow in the form of premiums on the options and the Fund will seek to distribute the majority of the option premiums collected. In addition, under the new strategy, the Fund will no longer purchase exchange-traded put options to seek to provide downside protection and to reduce the Fund’s price sensitivity to declining markets. Concurrent with the new strategy, the Fund’s name changed to “First Trust Nasdaq BuyWrite Income ETF” and its ticker symbol changed to “FTQI.”

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund VI

Book 2

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

First Trust Dorsey Wright Momentum & Value ETF (DVLU)

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

Semi-Annual Report
For the Six Months Ended
March 31, 2022

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2022

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six-months ended March 31, 2022.
How are investors expected to make sense of the markets in a climate like the one we are in today? For what it is worth, the famous adage that “perception is reality” is a complete misnomer, in my opinion. Perception is a perspective of reality. Reality is the truth. When it comes to investing one’s capital, it can be difficult to ascertain the truth, especially in the age of the internet and the 24/7 news cycle. There is so much information pumped out daily pertaining to the securities markets that it can be counterproductive if you consume too much of it, particularly if you do not have a discerning eye. To be frank, a lot of financial information adds up to nothing more than noise, or is an extension of someone’s agenda, and we at First Trust encourage investors to ignore it as best they can. That is why we believe that investors should lean on those market principles that are tried and true. That is how you make sense of the markets, in my opinion.
There is essentially nothing major transpiring around the globe today that we have not encountered to some degree before, including war. Even the coronavirus (“COVID-19”) pandemic, which arrived in the U.S. in the first quarter of 2020, was somewhat matched in scope by the 1918 flu (Spanish flu) pandemic. Approximately 987,000 lives have been lost so far in the U.S. from the COVID-19 pandemic, compared to 675,000 spanning the 1918 flu pandemic, according to data from the Centers for Disease Control and Prevention. While we have had more deaths from the COVID-19 virus, the speed in which no fewer than three effective vaccines were brought to bear to combat this virus was astounding. U.S. ingenuity is what keeps this country ascending, in my opinion. I believe it to be one of the main reasons why the investment philosophy “time in the market” has been such a tried and true principle of the wealth building process. Endure the ups and downs of the stock market and you can persevere over time. In the short-run, it is anybody’s guess, and guessing should not play any role in developing a financial plan. History is on your side. Keep in mind, the S&P 500® Index has never failed to fully recover any losses sustained in a downturn and it stood at its all-time closing high on January 3, 2022.
The stock and bond markets have been more volatile of late and may stay that way, at least over the near-term. Based on some thorough guidance from the Federal Reserve (the “Fed”) with respect to its bias towards raising short-term interest rates more aggressively than once thought to fight inflation, there is a good chance that the days of artificially low interest rates are finally coming to an end. Bond yields have spiked recently to reflect the surge in inflation, which stood at 8.5% on a trailing 12-month basis in March 2022, and the anticipated rate hikes from the Fed. In other words, interest rates and bond yields are in the process of normalizing. What is normal? Well, the Federal Funds target rate (upper bound), which stood at 0.50% at the close on April 21, 2022, averaged 2.48% for the 30-year period ended April 21, 2022, according to Bloomberg. It reached as high as 6.50% in 2000. The yield on the 10-Year Treasury Note (“T-Note”), which stood at 2.91% at the close on April 21, 2022, averaged 3.98% over that same 30-year period. The 10-Year T-Note reached as high as 8.03% in 1994. All eyes will likely be on the Fed for the remainder of this year. The economy is still growing, albeit at a slower clip, and it looks like more Americans are heading back to work. Keep an eye on interest rates, bond yields and inflation in the months ahead. We would prefer slow and steady as they rise as opposed to sharp moves higher. As always, stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2022
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The latest global growth forecast from the International Monetary Fund (“IMF”) released in April 2022 sees real gross domestic product growth rising by 3.6% worldwide in 2022, down from its 4.4% projection in January 2022. The IMF is calling for a 3.7% growth rate for the U.S., down from its January estimate of 4.0%. Emerging Market and Developing Economies are expected to grow by 3.8% this year, down markedly from the IMF’s 4.8% estimate in January. While global growth is expected to slow some in 2022, there does not appear to be a significant threat of recession in the near-term. The IMF notes that the reduction in its economic growth targets is largely a byproduct of Russia’s decision to invade Ukraine back on February 24, 2022.
Robust inflation and the war between Russia and Ukraine have been the dominant stories of late, in our opinion. Inflation, as measured by the Consumer Price Index, stood at 8.5% on a trailing 12-month basis at the end of March 2022, according to the U.S. Bureau of Labor Statistics. The last time inflation in the U.S. was this high was in 1982. Consumer prices are up significantly across the board, including groceries, gasoline, automobiles, homes, and apartment rents. It has been reported that the war between Russia and Ukraine could lead to global food shortages. It has already helped drive energy prices higher. These two events are worth monitoring closely. If one or both end up being protracted, then we would anticipate higher levels of volatility in the markets moving forward. Perhaps the biggest beneficiary of the spike in inflation is commodity prices, which surged 27.03% in the first quarter of 2022, as measured by the Refinitiv/CC CRB Excess Return Index.
Performance of Global Stocks and Bonds
The major U.S. stock indices delivered mixed results over the past 12 months. The S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 15.65%, 4.59% and 1.23%, respectively, for the 12-month period ended March 31, 2022. Due to the ongoing economic headwinds stemming from the coronavirus pandemic, rising inflation, and, more recently, the war between Russia and Ukraine, large-capitalization (“cap”) stocks outperformed their mid- and small-cap counterparts over the period, an indication that investors were somewhat concerned about the level of risk they were willing to assume, in our opinion. Ten of the 11 major sectors that comprise the S&P 500® Index (the “Index”) were up on a total return basis for the period. The top performer was the Energy sector, up 64.30%, while the worst showing came from Communication Services, down 0.93%.
A Bloomberg survey of 24 equity strategists found that their average 2022 year-end price target for the Index was 4,868 as of April 2022, according to its own release. The highest and lowest estimates were 5,330 and 4,400, respectively. Brian Wesbury, Chief Economist at First Trust, announced in May 2022 that he is looking for a year-end price target of 4,900, a downward revision from his 5,250 projection at the close of 2021. The Index closed trading on March 31, 2022, at 4,530.41. The outlook for corporate earnings remains optimistic. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2022 and 2023 were 10.25% and 9.44%, respectively, as of April 1, 2022.
The broader foreign stock indices lagged the performance of the major U.S. stock indices. Over the past 12 months, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of 3.04% (USD) and -11.37% (USD), respectively, according to Bloomberg. The major foreign bond indices were down over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -6.40% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt declined by 8.80% (USD), according to Bloomberg. The U.S. dollar rose by 5.45% over the past 12 months against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The sizable jump in the dollar provided a drag on the performance of both foreign stock and bond indices, in our opinion.
In the U.S. bond market, the results were also disappointing. The top-performing major debt group we track was speculative-grade corporate bonds. The Bloomberg U.S. Corporate High Yield Index posted a total return of -0.66% for the 12-month period ended March 31, 2022. The worst-performing U.S. debt group that we track was long-term municipal bonds. The Bloomberg Municipal Bond: Long Bond (22+ years) posted a total return of -5.30%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) rose by 60 basis points in the period to close at 2.34% on March 31, 2022, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.03% for the 10-year period ended March 31, 2022.

Fund Performance Overview (Unaudited)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
The First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is designed to provide access to a diversified portfolio of 100 small and mid cap companies with a history of raising their dividends and exhibit the characteristics to continue to do so in the future. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “SDVY.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	Inception (11/1/17) to 3/31/22	Inception (11/1/17) to 3/31/22
Fund Performance
NAV	-0.96%	-0.36%	9.50%	49.24%
Market Price	-1.10%	-0.60%	9.50%	49.24%
Index Performance
Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index	-0.64%	0.26%	10.19%	53.40%
S&P 1000® Index	1.79%	3.55%	10.75%	56.91%
(See Notes to Fund Performance Overview on page 10.)

Nasdaq® and Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY) (Continued)
Sector Allocation	% of Total Investments
Financials	30.7%
Industrials	22.0
Consumer Discretionary	21.9
Information Technology	8.1
Materials	7.9
Energy	4.2
Communication Services	2.1
Consumer Staples	2.0
Real Estate	1.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Genco Shipping & Trading Ltd.	1.2%
AGCO Corp.	1.1
Marcus & Millichap, Inc.	1.1
Unum Group	1.1
Seaboard Corp.	1.1
Everest Re Group Ltd.	1.1
Principal Financial Group, Inc.	1.1
Western Union (The) Co.	1.1
Raymond James Financial, Inc.	1.1
American Financial Group, Inc.	1.1
Total	11.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
The First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Value™ Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is a rules-based equity index designed to track the overall performance of the 50 most undervalued stocks comprising the NASDAQ US Large Mid Cap Index™ that exhibit high levels of “relative strength.” A relative strength analysis is a momentum-based investment strategy that emphasizes a security’s forward price momentum in the security selection process. The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “DVLU.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	Inception (9/5/18) to 3/31/22	Inception (9/5/18) to 3/31/22
Fund Performance
NAV	9.67%	16.41%	8.89%	35.50%
Market Price	9.72%	16.35%	8.90%	35.55%
Index Performance
Dorsey Wright Momentum Plus Value™ Index	10.08%	17.23%	9.57%	38.55%
S&P 500® Index	5.92%	15.65%	15.46%	66.98%
(See Notes to Fund Performance Overview on page 10.)

Nasdaq® and Dorsey Wright Momentum Plus Value™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU) (Continued)
Sector Allocation	% of Total Investments
Financials	33.4%
Energy	17.2
Materials	16.8
Consumer Discretionary	11.7
Industrials	7.0
Health Care	6.2
Communication Services	2.5
Consumer Staples	2.0
Real Estate	1.7
Information Technology	1.5
Total	100.0%
Top Ten Holdings	% of Total Investments
APA Corp.	3.6%
Westlake Corp.	3.4
Alcoa Corp.	3.4
Chesapeake Energy Corp.	3.3
Prudential Financial, Inc.	3.1
Selective Insurance Group, Inc.	3.0
American International Group, Inc.	2.9
Lincoln National Corp.	2.7
Principal Financial Group, Inc.	2.7
Olin Corp.	2.7
Total	30.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
The First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Low Volatility™ Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is a rules-based equity index designed to track the overall performance of the 50 stocks comprising the NASDAQ US Large Mid Cap Index™ that exhibit the lowest levels of volatility while still maintaining high levels of “relative strength.” A relative strength analysis is a momentum-based investment strategy that emphasizes a security’s forward price momentum in the security selection process. The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on The Nasdaq Stock Exchange LLC, under the ticker symbol “DVOL.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/22	1 Year Ended 3/31/22	Inception (9/5/18) to 3/31/22	Inception (9/5/18) to 3/31/22
Fund Performance
NAV	4.37%	16.66%	11.74%	48.61%
Market Price	4.40%	16.65%	11.76%	48.66%
Index Performance
Dorsey Wright Momentum Plus Low Volatility™ Index	4.73%	17.43%	12.48%	52.11%
S&P 500® Index	5.92%	15.65%	15.46%	66.98%
(See Notes to Fund Performance Overview on page 10.)

Nasdaq® and Dorsey Wright Momentum Plus Low Volatility™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL) (Continued)
Sector Allocation	% of Total Investments
Real Estate	35.3%
Industrials	19.2
Financials	17.1
Information Technology	11.1
Health Care	6.5
Consumer Discretionary	4.3
Consumer Staples	3.0
Materials	2.2
Energy	1.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Waste Management, Inc.	3.2%
Marsh & McLennan Cos., Inc.	3.2
Public Storage	3.1
Republic Services, Inc.	3.0
Costco Wholesale Corp.	3.0
Arthur J. Gallagher & Co.	3.0
First Industrial Realty Trust, Inc.	3.0
Paychex, Inc.	3.0
UnitedHealth Group, Inc.	3.0
Prologis, Inc.	3.0
Total	30.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2022 (Unaudited)
As a shareholder of First Trust SMID Cap Rising Dividend Achievers ETF, First Trust Dorsey Wright Momentum & Value ETF, or First Trust Dorsey Wright Momentum & Low Volatility ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Actual	$1,000.00	$990.40	0.60%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Actual	$1,000.00	$1,096.70	0.60%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Actual	$1,000.00	$1,043.70	0.60%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2021 through March 31, 2022), multiplied by 182/365 (to reflect the six-month period).

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Auto Components – 1.0%
199,096	Standard Motor Products, Inc.	$8,589,001
	Banks – 13.0%
204,143	Bank OZK	8,716,906
186,483	Citizens Financial Group, Inc.	8,453,274
96,726	Comerica, Inc.	8,746,932
154,517	Eagle Bancorp, Inc.	8,809,014
112,502	East West Bancorp, Inc.	8,889,908
683,866	First BanCorp	8,972,322
399,160	First Horizon Corp.	9,376,269
301,928	Hilltop Holdings, Inc.	8,876,683
51,240	M&T Bank Corp.	8,685,180
245,974	Pacific Premier Bancorp, Inc.	8,695,181
108,682	Popular, Inc.	8,883,667
183,518	Synovus Financial Corp.	8,992,382
135,368	Zions Bancorp N.A.	8,874,726
		114,972,444
	Building Products – 3.8%
134,959	A.O. Smith Corp.	8,622,531
77,734	Allegion PLC	8,533,639
93,553	Owens Corning	8,560,099
103,957	UFP Industries, Inc.	8,021,322
		33,737,591
	Capital Markets – 4.1%
78,029	Evercore, Inc., Class A	8,686,188
328,951	Franklin Resources, Inc.	9,184,312
280,690	Jefferies Financial Group, Inc.	9,220,667
86,840	Raymond James Financial, Inc.	9,544,584
		36,635,751
	Chemicals – 3.0%
179,381	Avient Corp.	8,610,288
232,926	Huntsman Corp.	8,737,054
74,124	Westlake Corp.	9,146,902
		26,494,244
	Commercial Services & Supplies – 1.0%
54,745	Tetra Tech, Inc.	9,029,640
	Construction & Engineering – 2.0%
117,672	AECOM	9,038,386
76,788	EMCOR Group, Inc.	8,648,633
		17,687,019
	Consumer Finance – 1.0%
492,989	SLM Corp.	9,051,278
	Containers & Packaging – 1.0%
58,688	Packaging Corp. of America	9,161,784
Shares	Description	Value

	Diversified Consumer Services – 1.1%
15,187	Graham Holdings Co., Class B	$9,286,395
	Diversified Financial Services – 1.0%
138,007	Voya Financial, Inc.	9,156,764
	Electronic Equipment, Instruments & Components – 1.0%
35,561	Littelfuse, Inc.	8,869,269
	Food Products – 1.1%
2,323	Seaboard Corp.	9,769,353
	Hotels, Restaurants & Leisure – 1.0%
109,807	Texas Roadhouse, Inc.	9,194,140
	Household Durables – 6.4%
142,849	Century Communities, Inc.	7,652,421
343,346	Ethan Allen Interiors, Inc.	8,951,030
312,085	La-Z-Boy, Inc.	8,229,682
210,552	MDC Holdings, Inc.	7,967,288
189,642	PulteGroup, Inc.	7,946,000
171,922	Toll Brothers, Inc.	8,083,772
47,162	Whirlpool Corp.	8,148,650
		56,978,843
	Insurance – 8.5%
65,425	American Financial Group, Inc.	9,527,188
192,296	CNA Financial Corp.	9,349,431
32,028	Everest Re Group Ltd.	9,652,599
183,943	Fidelity National Financial, Inc.	8,983,776
133,991	First American Financial Corp.	8,685,297
354,336	Old Republic International Corp.	9,166,672
131,143	Principal Financial Group, Inc.	9,627,208
311,656	Unum Group	9,820,281
		74,812,452
	IT Services – 2.1%
206,335	Genpact Ltd.	8,977,636
510,239	Western Union (The) Co.	9,561,879
		18,539,515
	Leisure Products – 4.8%
206,986	Acushnet Holdings Corp.	8,333,256
110,953	Johnson Outdoors, Inc., Class A	8,624,377
83,298	Polaris, Inc.	8,772,945
546,052	Smith & Wesson Brands, Inc.	8,261,767
124,013	Sturm Ruger & Co., Inc.	8,633,785
		42,626,130
	Machinery – 9.1%
69,336	AGCO Corp.	10,125,136
83,814	Crane Co.	9,075,380
129,207	Graco, Inc.	9,008,312
46,168	IDEX Corp.	8,851,791

See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
151,672	Mueller Industries, Inc.	$8,216,072
39,779	Nordson Corp.	9,033,015
42,910	Snap-on, Inc.	8,817,147
233,402	Terex Corp.	8,323,115
105,009	Toro (The) Co.	8,977,220
		80,427,188
	Marine – 2.2%
442,830	Genco Shipping & Trading Ltd.	10,459,645
76,302	Matson, Inc.	9,203,547
		19,663,192
	Media – 2.1%
254,848	Interpublic Group of (The) Cos., Inc.	9,034,361
109,043	Omnicom Group, Inc.	9,255,570
		18,289,931
	Metals & Mining – 3.0%
227,055	Commercial Metals Co.	9,450,029
109,055	Steel Dynamics, Inc.	9,098,459
151,334	Worthington Industries, Inc.	7,780,081
		26,328,569
	Oil, Gas & Consumable Fuels – 4.2%
211,182	California Resources Corp.	9,446,171
395,707	Magnolia Oil & Gas Corp., Class A	9,358,471
61,670	Oasis Petroleum, Inc.	9,022,321
6,820	Texas Pacific Land Corp.	9,221,390
		37,048,353
	Paper & Forest Products – 0.9%
126,344	Louisiana-Pacific Corp.	7,848,489
	Personal Products – 1.0%
49,324	Medifast, Inc.	8,423,553
	Professional Services – 1.0%
76,314	Robert Half International, Inc.	8,713,532
	Real Estate Management & Development – 1.1%
187,737	Marcus & Millichap, Inc.	9,889,985
	Road & Rail – 2.0%
56,723	Landstar System, Inc.	8,555,530
344,884	Schneider National, Inc., Class B	8,794,542
		17,350,072
	Semiconductors & Semiconductor Equipment – 3.0%
390,151	Amkor Technology, Inc.	8,474,080
68,110	Entegris, Inc.	8,940,118
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
55,306	Universal Display Corp.	$9,233,337
		26,647,535
	Software – 1.0%
334,588	NortonLifeLock, Inc.	8,873,274
	Specialty Retail – 4.6%
472,688	American Eagle Outfitters, Inc.	7,941,158
239,561	Buckle (The), Inc.	7,915,096
80,096	Dick’s Sporting Goods, Inc.	8,011,202
311,757	Haverty Furniture Cos., Inc.	8,548,377
55,942	Williams-Sonoma, Inc.	8,111,590
		40,527,423
	Technology Hardware, Storage & Peripherals – 1.0%
102,401	NetApp, Inc.	8,499,283
	Textiles, Apparel & Luxury Goods – 2.9%
98,065	Columbia Sportswear Co.	8,877,825
433,419	Levi Strauss & Co., Class A	8,564,359
222,808	Steven Madden Ltd.	8,609,301
		26,051,485
	Thrifts & Mortgage Finance – 3.0%
220,522	Essent Group Ltd.	9,087,712
650,908	MGIC Investment Corp.	8,819,803
406,762	Radian Group, Inc.	9,034,184
		26,941,699
	Trading Companies & Distributors – 0.9%
112,809	Boise Cascade Co.	7,836,841
	Total Investments – 99.9%	883,952,017
	(Cost $915,320,014)
	Net Other Assets and Liabilities – 0.1%	621,203
	Net Assets – 100.0%	$884,573,220

See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 883,952,017	$ 883,952,017	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Automobiles – 3.8%
29,042	Ford Motor Co.	$491,100
13,444	General Motors Co. (a)	588,041
		1,079,141
	Banks – 14.1%
2,813	BOK Financial Corp.	264,281
2,941	Comerica, Inc.	265,955
1,679	JPMorgan Chase & Co.	228,881
16,351	KeyCorp	365,936
1,810	M&T Bank Corp.	306,795
8,189	Popular, Inc.	669,369
19,204	Regions Financial Corp.	427,481
3,259	SouthState Corp.	265,902
6,692	Synovus Financial Corp.	327,908
9,687	Wells Fargo & Co.	469,432
5,781	Zions Bancorp N.A.	379,002
		3,970,942
	Building Products – 2.2%
9,588	Builders FirstSource, Inc. (a)	618,809
	Capital Markets – 3.4%
3,006	Morgan Stanley	262,724
10,122	Stifel Financial Corp.	687,284
		950,008
	Chemicals – 11.9%
5,041	CF Industries Holdings, Inc.	519,525
11,633	Chemours (The) Co.	366,207
19,705	Huntsman Corp.	739,134
14,296	Olin Corp.	747,395
7,854	Westlake Corp.	969,184
		3,341,445
	Distributors – 1.1%
6,441	LKQ Corp.	292,486
	Diversified Telecommunication Services – 2.5%
25,177	Frontier Communications Parent, Inc. (a)	696,648
	Electronic Equipment, Instruments & Components – 1.5%
7,005	Jabil, Inc.	432,419
	Food & Staples Retailing – 2.0%
9,766	Kroger (The) Co.	560,275
	Health Care Providers & Services – 6.2%
2,356	HCA Healthcare, Inc.	590,461
2,417	Laboratory Corp of America Holdings (a)	637,266
Shares	Description	Value

	Health Care Providers & Services (Continued)
3,850	Quest Diagnostics, Inc.	$526,911
		1,754,638
	Household Durables – 4.2%
7,573	Lennar Corp., Class A	614,701
12,118	Toll Brothers, Inc.	569,788
		1,184,489
	Insurance – 15.9%
2,880	American Financial Group, Inc.	419,385
13,061	American International Group, Inc.	819,839
11,641	Lincoln National Corp.	760,856
10,288	Principal Financial Group, Inc.	755,242
7,301	Prudential Financial, Inc.	862,759
9,475	Selective Insurance Group, Inc.	846,686
		4,464,767
	Metals & Mining – 3.4%
10,626	Alcoa Corp.	956,659
	Oil, Gas & Consumable Fuels – 17.2%
24,473	APA Corp.	1,011,469
10,508	Chesapeake Energy Corp.	914,196
3,584	ConocoPhillips	358,400
4,893	Diamondback Energy, Inc.	670,732
3,247	EOG Resources, Inc.	387,140
23,820	Marathon Oil Corp.	598,120
4,945	Marathon Petroleum Corp.	422,798
1,867	Pioneer Natural Resources Co.	466,806
		4,829,661
	Paper & Forest Products – 1.5%
6,639	Louisiana-Pacific Corp.	412,415
	Real Estate Management & Development – 1.7%
2,008	Jones Lang LaSalle, Inc. (a)	480,836
	Specialty Retail – 2.6%
7,892	Penske Automotive Group, Inc.	739,638
	Trading Companies & Distributors – 4.8%
13,900	Air Lease Corp.	620,635
5,627	WESCO International, Inc. (a)	732,298
		1,352,933
	Total Investments – 100.0%	28,118,209
	(Cost $26,394,758)
	Net Other Assets and Liabilities – 0.0%	10,476
	Net Assets – 100.0%	$28,128,685

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 28,118,209	$ 28,118,209	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 64.5%
	Air Freight & Logistics – 1.0%
10,651	Expeditors International of Washington, Inc.	$1,098,757
	Banks – 1.3%
10,949	JPMorgan Chase & Co.	1,492,568
	Building Products – 2.4%
5,773	Carlisle Cos., Inc.	1,419,696
19,696	Johnson Controls International PLC	1,291,467
		2,711,163
	Capital Markets – 5.5%
1,365	BlackRock, Inc.	1,043,092
14,171	Nasdaq, Inc.	2,525,272
3,416	S&P Global, Inc.	1,401,175
12,573	Tradeweb Markets, Inc., Class A	1,104,790
		6,074,329
	Chemicals – 2.2%
9,803	Sherwin-Williams (The) Co.	2,447,025
	Commercial Services & Supplies – 6.2%
25,545	Republic Services, Inc.	3,384,712
22,294	Waste Management, Inc.	3,533,599
		6,918,311
	Electrical Equipment – 4.7%
21,537	AMETEK, Inc.	2,868,298
8,677	Eaton Corp. PLC	1,316,821
3,700	Rockwell Automation, Inc.	1,036,111
		5,221,230
	Electronic Equipment, Instruments & Components – 1.7%
25,488	Amphenol Corp., Class A	1,920,521
	Food & Staples Retailing – 3.0%
5,844	Costco Wholesale Corp.	3,365,267
	Health Care Providers & Services – 3.9%
7,857	Quest Diagnostics, Inc.	1,075,309
6,494	UnitedHealth Group, Inc.	3,311,745
		4,387,054
	Hotels, Restaurants & Leisure – 2.6%
24,843	Yum! Brands, Inc.	2,944,641
	Insurance – 10.2%
4,408	Aon PLC, Class A	1,435,377
19,149	Arthur J. Gallagher & Co.	3,343,415
43,233	Brown & Brown, Inc.	3,124,449
Shares	Description	Value

	Insurance (Continued)
20,705	Marsh & McLennan Cos., Inc.	$3,528,546
		11,431,787
	IT Services – 7.6%
6,240	Accenture PLC, Class A	2,104,315
13,338	Automatic Data Processing, Inc.	3,034,929
24,286	Paychex, Inc.	3,314,310
		8,453,554
	Life Sciences Tools & Services – 1.2%
5,545	IQVIA Holdings, Inc. (a)	1,282,059
	Machinery – 2.3%
5,651	Nordson Corp.	1,283,229
15,360	Xylem, Inc.	1,309,594
		2,592,823
	Oil, Gas & Consumable Fuels – 1.3%
44,550	Williams (The) Cos., Inc.	1,488,416
	Pharmaceuticals – 1.4%
8,124	Zoetis, Inc.	1,532,105
	Software – 1.8%
6,412	Microsoft Corp.	1,976,884
	Specialty Retail – 1.7%
6,278	Home Depot (The), Inc.	1,879,194
	Trading Companies & Distributors – 2.5%
47,170	Fastenal Co.	2,801,898
	Total Common Stocks	72,019,586
	(Cost $68,651,174)
REAL ESTATE INVESTMENT TRUSTS – 35.2%
	Equity Real Estate Investment Trusts – 35.2%
29,055	American Campus Communities, Inc.	1,626,208
8,441	American Tower Corp.	2,120,548
20,735	Apartment Income REIT Corp.	1,108,493
35,990	CubeSmart	1,872,560
54,709	Duke Realty Corp.	3,176,404
12,193	EastGroup Properties, Inc.	2,478,593
9,315	Extra Space Storage, Inc.	1,915,164
53,538	First Industrial Realty Trust, Inc.	3,314,538
20,761	Life Storage, Inc.	2,915,467
14,448	Mid-America Apartment Communities, Inc.	3,026,134
20,372	Prologis, Inc.	3,289,670
8,786	Public Storage	3,429,000
35,247	Rexford Industrial Realty, Inc.	2,629,074
34,084	Spirit Realty Capital, Inc.	1,568,546
68,517	STAG Industrial, Inc.	2,833,178

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
11,516	Sun Communities, Inc.	$2,018,640
	Total Real Estate Investment Trusts	39,322,217
	(Cost $37,505,111)
	Total Investments – 99.7%	111,341,803
	(Cost $106,156,285)
	Net Other Assets and Liabilities – 0.3%	316,112
	Net Assets – 100.0%	$111,657,915

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 72,019,586	$ 72,019,586	$ —	$ —
Real Estate Investment Trusts*	39,322,217	39,322,217	—	—
Total Investments	$ 111,341,803	$ 111,341,803	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2022 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
ASSETS:
Investments, at value	$ 883,952,017	$ 28,118,209	$ 111,341,803
Cash	20,144,507	6,456	238,438
Receivables:
Dividends	694,933	16,924	133,043
Dividend reclaims	87	—	1,767
Total Assets	904,791,544	28,141,589	111,715,051
LIABILITIES:
Payables:
Investment securities purchased	19,806,228	—	—
Investment advisory fees	412,096	12,904	57,136
Total Liabilities	20,218,324	12,904	57,136
NET ASSETS	$884,573,220	$28,128,685	$111,657,915
NET ASSETS consist of:
Paid-in capital	$ 929,123,452	$ 36,310,688	$ 112,657,767
Par value	318,000	11,000	39,000
Accumulated distributable earnings (loss)	(44,868,232)	(8,193,003)	(1,038,852)
NET ASSETS	$884,573,220	$28,128,685	$111,657,915
NET ASSET VALUE, per share	$27.82	$25.57	$28.63
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	31,800,002	1,100,002	3,900,002
Investments, at cost	$915,320,014	$26,394,758	$106,156,285
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2022 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
INVESTMENT INCOME:
Dividends	$ 5,755,548	$ 263,168	$ 934,495
Interest	470	4	18
Foreign withholding tax	(8,122)	(389)	—
Other	—	44	—
Total investment income	5,747,896	262,827	934,513
EXPENSES:
Investment advisory fees	1,486,761	75,725	371,681
Total expenses	1,486,761	75,725	371,681
NET INVESTMENT INCOME (LOSS)	4,261,135	187,102	562,832
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(16,375,573)	(280,878)	(3,539,491)
In-kind redemptions	4,380,067	211,215	12,149,076
Net realized gain (loss)	(11,995,506)	(69,663)	8,609,585
Net change in unrealized appreciation (depreciation) on:
Investments	(26,812,162)	2,117,362	(4,282,302)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(38,807,668)	2,047,699	4,327,283
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,546,533)	$ 2,234,801	$ 4,890,115

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)		First Trust Dorsey Wright Momentum & Value ETF (DVLU)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021	Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021
OPERATIONS:
Net investment income (loss)	$ 4,261,135	$ 1,215,419	$ 187,102	$ 403,881
Net realized gain (loss)	(11,995,506)	4,399,493	(69,663)	7,489,708
Net change in unrealized appreciation (depreciation)	(26,812,162)	(4,309,095)	2,117,362	(1,439,711)
Net increase (decrease) in net assets resulting from operations	(34,546,533)	1,305,817	2,234,801	6,453,878
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(4,006,525)	(1,005,851)	(219,390)	(376,450)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	738,439,986	225,198,706	5,097,895	63,958,085
Cost of shares redeemed	(25,986,819)	(24,875,461)	(4,848,859)	(58,491,461)
Net increase (decrease) in net assets resulting from shareholder transactions	712,453,167	200,323,245	249,036	5,466,624
Total increase (decrease) in net assets	673,900,109	200,623,211	2,264,447	11,544,052
NET ASSETS:
Beginning of period	210,673,111	10,049,900	25,864,238	14,320,186
End of period	$884,573,220	$210,673,111	$28,128,685	$25,864,238
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,450,002	550,002	1,100,002	950,002
Shares sold	25,250,000	7,800,000	200,000	2,900,000
Shares redeemed	(900,000)	(900,000)	(200,000)	(2,750,000)
Shares outstanding, end of period	31,800,002	7,450,002	1,100,002	1,100,002

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Six Months Ended 3/31/2022 (Unaudited)	Year Ended 9/30/2021

$ 562,832	$ 436,137
8,609,585	24,241,948
(4,282,302)	750,009
4,890,115	25,428,094

(452,400)	(398,380)

76,808,881	173,667,860
(90,703,043)	(202,257,238)
(13,894,162)	(28,589,378)
(9,456,447)	(3,559,664)

121,114,362	124,674,026
$111,657,915	$121,114,362

4,400,002	5,550,002
2,700,000	6,800,000
(3,200,000)	(7,950,000)
3,900,002	4,400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,			Period Ended 9/30/2018 (a)
		2021	2020	2019
Net asset value, beginning of period	$ 28.28	$ 18.27	$ 20.37	$ 21.28	$ 19.94
Income from investment operations:
Net investment income (loss)	0.19	0.36	0.33	0.35	0.26
Net realized and unrealized gain (loss)	(0.45)	9.99	(2.08)	(0.92)	1.31
Total from investment operations	(0.26)	10.35	(1.75)	(0.57)	1.57
Distributions paid to shareholders from:
Net investment income	(0.20)	(0.34)	(0.35)	(0.34)	(0.23)
Net asset value, end of period	$27.82	$28.28	$18.27	$20.37	$21.28
Total return (b)	(0.96)%	56.77%	(8.56)%	(2.59)%	7.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 884,573	$ 210,673	$ 10,050	$ 7,128	$ 4,257
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.72% (c)	1.77%	1.83%	1.95%	1.49% (c)
Portfolio turnover rate (d)	96%	36%	76%	78%	72%

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,			Period Ended 9/30/2018 (a)
		2021	2020	2019
Net asset value, beginning of period	$ 23.51	$ 15.07	$ 18.52	$ 19.46	$ 19.98
Income from investment operations:
Net investment income (loss)	0.18	0.29	0.25	0.33	0.02
Net realized and unrealized gain (loss)	2.09	8.42	(3.44)	(0.94)	(0.54)
Total from investment operations	2.27	8.71	(3.19)	(0.61)	(0.52)
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.27)	(0.26)	(0.33)	—
Net asset value, end of period	$25.57	$23.51	$15.07	$18.52	$19.46
Total return (b)	9.67%	57.98%	(17.19)%	(3.04)%	(2.60)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 28,129	$ 25,864	$ 14,320	$ 19,451	$ 13,625
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.48% (c)	1.68%	1.56%	2.01%	3.61% (c)
Portfolio turnover rate (d)	106%	195%	205%	152%	0%

(a)	Inception date is September 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
	Six Months Ended 3/31/2022 (Unaudited)	Year Ended September 30,			Period Ended 9/30/2018 (a)
		2021	2020	2019
Net asset value, beginning of period	$ 27.53	$ 22.46	$ 22.81	$ 19.94	$ 19.97
Income from investment operations:
Net investment income (loss)	0.14	0.10	0.28	0.29	0.03
Net realized and unrealized gain (loss)	1.07	5.06	(0.30)	2.85	(0.06)
Total from investment operations	1.21	5.16	(0.02)	3.14	(0.03)
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.09)	(0.33)	(0.27)	—
Net asset value, end of period	$28.63	$27.53	$22.46	$22.81	$19.94
Total return (b)	4.37%	22.98%	0.03%	15.93%	(0.15)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 111,658	$ 121,114	$ 124,674	$ 131,169	$ 13,960
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	0.91% (c)	0.36%	1.21%	2.37%	3.81% (c)
Portfolio turnover rate (d)	82%	136%	187%	81%	0%

(a)	Inception date is September 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-four exchange-traded funds that are offering shares. This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
First Trust SMID Cap Rising Dividend Achievers ETF – (ticker “SDVY”)
First Trust Dorsey Wright Momentum & Value ETF – (ticker “DVLU”)
First Trust Dorsey Wright Momentum & Low Volatility ETF – (ticker “DVOL”)
By operation of law, SDVY, DVLU and DVOL now operate as diversified open-end management investment companies as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
First Trust Dorsey Wright Momentum & Value ETF	Dorsey Wright Momentum Plus ValueTM Index
First Trust Dorsey Wright Momentum & Low Volatility ETF	Dorsey Wright Momentum Plus Low Volatility TM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2022, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2021, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust SMID Cap Rising Dividend Achievers ETF	$ 1,005,851	$ —	$ —
First Trust Dorsey Wright Momentum & Value ETF	376,450	—	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	398,380	—	—
As of September 30, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust SMID Cap Rising Dividend Achievers ETF	$ 190,695	$ (1,024,748)	$ (5,481,121)
First Trust Dorsey Wright Momentum & Value ETF	42,373	(9,847,184)	(403,603)
First Trust Dorsey Wright Momentum & Low Volatility ETF	76,645	(14,942,639)	9,389,427
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit. As of March 31, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
Non-Expiring Capital Loss Carryforward
First Trust SMID Cap Rising Dividend Achievers ETF	$ 1,024,748
First Trust Dorsey Wright Momentum & Value ETF	9,847,184
First Trust Dorsey Wright Momentum & Low Volatility ETF	14,942,639
As of March 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust SMID Cap Rising Dividend Achievers ETF	$ 915,320,014	$ 15,115,383	$ (46,483,380)	$ (31,367,997)
First Trust Dorsey Wright Momentum & Value ETF	26,394,758	2,612,394	(888,943)	1,723,451
First Trust Dorsey Wright Momentum & Low Volatility ETF	106,156,285	7,127,126	(1,941,608)	5,185,518
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses (if any), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses which are paid by each respective Fund. SDVY, DVLU and DVOL have each agreed to pay First Trust an annual unitary management fee equal to 0.60% of their average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ 477,687,883	$ 477,348,359
First Trust Dorsey Wright Momentum & Value ETF	26,952,420	26,960,425
First Trust Dorsey Wright Momentum & Low Volatility ETF	101,290,707	101,297,554

For the six months ended March 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ 737,933,826	$ 25,872,113
First Trust Dorsey Wright Momentum & Value ETF	5,081,445	4,838,704
First Trust Dorsey Wright Momentum & Low Volatility ETF	76,673,934	90,650,881
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2023.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2022 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 3, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 3, 2022

* Print the name and title of each signing officer under his or her signature.